CoreFunds, Inc.
                                 ---------------

                          ANNUAL REPORT TO SHAREHOLDERS

                                  June 30, 1998

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


EQUITY INDEX FUND
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 0.9%
Lockheed Martin                   6,800        $  720
Northrop Grumman                  1,700           175
Raytheon Company, Class B*       11,900           704
Rockwell International            8,763           421
United Technologies               8,600           795
                                               ------
                                                2,815
                                               ------
AGRICULTURE -- 0.1%
Pioneer Hi-Bred International    10,500           434
                                               ------
AIR TRANSPORTATION -- 0.5%
AMR*                              3,400           283
Delta Air Lines                   2,500           323
Federal Express*                  4,000           251
US Air Group*                     7,800           618
                                               ------
                                                1,475
                                               ------
AIRCRAFT -- 0.8%
Boeing                           38,470         1,714
General Dynamics                  6,000           279
Textron                           8,000           573
                                               ------
                                                2,566
                                               ------
APPAREL/TEXTILES -- 0.3%
Liz Claiborne                     5,000           261
Nike, Class B                    10,000           487
Reebok International              7,300           202
Russell                           3,100            94
                                               ------
                                                1,044
                                               ------
AUTOMOTIVE -- 2.3%
Allied Signal                    18,200           808
Chrysler                         26,200         1,477
Dana                              1,500            80
Echlin                            8,300           407
Ford Motor                       43,400         2,561
General Motors                   27,600         1,844
Paccar                            3,000           157
TRW                               5,000           273
                                               ------
                                                7,607
                                               ------
BANKS -- 9.0%
Banc One                         26,038         1,453
Bank of New York                 13,000           789
BankAmerica                      25,600         2,213
BankBoston                        9,000           501
Bankers Trust New York            3,800           441
BB&T                              5,000           338
Chase Manhattan                  31,532         2,381
Citicorp                         16,800         2,507
Comerica                          5,550           368
Fifth Third Bancorp               6,750           425
First Chicago                    12,701         1,126
First Union                      23,560         1,372
Fleet Financial Group             9,801           818
Golden West Financial             2,000           213
H.F. Ahmanson                     4,500           319
Huntington Bancshares             5,000           167

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
J.P. Morgan                       6,000        $  703
Keycorp                          15,600           556
MBNA                             17,887           590
Mellon Bank                      11,400           794
Mercantile Bancorporation         4,500           227
National City                    11,800           838
NationsBank                      35,075         2,683
Northern Trust                    4,000           305
Norwest                          30,600         1,144
PNC Bank                         13,900           748
Providian Financial               2,300           181
Republic New York                 4,000           252
State Street                      6,000           417
Summit Bancorp                    6,000           285
Suntrust Banks                    8,400           683
Synovus Financial                15,000           356
U.S. Bancorp                     26,238         1,128
Wachovia                          7,100           600
Washington Mutual                13,650           593
Wells Fargo                       3,433         1,267
                                               ------
                                               29,781
                                               ------
BEAUTY PRODUCTS -- 2.6%
Avon Products                     3,200           248
Colgate Palmolive                10,492           923
Gillette                         41,000         2,324
International Flavors &
  Fragrances                      6,500           282
Procter & Gamble                 50,800         4,626
                                               ------
                                                8,403
                                               ------
BROADCASTING, CABLE TV, NEWSPAPERS & ADVERTISING -- 1.7%
CBS                              26,000           825
Clear Channel Communications*     3,600           393
Comcast, Class A                 14,200           576
Interpublic Group                 5,000           303
Omnicom Group                     6,800           339
Tele-Communications, Class A*    18,424           708
Time Warner, Class A             21,800         1,863
Viacom, Class B*                 10,526           613
                                               ------
                                                5,620
                                               ------
BUILDING & CONSTRUCTION -- 0.2%
Centex                            4,800           181
Foster Wheeler                    3,300            71
Halliburton                       9,200           410
McDermott International           3,400           117
                                               ------
                                                  779
                                               ------
BUILDING MATERIALS -- 0.0%
Owens Corning                     2,800           114
                                               ------
CHEMICALS -- 2.3%
Air Products & Chemical           6,200           248
Dow Chemical                      8,150           788
E.I. DuPont de Nemours           40,000         2,985
Eastman Chemical                  5,700           355
Ecolab                           10,000           310
FMC*                              2,200           150
Hercules                          9,200           378
Monsanto                         19,500         1,090

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998
EQUITY INDEX FUND (CONTINUED)


-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Nalco Chemical                    5,700      $    200
Praxair                           5,500           257
Rohm & Haas                       2,500           260
Sigma Aldrich                    10,600           372
W.R. Grace & Company*             3,100            53
                                             --------
                                                7,446
                                             --------
COMMUNICATIONS EQUIPMENT -- 3.7%
Andrew*                           9,000           163
Ascend Communications*            5,000           248
Bay Networks*                     5,000           161
Cabletron Systems*               21,800           293
Cisco Systems*                   36,900         3,397
General Instrument*               5,800           158
ITT Industries                    7,000           262
Lucent Technologies              46,600         3,877
Mediaone Group*                  21,800           958
Motorola                         20,600         1,083
Northern Telecom                 19,100         1,084
Tellabs*                          6,200           444
                                             --------
                                               12,128
                                             --------
COMPUTERS & SERVICES -- 8.7%
3COM*                            12,000           368
Adobe Systems                     4,000           170
Automatic Data Processing         9,400           685
Ceridian*                         3,400           200
Compaq Computer                  61,685         1,750
Computer Associates International  18,075       1,004
Computer Sciences*                3,800           243
Dell Computer*                   24,800         2,302
DSC Communications*              17,500           525
EMC*                             18,200           816
Equifax                           6,000           218
First Data                       15,400           513
Gateway 2000*                     5,000           253
Harris Computer Systems           3,200           143
Hewlett Packard                  37,300         2,233
International Business Machines  35,000         4,018
Microsoft*                       90,700         9,830
Novell*                          20,000           255
Oracle Systems*                  36,862           905
Parametric Technology*           10,000           271
Pitney Bowes                     10,000           481
Seagate Technology*               7,200           171
Shared Medical Systems            2,400           176
Silicon Graphics*                23,000           279
Sun Microsystems*                11,200           486
Tandy                             4,000           212
Unisys*                          10,000           282
                                             --------
                                               28,789
                                             --------
CONTAINERS & PACKAGING -- 0.2%
Crown Cork & Seal                 3,700           176
Owens-Illinois*                   9,000           403
                                             --------
                                                  579
                                             --------
DRUGS -- 8.9%
Abbott Labs                      56,000         2,289
Allergan                          5,000           232
Alza*                             5,000           216

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
American Home Products           45,600      $  2,360
Amgen*                            9,600           628
Baxter International              9,800           527
Bristol-Myers Squibb             37,040         4,257
Eli Lilly                        39,800         2,629
Merck                            44,400         5,938
Pfizer                           48,200         5,239
Pharmacia & Upjohn               16,255           750
Schering Plough                  27,200         2,492
Warner Lambert                   28,200         1,956
                                             --------
                                               29,513
                                             --------
ELECTRICAL EQUIPMENT -- 3.6%
Emerson Electric                 14,600           881
General Electric                117,500        10,692
W.W. Grainger                     4,000           199
                                             --------
                                               11,772
                                             --------
ELECTRICAL SERVICES -- 2.4%
Ameren                            4,300           171
American Electric Power           5,300           240
Baltimore Gas & Electric          4,700           146
Carolina Power & Light           10,600           460
Central & South West              5,400           145
Cinergy                           4,600           161
Consolidated Edison               5,300           244
Dominion Resources of Virginia    5,500           224
DTE Energy                        4,200           170
Duke Power                       12,986           769
Edison International             13,400           396
Firstenergy*                     10,000           307
FPL Group                         6,100           384
GPU                               4,200           159
Houston Industries               13,343           412
Niagara Mohawk Power*            26,200           391
Northern States Power             7,000           200
Pacificorp                       16,400           371
PECO Energy                      16,000           467
PG&E                             15,500           489
PP&L Resources                    1,500            34
Public Service Enterprise Group   5,500           189
Sempra Energy*                    5,714           159
Southern                         20,100           557
Texas Utilities                   8,785           366
Unicom                            4,800           168
                                             --------
                                                7,779
                                             --------
ENTERTAINMENT -- 0.9%
King World Productions*          13,200           337
Walt Disney                      24,926         2,619
                                             --------
                                                2,956
                                             --------
ENVIRONMENTAL SERVICES -- 0.3%
Browning Ferris Industries        5,900           205
Laidlaw                          14,000           171
Waste Management                 15,200           532
                                             --------
                                                  908
                                             --------
FINANCIAL SERVICES -- 3.7%
American Express                 16,600         1,892
Associates First Capital         12,774           982

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


EQUITY INDEX FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Beneficial                        2,400      $    368
Charles Schwab                    9,600           312
Countrywide Credit Industries     6,000           304
FHLMC                            30,200         1,421
FNMA                             38,800         2,357
Franklin Resources                9,000           486
Green Tree Financial              5,900           253
Household International          12,300           612
Lehman Brothers Holdings          3,000           233
Merrill Lynch                    11,200         1,033
Morgan Stanley, Dean Witter,
   & Discover                    21,330         1,949
                                             --------
                                               12,202
                                             --------
FOOD, BEVERAGE & TOBACCO -- 7.3%
Anheuser Busch                   16,400           774
Archer Daniels Midland           17,277           335
Bestfoods                        10,800           627
Campbell Soup                    16,200           861
Coca Cola                        91,600         7,832
ConAgra                          14,600           463
Coors, Adolph, Class B            5,600           190
Fortune Brands                    6,700           258
General Mills                     5,900           403
H.J. Heinz                       16,650           934
Hershey Foods                     4,000           276
Kellogg                          15,200           571
PepsiCo                          56,800         2,339
Philip Morris                    89,400         3,520
Quaker Oats                       5,000           275
Ralston-Purina Group              3,900           456
Sara Lee                         16,900           945
Seagram                          12,300           504
Unilever                         23,600         1,863
UST                              10,200           275
Wrigley, William Jr.              4,000           392
                                             --------
                                               24,093
                                             --------
GAS/NATURAL GAS -- 0.8%
Coastal                           2,500           175
Columbia Gas Systems              5,250           292
Consolidated Natural Gas          6,000           353
Enron                            11,200           605
Nicor                             3,700           148
Peoples Energy                    4,100           158
Sonat                             6,800           263
Williams                         14,500           489
                                             --------
                                                2,483
                                             --------
GLASS PRODUCTS -- 0.2%
Corning                           7,300           254
PPG Industries                    7,300           508
                                             --------
                                                  762
                                             --------
HEALTHCARE SERVICES -- 0.5%
Columbia/HCA Healthcare          22,850           666
Healthsouth*                     11,000           294
Humana*                           8,000           250
Tenet Healthcare*                12,900           403
                                             --------
                                                1,613
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
HOTELS & LODGING -- 0.2%
Harrah's Entertainment*          10,000      $    233
Hilton Hotels                     8,500           242
Marriott International*          10,000           324
                                             --------
                                                  799
                                             --------
HOUSEHOLD FURNITURE & FIXTURES -- 0.2%
Armstrong World Industries        1,600           108
Masco                             5,500           333
Newell                            3,600           179
Sherwin Williams                  4,600           152
                                             --------
                                                  772
                                             --------
HOUSEHOLD PRODUCTS -- 0.3%
Clorox                            5,800           553
Whirlpool                         5,700           392
                                             --------
                                                  945
                                             --------
INSURANCE -- 5.0%
Aetna                             5,308           404
Allstate                         15,700         1,438
American General                  9,716           692
American International Group     25,500         3,723
AON                               5,250           369
Chubb                             6,600           530
Cigna                             8,700           600
Cincinnati Financial              9,000           345
Conseco                           5,600           262
General Re                        2,400           608
Hartford Financial Services
  Group                           3,100           355
Jefferson-Pilot                   6,750           391
Lincoln National                  2,100           192
Loew's                            3,400           296
Marsh and McLennan               11,100           671
MBIA                              3,800           285
MGIC Investment                   5,000           285
Progressive of Ohio               2,200           310
Safeco                            8,400           382
St. Paul                         14,616           615
Sunamerica                        6,750           388
Transamerica                      1,500           173
Travelers                        42,079         2,551
United Healthcare                 5,100           324
Unum                              6,000           333
                                             --------
                                               16,522
                                             --------
LUMBER & WOOD PRODUCTS -- 0.0%
Potlatch                          2,100            88
                                             --------
MACHINERY -- 1.2%
Baker Hughes                      6,000           207
Black & Decker                    3,500           214
Brunswick                         9,500           235
Case                              3,000           145
Caterpillar                      13,800           730
Crane                             4,650           226
Deere                             7,800           412
Dover                             5,600           192
Dresser Industries                4,500           198
Eaton                             3,100           241
Illinois Tool Works               8,200           547

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998



EQUITY INDEX FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Ingersoll Rand                    6,600      $    291
Snap-On Tools                     4,050           147
Stanley Works                     3,600           150
Timken                            5,000           154
                                             --------
                                                4,089
                                             --------
MEASURING DEVICES -- 0.6%
Honeywell                         4,400           368
Johnson Controls                  9,000           514
Millipore                         3,400            93
Parker Hannifin                   4,275           163
Perkin Elmer                      5,000           311
Tektronix                         5,250           186
Thermo Electron*                  7,000           239
                                             --------
                                                1,874
                                             --------
MEDICAL INFORMATION SYSTEMS -- 0.2%
HBO                              15,000           529
                                             --------
MEDICAL PRODUCTS & SERVICES -- 2.3%
Bausch & Lomb                     9,000           451
Becton Dickinson                  3,000           233
Biomet*                           9,000           298
Boston Scientific*                5,800           415
Cardinal Health                   4,000           375
Guidant                           6,500           464
Johnson & Johnson                48,000         3,540
Mallinckrodt                      4,500           134
Medtronic                        16,000         1,020
St. Jude Medical*                 7,000           258
U.S. Surgical                     6,000           274
                                             --------
                                                7,462
                                             --------
METALS & MINING -- 0.4%
Alcan Aluminum                    7,700           213
Aluminum Company of America       5,200           343
Asarco                            3,300            73
Cyprus AMAX Minerals              7,400            98
Freeport-McMoran Copper
   and Gold, Class B              6,000            91
Inco                              7,600           104
Newmont Mining                   10,770           254
Phelps Dodge                      1,600            92
Reynolds Metals                   3,500           196
                                             --------
                                                1,464
                                             --------
MISCELLANEOUS BUSINESS SERVICES -- 0.2%
Cendant*                         28,502           595
National Service Industries       3,000           153
                                             --------
                                                  748
                                             --------
MISCELLANEOUS CHEMICAL PRODUCTS -- 0.1%
Raychem                           8,800           260
                                             --------
MISCELLANEOUS CONSUMER SERVICES -- 0.2%
H&R Block                         7,000           295
Service International             9,800           420
                                             --------
                                                  715
                                             --------
MISCELLANEOUS MANUFACTURING -- 0.5%
Hasbro                            3,600           142
Mattel                            8,250           349

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Tyco International               20,800      $  1,310
                                             --------
                                                1,801
                                             --------
PAPER & PAPER PRODUCTS -- 1.4%
Avery Dennison                    4,600           247
Champion International            8,200           403
Fort James                        6,700           298
International Paper              12,035           518
Kimberly Clark                   23,704         1,087
Mead                              6,600           210
Minnesota Mining &
   Manufacturing                 14,600         1,200
Stone Container*                  3,800            59
Temple Inland                     1,000            54
Union Camp                        4,750           236
Weyerhaeuser                      6,006           277
Willamette Industries             3,800           122
                                             --------
                                                4,711
                                             --------
PETROLEUM REFINING -- 7.0%
Amerada Hess                      2,100           114
Amoco                            34,800         1,449
Anadarko Petroleum                5,000           336
Ashland                           4,300           222
Atlantic Richfield               12,000           938
Burlington Resources              6,400           276
Chevron                          23,300         1,935
Exxon                            90,600         6,461
Mobil                            28,800         2,207
Occidental Petroleum              9,900           267
Oryx Energy*                      8,400           186
Phillips Petroleum                7,200           347
Rowan Companies*                 10,000           194
Royal Dutch Petroleum            78,500         4,303
Schlumberger                     17,800         1,216
Sun                               8,200           318
Texaco                           23,600         1,409
Union Pacific Resources Group     8,629           152
Unocal                            8,900           318
USX Marathon Group                9,500           326
Western Atlas*                    3,000           255
                                             --------
                                               23,229
                                             --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.6%
Eastman Kodak                    11,300           826
Polaroid                          3,000           107
Xerox                            10,800         1,098
                                             --------
                                                2,031
                                             --------
PRECIOUS METALS -- 0.1%
Barrick Gold                     12,000           230
Placer Dome Group                 5,400            63
                                             --------
                                                  293
                                             --------
PRINTING & PUBLISHING -- 0.8%
Deluxe                              500            18
Donnelly R.R. & Sons              9,200           421
Gannett                           9,600           682
Knight-Ridder                     3,000           165
McGraw-Hill                       2,200           179

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


EQUITY INDEX FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Meredith                          6,000      $    282
New York Times, Class A           3,200           254
Times Mirror, Class A             5,900           371
Tribune                           3,000           206
                                             --------
                                                2,578
                                             --------
PROFESSIONAL SERVICES -- 0.3%
Cognizant                        11,000           693
Dun & Bradstreet                  4,700           169
                                             --------
                                                  862
                                             --------
RAILROADS -- 0.5%
Burlington Northern Santa Fe      5,464           536
CSX                               8,200           373
Norfolk Southern                 13,800           411
Union Pacific                     8,300           366
                                             --------
                                                1,686
                                             --------
RETAIL -- 6.2%
Albertson's                       8,400           435
American Stores                  13,400           324
Autozone*                        10,000           319
Circuit City Stores               7,500           352
Consolidated Stores*              5,000           181
Costco Companies*                10,900           687
CVS                              12,800           498
Darden Restaurants               11,800           187
Dayton-Hudson                    15,600           757
Dillards, Class A                 9,700           402
Federated Department Stores*      5,700           307
Gap                              14,700           906
Giant Food, Class A               3,900           168
Harcourt General                  5,300           315
Home Depot                       25,599         2,126
J.C. Penney                       8,600           622
K-mart*                          16,950           326
Kroger*                           6,200           266
Limited                           9,000           298
Lowes                            11,000           446
May Department Stores             6,900           452
McDonald's                       24,900         1,718
Mercantile Stores                   500            39
Nordstrom                         6,000           464
Rite Aid                          7,400           278
Sears Roebuck                    13,500           824
TJX Companies                    18,000           434
Toys "R" Us*                      8,000           189
Venator Group*                    7,500           143
Wal-Mart Stores                  82,600         5,018
Walgreen                         15,200           628
Wendy's International             5,900           139
Winn Dixie Stores                 5,000           256
                                             --------
                                               20,504
                                             --------
RUBBER & PLASTIC -- 0.3%
Goodyear Tire & Rubber            5,380           347
Rubbermaid                        8,500           282
Sealed Air*                       6,661           245
Tupperware                        5,700           160
                                             --------
                                                1,034
                                             --------

-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.1%
Advanced Micro Devices*           7,500      $    128
AMP                               6,200           213
Applied Materials*               13,200           389
Intel                            62,200         4,611
LSI Logic*                       10,000           231
Micron Technology                 6,000           149
National Semiconductor*           5,600            74
Texas Instruments                13,200           770
Thomas & Betts                    5,000           246
                                             --------
                                                6,811
                                             --------
SPECIALTY MACHINERY -- 0.1%
Cooper Industries                 6,000           330
                                             --------
STEEL & STEEL WORKS -- 0.2%
Allegheny Teledyne                8,300           190
Nucor                             6,000           276
USX U.S. Steel Group              1,900            63
                                             --------
                                                  529
                                             --------
TELEPHONES & TELECOMMUNICATION -- 6.7%
AT&T                             58,736         3,355
Airtouch Communications*         19,100         1,116
Alltel                            6,000           279
Ameritech                        43,600         1,957
Bell Atlantic                    57,224         2,611
BellSouth                        36,100         2,423
GTE                              33,600         1,869
MCI Communications               30,458         1,770
Nextel Communications, Class A*   9,500           236
SBC Telecommunications           67,172         2,687
Sprint                           16,000         1,128
US West                          18,195           855
Worldcom*                        36,500         1,768
                                             --------
                                               22,054
                                             --------
TRUCKING -- 0.0%
Ryder System                      5,000           158
                                             --------
WHOLESALE -- 0.2%
Ikon Office Solutions             8,400           122
Sysco                            20,000           513
                                             --------
                                                  635
                                             --------
TOTAL COMMON STOCKS
(Cost $169,622)                               329,174
                                             --------
REPURCHASE AGREEMENTS -- 0.2%
Goldman Sachs
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price $347,054
   (collateralized by U.S. Treasury
   Note, par value $340,000, 6.375%,
   03/31/01; market value
   $352,988)                      $ 347           347

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


EQUITY INDEX FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Swiss Bank
   5.850%, dated 06/30/98, matures
   07/01/98, repurchase price $346,056
   (collateralized by U.S. Treasury
   Note, par value $345,000,
   5.625%, 02/28/01;
   market value $352,673)          $346      $    346
                                             --------
TOTAL REPURCHASE AGREEMENTS
(Cost $693)                                  $    693
                                             --------
TOTAL INVESTMENTS -- 100.0%
(Cost $170,315)                               329,867
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- (0.0%)      (113)
                                             --------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 500 million
   authorized shares) based on
   6,827,018 outstanding shares
   of beneficial interest                     155,514
Portfolio Shares of Class A ($.001
   par value -- 500 million
   authorized shares) based on
   258,140 outstanding shares
   of beneficial interest                       9,507
Portfolio Shares of Class B ($.001
   par value -- 500 million
   authorized shares) based on 41,579
   outstanding shares of
   beneficial interest                          1,695
Undistributed Net Investment Income                28
Accumulated Net Realized Gain
   on Investments                               3,458
Net Unrealized Appreciation
   on Investments                             159,552
                                             --------
TOTAL NET ASSETS -- 100.0%                   $329,754
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $46.27
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $46.27
                                             ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                  $45.45
                                             ========
* NON-INCOME PRODUCING SECURITY


CORE EQUITY FUND
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 99.7%
AIR TRANSPORTATION -- 0.5%
Delta Air Lines                  24,400      $  3,154
                                             --------
AIRCRAFT -- 1.8%
Boeing                          151,000         6,729
Textron                          51,600         3,699
                                             --------
                                               10,428
                                             --------
AUTOMOTIVE -- 2.0%
Allied Signal                   112,000         4,970
Magna International, Class A     99,000         6,794
                                             --------
                                               11,764
                                             --------
BANKS -- 4.5%
Mellon Bank                     173,300        12,066
NationsBank                     108,900         8,331
Summit Bancorp                  123,800         5,880
                                             --------
                                               26,277
                                             --------
BEAUTY PRODUCTS -- 0.2%
USA Detergents*                  52,800           875
                                             --------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 2.1%
 Emmis Broadcasting*             76,700         3,667
USA Networks*                   286,200         7,191
Viacom, Class B*                 24,800         1,445
                                             --------
                                               12,303
                                             --------
BUILDING & CONSTRUCTION -- 0.9%
Clayton Homes                   217,800         4,138
Foster Wheeler                   58,300         1,250
                                             --------
                                                5,388
                                             --------
CHEMICALS -- 2.6%
IMC Global                      107,300         3,232
Monsanto                         92,400         5,163
Praxair                         141,100         6,605
                                             --------
                                               15,000
                                             --------
COMMUNICATIONS EQUIPMENT -- 2.8%
ITT Industries                   39,600         1,480
Lucent Technologies             180,200        14,990
                                             --------
                                               16,470
                                             --------
COMPUTERS & SERVICES -- 9.2%
America Online*                  86,100         9,127
Bay Networks*                   183,200         5,908
Computer Associates
   International                 91,000         5,056
International Business Machines  47,100         5,408
Jabil Circuit*                   79,200         2,619
Microsoft*                      173,700        18,825
Storage Technology*             165,600         7,183
                                             --------
                                               54,126
                                             --------
CONTAINERS & PACKAGING -- 1.1%
Crown Cork & Seal               141,570         6,725
                                             --------
DRUGS -- 4.3%
Eli Lilly & Co.                 193,000        12,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


CORE EQUITY FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Mylan Laboratories              316,900      $  9,527
Pfizer                           25,800         2,804
                                             --------
                                               25,081
                                             --------
ELECTRICAL SERVICES -- 1.7%
AES*                            130,700         6,870
FPL Group                        49,000         3,087
                                             --------
                                                9,957
                                             --------
ENERGY & POWER -- 0.8%
Calenergy*                      148,500         4,464
                                             --------
ENVIRONMENTAL SERVICES -- 0.6%
Browning Ferris Industries      108,900         3,784
                                             --------
FINANCIAL SERVICES -- 1.1%
Lehman Brothers Holdings         86,600         6,717
                                             --------
FOOD, BEVERAGE & TOBACCO -- 5.8%
Canandaigua Wine, Class A*      182,005         8,952
Chiquita Brands International   653,400         9,188
Nabisco Holdings, Class A       325,300        11,731
RJR Nabisco Holdings            169,400         4,023
                                             --------
                                               33,894
                                             --------
HOTELS & LODGING -- 0.7%
Hilton Hotels                   140,000         3,990
                                             --------
HOUSEHOLD PRODUCTS -- 0.6%
Sunbeam Oster                   319,713         3,317
                                             --------
INSURANCE -- 12.4%
Ace Limited                      46,200         1,802
Aetna                            59,800         4,552
Allstate                         89,100         8,158
Conseco                         177,700         8,307
Everest Reinsurance Holdings    486,800        18,711
Hartford Financial
   Services Group                62,000         7,091
Hartford Life, Class A           96,800         5,512
Travelers                       302,000        18,309
                                             --------
                                               72,442
                                             --------
MACHINERY -- 1.7%
Case                             42,000         2,027
Cummins Engine                   26,500         1,358
Harnischfeger Industries         88,700         2,511
Thermo Electron*                111,400         3,808
                                             --------
                                                9,704
                                             --------
MEDICAL PRODUCTS & SERVICES -- 4.6%
Boston Scientific*              173,300        12,413
Human Genome Sciences*           82,900         2,958
Med Partners*                   574,000         4,592
United States Surgical          148,900         6,794
                                             --------
                                               26,757
                                             --------
METALS & MINING -- 0.6%
Freeport-McMoran Copper
   and Gold, Class B            119,300         1,812
Potash of Saskatchewan           24,800         1,874
                                             --------
                                                3,686
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 2.3%
Cendant*                        636,200      $ 13,281
                                             --------
MISCELLANEOUS MANUFACTURING -- 3.5%
General Electric                190,200        17,308
Metromedia International Group* 256,700         3,064
                                             --------
                                               20,372
                                             --------
PETROLEUM & FUEL PRODUCTS -- 2.5%
Apache                           74,700         2,353
R&B Falcon*                     108,900         2,464
Tidewater                        70,000         2,310
Triton Energy*                   65,400         2,334
USX Marathon Group              154,000         5,284
                                             --------
                                               14,745
                                             --------
PETROLEUM REFINING -- 5.3%
British Petroleum ADR           130,039        11,476
Mobil                           218,800        16,766
Texaco                           51,300         3,062
                                             --------
                                               31,304
                                             --------
PRINTING & PUBLISHING -- 1.9%
News ADR                        396,100        11,190
                                             --------
RAILROADS -- 0.7%
Burlington Northern Santa Fe     27,200         2,671
CSX                              29,800         1,356
                                             --------
                                                4,027
                                             --------
REAL ESTATE -- 0.7%
Glenborough Realty Trust        150,000         3,956
                                             --------
RETAIL -- 7.5%
Abercrombie & Fitch, Class A*   110,300         4,853
Apple South                     108,900         1,423
CML Group                       256,700           497
Corporate Express*              272,300         3,455
Gap                              50,200         3,094
General Nutrition*              296,300         9,222
Kroger*                          47,900         2,054
Landry's Seafood Restaurants*    24,000           434
Lowes                           138,400         5,614
Pep Boys - Manny, Moe & Jack    108,800         2,060
Rite Aid                        158,300         5,946
Saks Holdings*                  188,100         5,196
                                             --------
                                               43,848
                                             --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.6%
Texas Instruments               106,400         6,204
VLSI Technology*                178,200         2,990
                                             --------
                                                9,194
                                             --------
TELEPHONES & TELECOMMUNICATION -- 9.3%
Airtouch Communications*        271,800        15,883
McLeodUSA, Class A*              54,300         2,111
Qualcomm*                        85,300         4,793
Qwest Communications Int'l*      94,100         3,282
Star Telecommunications*        168,300         3,766
Worldcom*                       502,000        24,316
                                             --------
                                               54,151
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


CORE EQUITY FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION            SHARES/PAR (000)     VALUE (000)
-------------------------------------------------------
TRUCKING -- 0.3%
CNF Transportation               39,600      $  1,683
                                             --------
WATER TREATMENT -- 1.5%
U.S. Filter*                    321,800         9,031
                                             --------
TOTAL COMMON STOCKS
(Cost $461,209)                               583,085
                                             --------
REPURCHASE AGREEMENTS -- 0.3%
Goldman Sachs
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price $987,155
   (collateralized by U.S. Treasury
   Note, par value $970,000,
   6.375%, 03/31/01;
   market value $1,007,048)        $987           987
State Street Bank & Trust
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price $987,158
   (collateralized by U.S. Treasury
   Note, par value $985,000,
   6.250%, 03/31/99;
   market value $1,006,001)         987           987
                                             --------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,974)                                   1,974
                                             --------
TOTAL INVESTMENTS -- 100.0%
(Cost $463,183)                               585,059
                                             --------
OTHER ASSETS AND LIABILITIES,
   NET -- 0.0%                                   (214)
                                             --------

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 50 million authorized shares)
   based on 25,145,364 outstanding
   shares of beneficial interest             $375,693
Portfolio Shares of Class A ($.001
   par value -- 50 million authorized shares)
   based on 914,469 outstanding
   shares of beneficial interest               13,324
Portfolio Shares of Class B ($.001
   par value -- 50 million authorized shares)
   based on 15,639 outstanding shares
   of beneficial interest                         338
Accumulated Net Realized Gain
   on Investments                              73,614
Net Unrealized Appreciation
   on Investments                             121,876
                                             --------
TOTAL NET ASSETS -- 100.0%                   $584,845
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $22.43
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $22.43
                                             ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                  $22.33
                                             ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


GROWTH EQUITY FUND
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 93.4%
AIR TRANSPORTATION -- 1.1%
Southwest Airlines               81,000      $  2,400
                                             --------
BANKS -- 4.1%
BankAmerica                      24,000         2,074
Crestar Financial                49,000         2,674
Southtrust                       90,000         3,915
                                             --------
                                                8,663
                                             --------
BEAUTY PRODUCTS -- 2.0%
Colgate Palmolive                24,400         2,147
Procter & Gamble                 22,904         2,086
                                             --------
                                                4,233
                                             --------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 5.1%
CBS                              70,400         2,235
Time Warner, Class A             55,800         4,767
Univision Communications*       102,000         3,800
                                             --------
                                               10,802
                                             --------
COMMUNICATIONS EQUIPMENT -- 5.4%
Ascend Communications*          108,000         5,353
Cisco Systems*                   65,850         6,062
                                             --------
                                               11,415
                                             --------
COMPUTERS & SERVICES -- 14.7%
America Online*                  61,500         6,519
BMC Software*                    98,000         5,090
Compaq Computer                 132,036         3,747
Dell Computer*                   42,000         3,898
EMC*                             90,000         4,033
Microsoft*                       45,010         4,878
Peoplesoft*                      66,382         3,120
                                             --------
                                               31,285
                                             --------
DRUGS -- 7.9%
American Home Products           42,000         2,174
Monsanto                         73,000         4,079
Pfizer                           18,000         1,956
Schering Plough                  50,000         4,581
Warner Lambert                   57,000         3,954
                                             --------
                                               16,744
                                             --------
ELECTRICAL EQUIPMENT -- 2.0%
General Electric                 47,178         4,293
                                             --------
ENTERTAINMENT -- 1.7%
Walt Disney                      35,000         3,677
                                             --------
FINANCIAL SERVICES -- 3.4%
FHLMC                            85,000         4,000
FNMA                             54,000         3,281
                                             --------
                                                7,281
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 1.6%
Bestfoods                           600      $     35
Corn Products International*      4,075           138
Hershey Foods                    45,751         3,157
                                             --------
                                                3,330
                                             --------
HEALTHCARE SERVICES -- 2.1%
Health Management Associates*   135,037         4,515
                                             --------
INSURANCE -- 3.9%
Allstate                         47,400         4,340
American International Group     27,600         4,030
                                             --------
                                                8,370
                                             --------
MEDICAL INFORMATION SYSTEMS -- 2.3%
HBO                             140,000         4,935
                                             --------
MEDICAL PRODUCTS & SERVICES -- 1.5%
Cardinal Health                  35,000         3,281
                                             --------
MISCELLANEOUS CHEMICAL PRODUCTS -- 0.1%
Solutia                           6,820           196
                                             --------
PETROLEUM REFINING -- 0.9%
Halliburton                      41,000         1,827
                                             --------
PRINTING & PUBLISHING -- 1.0%
Gannett                          30,500         2,167
                                             --------
RETAIL -- 13.5%
Costco                           70,930         4,473
Dayton-Hudson                    90,600         4,394
Dollar General                   94,922         3,755
Family Dollar Stores            133,002         2,461
Gap                              50,242         3,096
Home Depot                       40,000         3,323
Walgreen                         84,000         3,470
Whole Foods Market*              62,000         3,751
                                             --------
                                               28,723
                                             --------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.0%
Intel                            55,450         4,110
                                             --------
TECHNOLOGY, SERVICES -- 4.3%
Automatic Data Processing        30,000         2,186
Metamor Worldwide*               80,000         2,815
Paychex                         103,500         4,211
                                             --------
                                                9,212
                                             --------
TELEPHONES & TELECOMMUNICATION -- 12.8%
ICG Communications*             124,000         4,534
Intermedia Communications
   of Florida*                  124,000         5,200
McLeod USA, Class A*             82,000         3,188
Qwest Communications Int'l*     120,000         4,185
Tel-Save Holdings*              255,300         3,766
Worldcom*                       129,750         6,285
                                             --------
                                               27,158
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


GROWTH EQUITY FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $136,179)                              $198,617
                                             --------
REPURCHASE AGREEMENTS -- 6.4%
Goldman Sachs
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $4,567,717 (collateralized by
   U.S. Treasury Note, par value
   $4,500,000, 6.375%, 03/31/01;
   market value $4,671,874)      $4,567         4,567
Hong Kong Shanghai Bank
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $4,567,717 (collateralized by
   U.S. Treasury Note, par value
   $4,425,000, 6.375%, 08/15/02;
   market value $4,672,630)       4,567         4,567
State Street Bank & Trust
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price
   $4,567,729 (collateralized by U.S.
   Treasury Note, par value $4,565,000,
   6.250%, 03/31/99;
   market value $4,662,330)       4,567         4,567
                                             --------
TOTAL REPURCHASE AGREEMENTS
(Cost $13,701)                                 13,701
                                             --------
TOTAL INVESTMENTS -- 99.8%
(Cost $149,880)                               212,318
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%         481
                                             --------

--------------------------------------------------------
DESCRIPTION                                 VALUE (000)
--------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y
   ($.001 par value -- 100 million
   authorized shares) based on
   10,300,999 outstanding shares
   of beneficial interest                    $109,609
Portfolio Shares of Class A
   ($.001 par value -- 100 million
   authorized shares) based on 338,863
   outstanding shares of
   beneficial interest                          3,795
Portfolio Shares of Class B
   ($.001 par value -- 100 million
   authorized shares) based on 8,567
   outstanding shares of
   beneficial interest                            150
Accumulated Net Realized Gain
   on Investments                              36,807
Net Unrealized Appreciation
   on Investments                              62,438
                                             --------
TOTAL NET ASSETS -- 100.0%                   $212,799
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $19.99
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $19.90
                                             ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                  $19.72
                                             ========

* NON-INCOME PRODUCING SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


SPECIAL EQUITY FUND
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 98.4%
AIR TRANSPORTATION -- 1.2%
Midway Airlines*                 46,500      $    889
                                             --------
AIRCRAFT -- 0.4%
Boeing                            6,750           301
                                             --------
APPAREL/TEXTILES -- 1.4%
Gildan Activewear*              111,600           725
Haggar                           20,000           255
Mothers Work*                    17,500           122
                                             --------
                                                1,102
                                             --------
APPLIANCES -- 0.0%
Perkin-Elmer Corporate Warrants*    456             2
                                             --------
AUTOMOTIVE -- 0.3%
Transportation Components*       27,900           262
                                             --------
BUILDING & CONSTRUCTION -- 5.2%
Comfort Systems USA*             40,000           935
Foster Wheeler                   20,000           429
Jacobs Engineering Group*        29,500           948
Royal Group Technologies*        27,500           797
Shaw Group*                      35,000           910
                                             --------
                                                4,019
                                             --------
COMMUNICATIONS EQUIPMENT -- 4.2%
ITT Industries                    3,000           112
Lucent Technologies              12,000           998
Scientific-Atlanta               31,000           787
VDI Media*                      115,100         1,122
Vicon Industries*                30,000           236
                                             --------
                                                3,255
                                             --------
COMPUTERS & SERVICES -- 7.3%
America Online*                  16,000         1,696
Box Hill Systems*                27,900           194
Computer Associates International 6,000           333
Global Imaging Systems*          37,200           521
International Business Machines   4,500           517
Jabil Circuit*                   24,000           793
Mecon*                           62,000           643
Mylex*                           75,000           506
Storage Technology*               9,800           425
                                             --------
                                                5,628
                                             --------
DRUGS -- 9.6%
Anesta*                          45,200           653
Cellegy Pharmaceuticals*         46,500           259
ChiRex*                          68,000         1,194
Collagenex Pharmaceuticals*      46,300           399
Flamel Technologies ADR*         97,700           488
Guilford Pharmaceuticals*        40,500           714
Isis Pharmaceutical*             27,300           374
Megabio*                         41,850           319
Pharmaceutical Resources*       105,000           479
Roberts Pharmaceuticals*         12,500           287
Scios Nova*                     205,000         1,819
Titan Pharmaceuticals*           85,000           393
                                             --------
                                                7,378
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
ELECTRICAL EQUIPMENT -- 3.0%
Kuhlman                          32,500      $  1,286
Magnetek*                        65,000         1,024
                                             --------
                                                2,310
                                             --------
ELECTRONICS -- 0.3%
Lam Research*                    12,700           243
                                             --------
ENTERTAINMENT -- 0.9%
Mikohn Gaming*                  110,000           701
                                             --------
ENVIRONMENTAL SERVICES -- 0.8%
Newpark Resources*               42,500           473
Philip Services*                 32,500           134
                                             --------
                                                  607
                                             --------
FINANCIAL SERVICES -- 5.2%
Aames Financial                  46,500           639
Affiliated Managers Group*       11,160           414
Consolidation Capital*           55,800         1,255
Delta Financial*                 34,700           638
Imperial Credit*                 41,800           546
WFS Financial*                   69,000           483
                                             --------
                                                3,975
                                             --------
FOOD, BEVERAGE & TOBACCO -- 0.5%
Omega Protein                     9,300           149
RJR Nabisco Holdings             10,900           259
                                             --------
                                                  408
                                             --------
HOTELS & LODGING -- 0.8%
John Q. Hammons Hotels*           9,600            68
Prime Hospitality*               31,500           549
                                             --------
                                                  617
                                             --------
HOUSEHOLD FURNISHINGS -- 2.1%
O'Sullivan                       44,400           433
Winsloew Furniture*              44,180         1,193
                                             --------
                                                1,626
                                             --------
INSURANCE -- 2.9%
Conseco                          12,000           561
Everest Reinsurance Holdings     21,300           819
Travelers                        13,750           834
                                             --------
                                                2,214
                                             --------
MACHINERY -- 0.9%
Case                             10,000           482
Cummins Engine                    3,500           179
                                             --------
                                                  661
                                             --------
MEASURING DEVICES -- 0.7%
Teradyne*                        21,300           570
                                             --------
MEDICAL PRODUCTS & SERVICES -- 7.3%
Acme United*                    129,200           517
American Retirement*             23,000           408
Centennial Heathcare*            37,500           680
Computer Motion*                 80,000         1,040
Med Partners*                    45,000           360

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998
SPECIAL EQUITY FUND (CONTINUED)


-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Progenics Pharmaceuticals*       75,000       $ 1,116
Resound*                         47,400           311
U.S. Surgical                    15,400           703
Urologix*                        26,500           225
Vision Twenty-One*               46,500           296
                                             --------
                                                5,656
                                             --------
METALS & MINING -- 0.5%
Freeport-McMoran Copper
   and Gold, Class B             25,000           380
                                             --------
MISCELLANEOUS BUSINESS SERVICES -- 2.0%
Cendant*                         55,000         1,148
Mac-Gray*                        28,000           357
                                             --------
                                                1,505
                                             --------
MISCELLANEOUS MANUFACTURING -- 1.1%
Gart Sports*                      3,000            38
RMI Titanium*                    35,000           796
                                             --------
                                                  834
                                             --------
PETROLEUM & FUEL PRODUCTS -- 2.8%
Bayard Drilling Technologies*    65,300           531
Callon Petroleum*                 9,000           129
IRI International*               65,000           719
Meridian Resource*               68,256           482
Tidewater                        10,000           330
                                             --------
                                                2,191
                                             --------
RAILROADS -- 1.0%
Burlington Northern Santa Fe      8,000           785
                                             --------
REAL ESTATE -- 1.7%
AMB Property*                    53,600         1,313
                                             --------
RESTAURANTS/FOOD SERVICES -- 0.4%
Uno Restaurant*                  44,800           330
                                             --------
RETAIL -- 7.0%
Apple South                      65,000           849
Bon-Ton Stores*                  46,300           744
CDnow*                            9,300           187
CML Group                        92,200           179
Corporate Express*               27,500           349
Drug Emporium*                   92,100           357
Gap                              10,200           629
General Nutrition*               33,000         1,027
Microage*                        22,500           319
Paul Harris Stores*              60,000           795
                                             --------
                                                5,435
                                             --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.9%
Mips Technologies*               50,000           672
VLSI Technology*                 45,000           755
                                             --------
                                                1,427
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
SPECIALTY CONSTRUCTION -- 3.0%
Horizon Offshore*                50,000      $    491
Oakwood Homes                    25,000           750
Quanta Services Com*             75,000         1,102
                                             --------
                                                2,343
                                             --------
STEEL & STEEL WORKS -- 1.2%
Ispat International, Class A*    18,690           350
Lone Star Technologies*          37,000           564
                                             --------
                                                  914
                                             --------
TECHNOLOGY, SERVICES -- 1.0%
Verio*                           31,500           784
                                             --------
TELEPHONES & TELECOMMUNICATION -- 17.9%
Airtouch Communications*         16,000           935
Amnex*                          102,300           115
Clearnet, Class A*               70,000           770
Hybrid Networks*                 44,600            98
Hyperion Telecommunications,
   Class A*                      50,000           784
Intermedia Communications
   of Florida*                   14,800           621
McLeod, Class A*                 10,000           389
Metromedia Fiber Network*        21,500         1,002
Metronet Communication*          46,500         1,314
MGC Communications*              45,000           686
Nextlink Communications*         32,500         1,231
Qualcomm*                        11,500           646
Qwest Communications Int'l*      25,000           872
Star Telecommunications*         32,500           727
US LEC*                          50,000         1,044
Viatel*                          80,000         1,360
Worldcom*                        25,000         1,211
                                             --------
                                               13,805
                                             --------
TRUCKING -- 1.0%
Arkansas Best*                   80,150           751
                                             --------
WATER TREATMENT -- 0.9%
U.S. Filter*                     25,500           716
                                             --------
TOTAL COMMON STOCKS
(Cost $70,071)                                 75,937
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


SPECIAL EQUITY FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENT -- 1.5%
State Street Bank & Trust
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price $1,166,186
   (collateralized by U.S. Treasury Note,
   par value $1,160,000,
   6.25%, 07/31/98;
   market value $1,190,948)      $1,166       $ 1,166
                                             --------
TOTAL REPURCHASE AGREEMENT
(Cost $1,166)                                   1,166
                                             --------
TOTAL INVESTMENTS -- 99.9%
(Cost $71,237)                                 77,103
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%         105
                                             --------
NET ASSETS:
Portfolio Shares of Class Y
   ($.001 par value -- 1 billion
   authorized shares) based on
   6,575,626 outstanding shares of
   beneficial interest                         63,478
Portfolio Shares of Class A
   ($.001 par value -- 1 billion
   authorized shares) based on
   266,523 outstanding shares of
   beneficial interest                          2,855
Portfolio Shares of Class B
   ($.001 par value -- 1 billion
   authorized shares) based on
   22,309 outstanding shares
   of beneficial interest                         257
Distributions in Excess of Net
   Investment Income                               (4)
Accumulated Net Realized Gain
   on Investments                               4,756
Net Unrealized Appreciation
   on Investments                               5,866
                                             --------
TOTAL NET ASSETS -- 100.0%                   $ 77,208
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $11.25
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $11.18
                                             ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                  $11.02
                                             ========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPTS

INTERNATIONAL GROWTH FUND
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
FOREIGN STOCKS -- 95.1%
ARGENTINA -- 0.3%
Banco Frances ADR                 3,025      $     69
Irsa GDR                          2,400            70
YPF ADR                           2,500            75
YPF Sociedad Anonima ADR         13,000           391
                                             --------
                                                  605
                                             --------
AUSTRALIA -- 1.5%
Australian Gas Light             60,000           376
Lend Lease                       29,700           602
Mayne Nickless                   93,000           494
QBE Insurance                   187,500           664
Woodside Petroleum               98,000           491
                                             --------
                                                2,627
                                             --------
BRAZIL -- 0.9%
Centrais Electricas GDR             750            62
Centrais Geradoras ADR            2,030            14
Companhia Brasileira de
   Distribuicao Grupo de
   Acucar ADR                     6,000           136
Companhia Paranese               17,000           157
Electrobras ADR                  20,300           294
Telebras ADR                      8,720           952
                                             --------
                                                1,615
                                             --------
CHILE -- 0.1%
Santa Isabel ADR*                   698             8
Telecom de Chile ADR             11,000           223
Telecom de Chile ADR Rights*     11,000             4
                                             --------
                                                  235
                                             --------
DENMARK -- 0.6%
Unidanmark                       10,900           981
                                             --------
FINLAND -- 1.9%
Nokia Oyj, Class A               41,460         3,054
Raisio Group                     15,000           273
                                             --------
                                                3,327
                                             --------
FRANCE -- 13.4%
Air Liquide                       9,843         1,628
Alstom                           10,750           354
AXA                              36,350         1,197
Cie Generale des Eaux            19,948         4,259
Cie Generale des Eaux Warrants*   2,000             4
Dassault Systemes                 9,680           456
France Telecom*                   7,250           500
Groupe Danone                     1,800           496
Paribas                           6,500           696
Promodes                          3,900         2,161
Rhone Poulenc                    48,700         2,747

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


INTERNATIONAL GROWTH FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Schneider                         3,250      $    259
SGS-Thomson Microelectronics*     2,700           191
Societe Generale                 12,700         2,640
Societe Nationale Elf Aquitaine  23,340         3,281
                                             --------
                                               23,855
                                             --------
GERMANY -- 13.3%
Allianz                          12,350         4,120
Allianz - New                       280            93
Bayer                             9,100           471
Bayer Vereinsbank                35,600         3,021
BMW New*                            465           464
BMW                               1,550         1,569
Deutsche Bank                    32,800         2,776
Hoechst                               2            --
Mannesmann                       40,000         4,115
Muenchener Rueckvers                770           383
Preussag                          5,000         1,791
SAP*                              3,500         2,378
Veba                             39,949         2,615
                                             --------
                                               23,796
                                             --------
GREECE -- 0.4%
Alpha Credit Bank                 9,200           747
Alpha Credit Bank Rights*           754            12
                                             --------
                                                  759
                                             --------
HONG KONG -- 1.7%
China Light & Power              82,000           374
China Telecom (Hong Kong)*      270,000           469
Giordano                        750,000           152
HSBC Holdings                    10,000           245
Hutchison Whampoa                78,000           412
National Mutual Asia            600,000           383
New World Development           224,000           434
Swire Pacific, Series A         150,000           566
                                             --------
                                                3,035
                                             --------
HUNGARY -- 0.6%
Graboplast                        2,700            68
Mol Magyar Olaj-Es GDR           28,000           755
Richter Gedeon                    2,500           201
                                             --------
                                                1,024
                                             --------
INDIA -- 1.0%
Himilayan Fund*                  30,818           237
ICICI GDR                        60,000           548
Indian Opportunities Fund*       41,981           336
Mahanagar Telephone
   Nigam GDR*                    33,000           346
Videsh Sanchar Nigam GDR*        35,000           362
                                             --------
                                                1,829
                                             --------
INDONESIA -- 0.2%
Bank Bali "F"                   600,000            35
Indosat "F"                     275,000           323
                                             --------
                                                  358
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
ISRAEL -- 1.1%
Near East Opportunity Fund*      59,000      $    950
Tadarin Limited                   8,032           265
Teva Pharmaceuticals ADR         20,000           704
                                             --------
                                                1,919
                                             --------
ITALY -- 5.2%
Assicurazioni Generali            2,075            68
ENI SPA                         255,967         1,679
INA                             725,000         2,061
Istituto Bancario San Paolo
   di Torino                     18,250           264
Istituto Mobiliare Italy        161,600         2,547
Telecom Italia                   56,595           417
Telecom Italia Mobile           350,000         2,142
                                             --------
                                                9,178
                                             --------
JAPAN -- 11.4%
77th Bank                        33,000           276
Asahi Chemical Industries       116,000           418
Canon                            68,000         1,542
Fuji Photo Film                  23,000           800
Hitachi                         116,000           756
Honda Motor                      41,000         1,458
Hoya                              8,000           226
Ito Yokado                       31,000         1,458
Kao                              79,000         1,217
Kyocera                           4,000           195
Mabuchi Motor                    10,000           634
Marui Company                    44,000           656
Mitsui Fudosan                   44,000           347
Promise                          10,000           411
Riso Kagaku Corporation           7,100           419
Rohm Company                     15,000         1,539
Secom                            19,000         1,096
Shimachu                         20,000           328
Shin-Etsu Chemical               62,000         1,071
Sony Corporation                 22,200         1,910
Suzuki Motor                     24,000           218
Taisho Pharmaceutical            33,000           615
Toppan Printing                 103,000         1,101
Toyota Motor                     24,000           620
Yamanouchi Pharmaceutical        46,000           957
                                             --------
                                               20,268
                                             --------
MALAYSIA -- 0.3%
AMMB Holdings Warrants*          10,000             1
Malaysian Oxygen                200,000           447
                                             --------
                                                  448
                                             --------
MEXICO -- 1.2%
Cifra, Series C                 220,000           304
Grupo Carso                      65,000           274
Grupo Elektra                    85,800            84
Grupo Financiero Banamex
   Accival, Series B*           195,000           370
Grupo Modelo, Series C           17,000           141
Grupo Radio Centro ADR            6,600            73

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


INTERNATIONAL GROWTH FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
Grupo Televisa GDR                2,700      $    102
Industrias CH, Series B*         19,800            65
Panamerican Beverage, Series A    6,000           189
Telefonos de Mexico ADR,
   Series L                      10,300           495
                                             --------
                                                2,097
                                             --------
NETHERLANDS -- 1.8%
Baan                             10,500           378
Elsevier                        128,000         1,933
Fortis Amev                       7,900           463
Royal Dutch Petroleum             6,290           349
Wolters Kluwer                      800           110
                                             --------
                                                3,233
                                             --------
NEW ZEALAND -- 0.2%
Telecom of New Zealand           90,000           372
                                             --------
PERU -- 0.0%
Credicorp                         4,653            68
                                             --------
PHILIPPINES -- 0.2%
Ayala Land                    1,200,000           347
Belle Warrants*                 800,000             1
                                             --------
                                                  348
                                             --------
POLAND -- 0.2%
Bank Handlowy GDR*               14,000           267
                                             --------
SINGAPORE -- 0.2%
Development Bank of
   Singapore "F"                 74,100           412
                                             --------
SOUTH AFRICA -- 0.1%
NBS Boland Group                121,500           157
                                             --------
SOUTH KOREA -- 0.0%
Samsung Electronics               2,463            21
                                             --------
SPAIN -- 3.8%
Acerinox SA                       1,200           160
Argentaria                       15,600           350
Banco Bilbao Vizcaya              7,400           380
Banco Central Hispano Americano  55,000         1,729
Banco de Santander              118,800         3,042
Corp Financiera Reunida*         48,200           728
Endesa                           15,800           346
                                             --------
                                                6,735
                                             --------
SWEDEN -- 3.7%
Astra A                          58,900         1,204
Astra AB, Class A                44,100           902
Ericsson Telephone ADR           16,720           479
Ericsson, Series B                3,480           102
Fastighets Balder Units           4,700             5
Granges                          20,000           366
Incentive AB, Series A           95,000         1,746
Nordbanken Holding AB           216,000         1,585
Svenska Handlesbanken A           4,700           218
                                             --------
                                                6,607
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
SWITZERLAND -- 6.5%
Credit Suisse Group              18,000      $  4,011
Novartis                          2,580         4,299
Roche                                36           354
UBS AG                            7,031         2,618
Zurich Insurance                    580           371
                                             --------
                                               11,653
                                             --------
TAIWAN -- 0.8%
Standard Foods Taiwan GDR*       74,338           859
Taiwan American Fund             34,500           549
                                             --------
                                                1,408
                                             --------
THAILAND -- 0.1%
Ruam Pattana Fund II*         1,281,000           112
Thai Farmers Bank "F"            56,000            49
                                             --------
                                                  161
                                             --------
TURKEY -- 0.1%
Turkiye Isbank GDR               62,500           259
                                             --------
UNITED KINGDOM -- 22.3%
Brit-Borneo Petroleum Syndicate  45,000           224
British Aerospace                57,900           444
Cable & Wireless                166,000         2,018
Compass Group                    34,400           396
General Electric                158,000         1,363
GKN                             123,000         1,568
Glaxo Wellcome                   75,000         2,253
Halifax                          28,200           366
JJB Sports                       34,200           267
Ladbroke                        401,430         2,205
Land Securities                  98,000         1,518
Lasmo                           265,318         1,063
Lloyds TSB Group                182,900         2,561
Logica                           24,342           787
Manchester United               115,400           305
Marks & Spencer                 164,000         1,494
McKechnie                        76,500           557
National Westminster Bank        89,000         1,592
Next                             24,500           211
NFC                             333,000           934
Prudential                       28,100           370
Railtrack Group                  28,090           689
Reckitt & Coleman                98,500         1,882
Reed International                5,585            51
Rentokil Group                   79,000           569
Royal Bank of Scotland           96,000         1,667
Safeway                         158,144         1,036
Scottish Power                  212,000         1,858
Shell Transportation & Trading  320,900         2,261
SmithKline Beecham               54,660           668
Smiths Industries                97,782         1,355
Southern Electric                33,400           302
Tesco                            55,750           545
Thames Water                     15,000           273
Unilever                        214,800         2,288

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


INTERNATIONAL GROWTH FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION         SHARES/PAR (000)(1)     VALUE (000)
-------------------------------------------------------
Vodafone Group                    7,090      $     90
Wassall                         119,625           596
Zeneca Group                     26,820         1,152
                                             --------
                                               39,778
                                             --------
VENEZUELA -- 0.0%
Cia Anonima Telecom ADR           2,000            50
                                             --------
TOTAL FOREIGN STOCKS
(Cost $138,306)                               169,485
                                             --------
FOREIGN PREFERRED STOCK -- 0.9%
BRAZIL --0.4%
Centrais Geradoras ADR              900             6
Eletrobras ADR*                   9,000           137
Petroleo Brasileira ADR*         35,000           651
                                             --------
                                                  794
                                             --------
GERMANY -- 0.5%
Fresenius*                        1,070           203
Wella*                              550           616
                                             --------
                                                  819
                                             --------
TOTAL FOREIGN PREFERRED STOCK
(Cost $1,445)                                   1,613
                                             --------
CONVERTIBLE BONDS -- 1.4%
JAPAN -- 1.4%
Mitsubishi Bank
   3.000%,  11/30/02              1,127         1,085
Nitto Denko
   2.200%,  03/31/99             74,000           593
Sakura Finance
   0.750%,  10/01/01             36,000           181
Sanwa Bank
   1.250%,  08/01/05             99,000           724
                                             --------
                                                2,583
                                             --------
TOTAL CONVERTIBLE BONDS
(Cost $2,931)                                   2,583
                                             --------
DEMAND DEPOSIT -- 2.3%
Morgan Stanley
   4.15%, 07/01/98               $4,165         4,165
                                             --------
TOTAL DEMAND DEPOSIT
(Cost $4,165)                                   4,165
                                             --------

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
TOTAL INVESTMENTS -- 99.7%
(Cost $146,847)                              $177,846
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%         491
                                             --------
NET ASSETS:
Portfolio Shares of Class Y
   ($.001 par value -- 25 million
   authorized) based on
   11,686,614 outstanding
   shares of beneficial interest              138,471
Portfolio Shares of Class A
   ($.001 par value -- 25 million
   authorized) based on
   169,608 outstanding shares
   of beneficial interest                       2,179
Portfolio Shares of Class B
   ($.001 par value -- 25 million
   authorized) based on
   3,928 outstanding shares
   of beneficial interest                          54
Distributions in Excess of Net
   Investment Income                           (1,074)
Accumulated Net Realized Gain
   on Investments                               6,866
Net Unrealized Appreciation on Forward
   Foreign Currency Contracts, Foreign
   Currency and Translation of Other
   Assets and Liabilities in Foreign Currency     842
Net Unrealized Appreciation
   on Investments                              30,999
                                             --------
TOTAL NET ASSETS -- 100.0%                   $178,337
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $15.03
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $15.01
                                             ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                  $14.96
                                             ========
* NON-INCOME PRODUCING SECURITY
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
ADR -- AMERICAN DEPOSITORY RECEIPTS
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPTS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


BALANCED FUND
-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
COMMON STOCKS -- 64.8%
AIR TRANSPORTATION -- 0.8%
Southwest Airlines               38,940      $  1,154
                                             --------
BANKS -- 3.8%
BankAmerica                      15,700         1,357
Crestar Financial                33,000         1,801
Southtrust                       50,000         2,175
                                             --------
                                                5,333
                                             --------
BEAUTY PRODUCTS -- 0.7%
Procter & Gamble                  9,958           907
                                             --------
BROADCASTING, CABLE TV, NEWSPAPERS
   & ADVERTISING -- 3.5%
CBS                              47,000         1,492
Time Warner, Class A             26,000         2,221
Univision Communications*        33,165         1,235
                                             --------
                                                4,948
                                             --------
COMMUNICATIONS EQUIPMENT -- 3.7%
Ascend Communications*           49,800         2,468
Cisco Systems*                   29,400         2,707
                                             --------
                                                5,175
                                             --------
COMPUTERS & SERVICES -- 9.0%
America Online*                  35,000         3,710
Compaq Computer                  44,133         1,252
Dell Computer*                   20,000         1,856
EMC*                             40,000         1,792
Microsoft*                       24,000         2,601
Peoplesoft*                      30,190         1,419
                                             --------
                                               12,630
                                             --------
DRUGS -- 7.0%
American Home Products           18,000           931
Glaxo ADR                        29,400         1,758
Monsanto                         38,000         2,123
Pfizer                            8,500           924
Schering Plough                  25,000         2,291
Warner Lambert                   27,000         1,873
                                             --------
                                                9,900
                                             --------
ELECTRICAL EQUIPMENT -- 2.0%
Emerson Electric                 17,300         1,043
General Electric                 20,200         1,838
                                             --------
                                                2,881
                                             --------
ENTERTAINMENT -- 1.2%
Walt Disney                      16,500         1,734
                                             --------
FINANCIAL SERVICES -- 2.3%
FHLMC                            44,000         2,071
FNMA                             19,000         1,154
                                             --------
                                                3,225
                                             --------

-------------------------------------------------------
DESCRIPTION                      SHARES     VALUE (000)
-------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 1.1%
Hershey Foods                    23,027      $  1,589
                                             --------
HEALTHCARE SERVICES -- 1.4%
Health Management Associates*    59,000         1,973
                                             --------
INSURANCE -- 2.3%
Allstate                         17,000         1,557
American International Group     12,000         1,752
                                             --------
                                                3,309
                                             --------
MEDICAL INFORMATION SYSTEMS -- 1.6%
HBO                              64,000         2,256
                                             --------
MEDICAL PRODUCTS & SERVICES -- 1.1%
Cardinal Health                  16,000         1,500
                                             --------
PRINTING & PUBLISHING -- 0.7%
Gannett                          13,000           924
                                             --------
PROFESSIONAL SERVICES -- 0.7%
Halliburton                      22,000           980
                                             --------
RETAIL -- 8.6%
Costco*                          35,000         2,207
Dayton-Hudson                    46,400         2,250
Dollar General                   43,867         1,735
Family Dollar Stores             58,334         1,079
Gap                              22,425         1,382
Home Depot                       20,000         1,661
Whole Foods Market*              30,000         1,815
                                             --------
                                               12,129
                                             --------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.2%
Intel                            23,000         1,705
                                             --------
TECHNOLOGY, SERVICES -- 4.7%
Automatic Data Processing        14,000         1,020
BMC Software*                    38,000         1,974
Metamor Worldwide*               42,000         1,478
Paychex                          52,038         2,117
                                             --------
                                                6,589
                                             --------
TELEPHONES & TELECOMMUNICATION -- 7.4%
ICG Communications*              55,000         2,011
Intermedia Communications
   of Florida*                   36,000         1,510
McLeod, Class A*                 34,000         1,322
Qwest Communications Int'l*      60,000         2,093
Tel-Save Holdings*              106,000         1,563
Worldcom*                        39,900         1,933
                                             --------
                                               10,432
                                             --------
TOTAL COMMON STOCKS
(Cost $64,835)                                 91,273
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


BALANCED FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 12.6%
U.S. Treasury Bonds
   6.000%,  08/15/99             $1,500       $ 1,508
   7.250%,  05/15/16                500           585
   8.750%,  05/15/17                665           895
U.S. Treasury Notes
   9.250%,  08/15/98              1,620         1,628
   8.875%,  11/15/98              1,105         1,119
   8.875%,  02/15/99                110           112
   6.000%,  06/30/99              2,000         2,010
   6.000%,  10/15/99                500           503
   5.875%,  11/15/99              2,000         2,009
   7.750%,  11/30/99                700           721
   6.375%,  01/15/00                500           506
   7.500%,  11/15/01              3,235         3,424
   6.625%,  03/31/02              1,000         1,035
   7.500%,  02/15/05                600           664
   6.500%,  08/15/05                500           527
   6.875%,  05/15/06                500           541
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $17,488)                                 17,787
                                             --------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED BONDS -- 6.2%
FHLMC
   6.440%,  01/28/00                500           506
   8.025%,  09/15/06              1,000         1,005
   6.000%,  05/01/08                574           569
   5.500%,  11/01/08                522           507
   8.055%,  09/30/11              1,000         1,006
FNMA
   5.940%,  12/12/05                500           505
   6.500%,  08/01/10                200           202
   6.500%,  09/01/10                259           261
   6.500%,  11/01/24                423           421
GNMA
   7.500%,  10/15/11              2,151         2,220
   9.000%,  10/15/19                119           128
   7.500%,  03/15/26              1,385         1,424
                                             --------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED BONDS
(Cost $8,630)                                   8,754
                                             --------
CORPORATE OBLIGATIONS -- 6.0%
BANKS -- 1.2%
First Bank System
   6.875%,  09/15/07                500           523
Midland Bank
   6.950%,  03/15/11                200           209
NationsBank
   6.500%,  03/15/06                200           204

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Provident Bank
   6.125%,  12/15/00              $  25      $     25
Royal Bank of Scotland
   6.375%,  02/01/11                205           203
U.S. Bancorp
   6.750%,  10/15/05                500           517
                                             --------
                                                1,681
                                             --------
FINANCIAL SERVICES -- 2.6%
Chrysler Financial
   6.950%,  03/25/02                500           516
CSR Finance
   7.700%,  07/21/25                200           227
Donaldson Lufkin & Jenrette
   6.875%,  11/01/05                185           191
Ford Motor Credit
   6.375%,  04/15/00                500           504
   6.250%,  11/08/00                500           503
   7.500%,  01/15/03              1,000         1,051
MBNA
   7.250%,  09/15/02                185           191
Merrill Lynch
   7.000%,  04/27/08                250           262
Noranda
   8.125%,  06/15/04                195           207
Santander
   7.250%,  11/01/15                100           107
                                             --------
                                                3,759
                                             --------
INDUSTRIAL -- 1.8%
Arco Chemical
   10.250%,  11/01/10               210           282
Coca Cola
   6.000%,  07/15/03              1,000         1,005
Dayton Hudson
   8.500%,  12/01/22                500           563
ITT
   7.375%,  11/15/15                360           338
Laidlaw
   8.750%,  04/15/25                 75            92
MacMillan Bloedel
   7.700%,  02/15/26                215           213
                                             --------
                                                2,493
                                             --------
UTILITIES -- 0.4%
BellSouth
   7.000%,  02/01/05                500           528
                                             --------
TOTAL CORPORATE OBLIGATIONS
(Cost $8,161)                                   8,461
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                                    COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998
BALANCED FUND (CONCLUDED)


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS -- 10.0%
Goldman Sachs
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $3,529,554 (collateralized by
   U.S. Treasury Note, par value
   $3,475,000, 6.375%, 03/31/01;
   market value $3,607,725)      $3,529       $ 3,529
Hong Kong Shanghai Bank
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $3,528,554 (collateralized by
   U.S. Treasury Note, par value
   $3,420,000, 6.375%, 08/15/02;
   market value $3,611,389)       3,528         3,528
State Street Bank & Trust
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price
   $3,528,564 (collateralized by
   U.S. Treasury Note, par value
   $3,505,000, 6.25%, 07/31/98;
   market value $3,598,510)       3,528         3,528
Swiss Bank
   5.850%, dated 06/30/98, matures
   07/01/98, repurchase price
   $3,528,573 (collateralized by
   U.S. Treasury Note, par value
   $3,530,000, 5.625%, 02/28/01;
   market value $3,608,513)       3,528         3,528
                                             --------
TOTAL REPURCHASE AGREEMENTS
(Cost $14,113)                                 14,113
                                             --------
TOTAL INVESTMENTS -- 99.6%
(Cost $113,227)                               140,388
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%         553
                                             --------

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 100 million authorized)
   based on 8,617,531 outstanding
   shares of beneficial interest             $ 92,775
Portfolio Shares of Class A ($.001
   par value -- 100 million authorized)
   based on 424,588 outstanding shares
   of beneficial interest                       5,027
Portfolio Shares of Class B ($.001
   par value -- 100 million authorized)
   based on 62,896 outstanding shares
   of beneficial interest                         888
Undistributed Net Investment Income                 4
Accumulated Net Realized Gain
   on Investments                              15,086
Net Unrealized Appreciation
   on Investments                              27,161
                                             --------
TOTAL NET ASSETS -- 100.0%                   $140,941
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $15.48
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $15.49
                                             ========
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B                  $15.36
                                             ========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


SHORT TERM INCOME FUND
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
CORPORATE BONDS -- 31.6%
AEROSPACE & DEFENSE -- 2.2%
Raytheon
   5.950%,  03/15/01             $  750      $    749
                                             --------
BANKING -- 5.7%
American Express Centurion Bank (A)
   5.698%,  08/21/98              1,000         1,000
Citicorp (A)
   5.888%,  11/23/99                500           502
Nationsbank
   5.375%,  04/15/00                395           392
                                             --------
                                                1,894
                                             --------
FINANCIAL SERVICES -- 22.2%
Associates Corporation of North America
   6.250%,  03/15/99                525           526
Bear Stearns
   6.250%,  12/01/00                200           201
Chrysler Financial
   6.375%,  01/28/00                510           514
Fleet Mortgage Group
   6.500%,  09/15/99                500           503
General Motors Acceptance (A)
   5.688%,  12/09/99                700           699
General Motors Acceptance
   5.950%,  04/20/01                500           499
Lehman Brothers Holdings
   6.500%,  07/18/00                850           857
Mellon Financial
   7.625%,  11/15/99                255           261
Morgan Stanley, Dean Witter,
   Discover
   5.890%,  03/20/00                750           749
Morgan Stanley Group (A)
   5.728%,  02/26/99              1,250         1,250
Salomon
   6.500%,  03/01/00                750           757
Sears Roebuck Acceptance
   6.380%,  02/16/99                650           652
                                             --------
                                                7,468
                                             --------
TELEPHONES & TELECOMMUNICATION -- 1.5%
TCI Communications
   6.375%,  09/15/99                500           502
                                             --------
TOTAL CORPORATE BONDS
(Cost $10,588)                                 10,613
                                             --------
U.S. TREASURY OBLIGATIONS -- 24.7%
U.S. Treasury Notes
   6.125%,  08/31/98              1,000         1,002
   6.000%,  09/30/98              1,250         1,252
   5.875%,  10/31/98              1,000         1,002
   5.750%,  12/31/98              1,000         1,002
   6.375%,  01/15/99              1,000         1,004
   6.375%,  05/15/99              1,000         1,007

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
   5.750%,  09/30/99              1,000      $  1,003
   6.000%,  08/15/00              1,000         1,009
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,263)                                   8,281
                                             --------
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED BONDS -- 5.2%
FHLB
   5.598%,  06/17/99             $  750           750
FNMA
   5.596%,  10/20/98                500           500
   5.870%,  10/25/99                500           501
                                             --------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED BONDS
(Cost $1,749)                                   1,751
                                             --------
ASSET-BACKED SECURITIES -- 25.7%
Aames Mortgage Trust,
   Series 1996-B, Class A1B
   7.275%,  05/15/20                190           192
Cit Rv Owner Trust,
   Series 1995-B, Class A
   6.500%,  04/15/11                180           182
Contimortgage Home Equity Loan Trust,
   Series 1996-4, Class A5
   6.600%,  10/15/11                210           212
Contimortgage Home Equity Loan Trust,
   Series 1997-4, Class A3
   6.260%,  07/15/12                500           501
EQCC Home Equity Loan Trust,
   Series 1996-2, Class A2
   6.700%,  09/15/08                179           181
EQCC Home Equity Loan Trust,
   Series 1996-4, Class A3
   6.260%,  11/15/06                141           142
EQCC Home Equity Loan Trust,
   Series 1997-1, Class A3
   6.840%,  09/15/11                750           763
First Plus Home Loan Equity Trust,
   Series 1997-3, Class A3
   6.570%,  10/10/10                500           505
Heller Equipment Asset Receivables Trust,
   Series 1997-1, Class A2
   6.390%,  05/25/05                620           623
Independent National Mortgage,
   Series 1996-A, Class A1
   6.710%,  09/25/26                 18            18
Money Store Home Equity Loan
   Trust, Series 1993-B, Class A1
   5.400%,  08/15/05                162           163

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


SHORT TERM INCOME FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Navistar Financial Owner Trust,
   Series 1996-B, Class A3
   6.330%,  04/21/03            $   268     $     270
Navistar Financial Owner Trust,
   Series 1997-A, Class A2
   6.350%,  01/15/00                257           258
Premier Auto Trust,
   Series 1996-2, Class A4
   6.575%,  10/06/00                525           529
Student Loan Marketing Association,
   Series 1997-1, Class A1 (A)
   5.582%,  10/25/05                580           578
Toyota Auto Lease Trust
   Series 1997-A, Class A2
   6.350%,  04/26/04                750           756
Union Acceptance, Series 1996-A,
   Class A
   5.400%,  04/07/03                352           350
Union Acceptance, Series 1996-D,
   Class A2
   6.170%,  10/09/02              1,800         1,814
Union Acceptance, Series 1997-A,
   Class A
   6.130%,  07/10/01                168           169
Vanderbilt Mortgage Finance,
   Series 1997-B, Class 1A2
   6.775%,  01/07/03                430           437
                                             --------
TOTAL ASSET-BACKED SECURITIES
(Cost $8,609)                                   8,643
                                             --------
INSURANCE FUNDING AGREEMENT -- 5.9%
Allstate (A)
   5.696%, 07/01/98               2,000         2,000
                                             --------
TOTAL INSURANCE FUNDING AGREEMENT
(Cost $2,000)                                   2,000
                                             --------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENT -- 6.4%
NationsBank
   6.000%, dated 06/30/98, matures
   07/01/98, repurchase price
   $2,134,356 (collateralized by
   various FNMA, ranging in par
   value $310,000-$1,905,000,
   6.000%, 05/01/13; total market
   value $2,189,389)             $2,134      $  2,134
                                             --------
TOTAL REPURCHASE AGREEMENT
(Cost $2,134)                                   2,134
                                             --------
TOTAL INVESTMENTS -- 99.5%
(Cost $33,343)                                 33,422
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.5%         156
                                             --------
NET ASSETS:
Portfolio Shares of Class Y
   ($.001 par value -- 1 billion
   authorized shares) based on
   3,306,324 outstanding shares
   of beneficial interest                    $ 33,011
Portfolio Shares of Class A
   ($.001 par value -- 1 billion
   authorized shares) based on
   55,201 outstanding shares
   of beneficial interest                         558
Distributions in Excess of
   Net Investment Income                           (5)
Accumulated Net Realized Loss
   on Investments                                 (65)
Net Unrealized Appreciation
   on Investments                                  79
                                             --------
TOTAL NET ASSETS -- 100.0%                   $ 33,578
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.99
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                   $9.98
                                             ========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998.
FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


SHORT-INTERMEDIATE BOND FUND
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.1%
U.S. Treasury Notes
   8.875%,  02/15/99             $5,255      $  5,362
   5.875%,  07/31/99              3,493         3,505
   6.000%,  10/15/99              3,700         3,723
   5.625%,  10/31/99              3,544         3,548
   7.750%,  12/31/99              4,150         4,281
   5.625%,  11/30/00              8,954         8,970
   5.375%,  02/15/01              4,000         3,985
   8.000%,  05/15/01              3,480         3,705
   6.625%,  04/30/02                200           207
   7.250%,  02/15/03                180           185
   7.750%,  05/15/04              2,195         2,381
   6.125%,  08/15/07              3,470         3,608
   5.500%,  02/15/08              2,835         2,831
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $46,164)                                 46,291
                                             --------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED BONDS -- 3.0%
FHLMC
   6.500%,  07/01/04              1,474         1,488
   6.750%,  03/15/07              1,675         1,702
FNMA
   6.500%,  08/01/10              1,183         1,191
   6.500%,  10/01/10                872           877
                                             --------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED BONDS
(Cost $5,188)                                   5,258
                                             --------
CORPORATE OBLIGATIONS -- 32.6%
BANKING -- 5.3%
Banca Commerciale Italiana
   8.250%,  07/15/07                682           764
Bank One
   7.600%,  05/01/07                 85            93
BCH Cayman Islands Limited
   7.700%,  07/15/06              1,420         1,519
Branch Bank and Trust
   6.375%,  06/30/05              2,850         2,839
NationsBank
   5.750%,  03/15/01              4,120         4,099
                                             --------
                                                9,314
                                             --------
ENTERTAINMENT -- 1.0%
Time Warner
   8.110%,  08/15/06              1,690         1,855
                                             --------
FINANCIAL SERVICES -- 18.4%
Associates Corporation of North America
   6.375%,  08/15/98              1,500         1,501
   6.750%,  07/15/01              1,890         1,928
Bear Stearns
   6.650%,  12/01/04              1,545         1,566
CIT Group Holdings
   6.375%,  08/01/02              3,720         3,762

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
General Motors Acceptance
   5.875%,  01/22/03             $3,567   $     3,505
Household Finance
   6.000%,  05/08/00              3,620         3,620
Lehman Brothers
   6.710%,  10/12/99                 75            76
   7.250%,  04/15/03              2,640         2,742
Macsaver Financial
   7.600%,  08/01/07              1,289         1,315
Merrill Lynch
   6.000%,  02/12/03              2,350         2,341
Morgan Stanley, Dean Witter,
   Discover
   5.890%,  03/20/00              3,210         3,206
Paine Webber Group
   6.500%,  11/01/05              1,665         1,661
Salomon Smith Barney
   6.250%,  01/15/05              2,405         2,384
Security Pacific
   11.500%,  11/15/00             1,970         2,204
Societe Generale
   7.400%,  06/01/06                899           950
                                             --------
                                               32,761
                                             --------
FOOD, BEVERAGE & TOBACCO -- 1.8%
Nabisco
   6.000%,  02/15/11              1,800         1,789
Phillip Morris (A)
   6.150%,  03/15/00              1,355         1,355
                                             --------
                                                3,144
                                             --------
INDUSTRIALS -- 4.5%
Barrick Gold
   7.500%,  05/01/07              1,510         1,614
CSR America
   6.875%,  07/21/05              1,545         1,613
Loews
   6.750%,  12/15/06              1,695         1,731
Tele-Communications
   7.250%,  08/01/05              1,288         1,360
USX
   9.625%,  08/15/03              1,410         1,609
                                             --------
                                                7,927
                                             --------
RETAIL -- 0.9%
Gap
   6.900%,  09/15/07              1,585         1,660
                                             --------
UTILITIES -- 0.7%
Penn Power and Light
   7.750%,  05/01/02              1,200         1,266
                                             --------
TOTAL CORPORATE OBLIGATIONS
(Cost $57,223)                                 57,927
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


SHORT-INTERMEDIATE BOND FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.1%
Case Equipment Loan Trust,
   Series 1998-A, Class A4
   5.830%,  02/15/05            $   200     $     200
Case Equipment Loan Trust,
   Series 1997-5, Class A4
   6.410%,  09/15/04              1,857         1,872
Citicorp Mortgage Securities,
   Series 1997-1, Class A2
   7.250%,  02/25/27              1,725         1,733
Contimortgage Home Equity Loan
   Trust, Series 1997-2, Class A9
   7.090%,  04/15/28              3,185         3,284
Contimortgage Home Equity Loan
   Trust, Series 1997-4, Class A3
   6.260%,  07/15/12              1,640         1,645
Countrywide Mortgage Broker
   Services, Series 1997, Class A1
   7.000%,  03/25/27                974           981
First Plus Home Loan Trust,
   Series 1997-2, Class A5
   6.820%,  04/10/23                660           678
First Plus Home Loan Trust,
   Series 1997-3, Class A5
   6.860%,  10/10/13              2,455         2,515
General Electric Capital Mortgage
   Services, Series 1997-3, Class A4
   7.500%,  04/25/27              1,408         1,416
Heller Equipment Asset Receivables
   Trust, Series 1997-1, Class A2
   6.390%,  05/25/05              1,339         1,346
IMC Home Equity Loan  Trust,
   Series 1997-2, Class A3
   6.940%,  11/20/11              1,311         1,327
MBNA Credit Card Trust,
   Series 1996-J, Class A (A)
   5.806%,  02/15/06              2,910         2,916
MBNA Credit Card Trust
   Series 1998-A, Class A (A)
   5.766%,  08/15/05              1,570         1,571
Metlife Capital Equipment Loan
   Trust, Series 1997-A, Class A
   6.850%,  05/20/08              1,700         1,747
Money Store Home Equity Loan
   Trust, Series 1996-D, Class A9
   7.000%,  04/15/28              2,367         2,456
Money Store Home Equity Loan
   Trust, Series 1997-D, Class A7
   6.485%,  12/15/38              1,500         1,525
Premier Auto Trust, Series 1997-3,
   Class A5
   6.340%,  01/06/02              2,265         2,281
Premier Auto Trust, Series 1998-2,
   Class A4
   5.820%,  12/31/02              2,704         2,707
Residential Asset Securization Trust,
   Series 1997, Class A10
   7.250%,  05/25/27              1,720         1,735
Sears Credit Account Master Trust,
   Series 1995-3, Class A
   7.000%,  10/15/04              2,840         2,902

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Toyota Auto Lease Trust
   Series 1997-A, Class A2
   6.350%,  04/26/04             $3,697      $  3,725
Union Acceptance, Series 1996-A,
   Class A
   5.400%,  04/07/03                936           931
WFS Financial Owners Trust
   Series 1998-A, Class A4
   5.950%,  02/20/03              3,200         3,199
                                             --------
TOTAL ASSET-BACKED SECURITIES
(Cost $44,289)                                 44,692
                                             --------
REPURCHASE AGREEMENT -- 12.4%
State Street Bank & Trust
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price
   $22,087,527 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $7,320,000-
   $14,720,000, 6.250%, 07/31/98-
   03/31/99; total market value
   $22,549,133)                  22,084        22,084
                                             --------
TOTAL REPURCHASE AGREEMENT
(Cost $22,084)                                 22,084
                                             --------
TOTAL INVESTMENTS -- 99.2%
(Cost $174,948)                               176,252
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%       1,475
                                             --------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 100 million
   authorized) based on 17,559,253
   outstanding shares of
   beneficial interest                        174,688
Portfolio Shares of Class A ($.001
   par value -- 100 million
   authorized) based on 258,477
   outstanding shares of beneficial
   interest                                     3,165
Distributions in excess of Net
   Investment Income                              (22)
Accumulated Net Realized Loss
   on Investments                              (1,408)
Net Unrealized Appreciation on Investments      1,304
                                             --------
TOTAL NET ASSETS -- 100.0%                   $177,727
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $9.97
                                             ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS A                         $9.97
                                             ========
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998.
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


GOVERNMENT INCOME FUND
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED BONDS -- 39.3%
FNMA
   7.000%,  11/01/26            $   357      $    363
   7.500%,  05/01/27                852           874
GNMA
   8.000%,  09/15/09                403           419
   7.500%,  08/15/23                886           910
   7.000%,  01/15/24                777           790
   6.500%,  12/15/25                978           976
   8.000%,  05/15/26                863           895
   8.000%,  09/15/26              1,502         1,557
   6.000%,  02/20/28              1,507         1,466
   6.500%,  05/20/28              1,997         1,992
                                             --------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED BONDS
(Cost $10,075)                                 10,242
                                             --------
U.S. TREASURY OBLIGATIONS -- 49.1%
U.S. Treasury Bond
   6.125%,  11/15/27              3,500         3,750
U.S. Treasury Notes
   6.375%,  05/15/99                970           977
   8.000%,  05/15/01              1,200         1,278
   6.625%,  07/31/01                600           618
   6.250%,  01/31/02                300           307
   6.625%,  04/30/02              3,300         3,418
   5.625%,  12/31/02                200           201
   6.125%,  08/15/07              2,150         2,236
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $12,521)                                 12,785
                                             --------
REPURCHASE AGREEMENT -- 11.0%
State Street Bank & Trust
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price
   $2,863,457 (collateralized by
   U.S. Treasury Note, par value
   $2,845,000, 6.250%, 07/31/98;
   market value $2,920,902)       2,863         2,863
                                             --------
TOTAL REPURCHASE AGREEMENT
(Cost $2,863)                                   2,863
                                             --------
TOTAL INVESTMENTS -- 99.4%
(Cost $25,459)                                 25,890
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.6%         154
                                             --------

-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 100 million
   authorized shares)
   based on 2,414,211
   outstanding shares of
   beneficial interest                        $23,943
Portfolio Shares of Class A ($.001
   par value -- 100 million authorized
   shares) based on 162,995 outstanding
   shares of beneficial interest                1,650
Distributions in Excess of Net Investment Income   (5)
Accumulated Net Realized Gain
   on Investments                                  25
Net Unrealized Appreciation
   on Investments                                 431
                                             --------
TOTAL NET ASSETS -- 100.0%                   $ 26,044
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.11
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.11
                                             ========
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


BOND FUND
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 27.1%
U.S. Treasury Bonds
   6.500%,  11/15/26             $6,165      $  6,841
   6.125%,  11/15/27              6,739         7,221
U.S. Treasury Notes
   6.500%,  04/30/99                295           297
   5.875%,  07/31/99              1,500         1,505
   5.625%,  10/31/99              2,135         2,137
   7.750%,  01/31/00                503           520
   6.750%,  04/30/00              5,525         5,640
   5.625%,  11/30/00              2,400         2,404
   8.000%,  05/15/01              3,795         4,040
   7.500%,  11/15/01              3,835         4,059
   6.250%,  02/28/02                250           256
   7.250%,  05/15/04              2,709         2,938
   6.125%,  08/15/07              3,245         3,375
   5.625%,  05/15/08              1,600         1,621
   6.125%,  08/15/07              1,655         1,721
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $43,864)                                 44,575
                                             --------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED BONDS -- 26.5%
FHLMC
   6.750%,  03/15/07              2,285         2,322
   7.500%,  10/01/10              1,993         2,050
   8.000%,  07/01/25              2,427         2,510
FNMA
   6.500%,  08/01/10              2,635         2,651
   6.500%,  09/01/10              2,944         2,962
   7.500%,  06/01/11              1,955         2,011
   6.500%,  03/25/19              1,620         1,620
   7.500%,  08/01/25              2,336         2,398
   7.000%,  11/01/26              3,149         3,194
   7.500%,  05/01/27              3,858         3,960
GNMA
   7.500%,  12/15/25              4,306         4,425
   6.500%,  04/15/26              4,595         4,586
   7.000%,  06/15/26              1,747         1,782
   8.000%,  12/15/26              1,530         1,586
   7.500%,  06/15/27              2,215         2,276
   6.500%,  05/15/28              3,197         3,190
                                             --------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED BONDS
(Cost $42,448)                                 43,523
                                             --------
ASSET-BACKED SECURITIES -- 16.5%
BankBoston RV Trust,
   Series 1997-1, Class A8
   6.540%,  02/15/09              1,855         1,886
Carco Auto Loan,
   Series 1997-1, Class A
   6.689%,  08/15/04              1,510         1,530
Case Equipment Loan Trust,
   Series 1997-5, Class A4
   6.410%,  09/15/04              1,815         1,830

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Citicorp Mortgage Securities,
   Series 1997-1, Class A2 CMO
   7.250%,  02/25/27             $1,928      $  1,938
Countrywide Mortgage Broker
   Services, Series 1997-A1,
   Class A1 CMO
   7.000%,  03/25/27              1,121         1,129
First Plus Home Loan Trust,
   Series 1997-2, Class A5
   6.820%,  04/10/23              2,200         2,260
First Plus Home Loan Trust,
   Series 1997-3, Class A5
   6.860%,  10/10/13              2,755         2,822
General Electric Capital Mortgage
   Services, Series 1997-3,
   Class A4 CMO
   7.500%,  04/25/27              1,825         1,836
Heller Equipment Asset Receivables
   Trust, Series 1997-1, Class A2
   6.390%,  05/25/05              1,417         1,425
MBNA Credit Card Trust
   Series 1996-J, Class A (A)
   5.806%,  02/15/06              1,480         1,483
MBNA Credit Card Trust
   Series 1998-A, Class A (A)
   5.766%,  08/15/05              1,490         1,491
Metlife Capital Equipment Loan
   Trust, Series 1997-A, Class A
   6.850%,  05/20/08              1,800         1,850
Money Store Home Equity Loan
   Trust, Series 1997-1, Class A3
   6.680%,  08/15/12              2,135         2,171
Money Store Home Equity Loan
   Trust, Series 1997-D, Class A7
   6.485%,  12/15/38              1,735         1,764
Residential Asset Securization
   Trust, Series 1997-A3,
   Class A10 CMO
   7.250%,  05/25/27              1,765         1,780
                                             --------
TOTAL ASSET-BACKED SECURITIES
(Cost $26,783)                                 27,195
                                             --------
CORPORATE BONDS -- 26.8%
BANKING -- 6.7%
Banca Commerciale Italiana
   8.250%,  07/15/07                973         1,090
Banco Santiago
   7.000%,  07/18/07              2,000         1,840
BankBoston
   7.000%,  09/15/07              1,540         1,613
Fleet Financial Group
   6.875%,  01/15/28              1,490         1,537
Keycorp
   7.500%,  06/15/06              1,685         1,807
NationsBank
   5.750%,  03/15/01              3,120         3,104
                                             --------
                                               10,991
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


BOND FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
ENTERTAINMENT -- 1.3%
Time Warner
   8.110%,  08/15/06             $1,915      $  2,102
                                             --------
FINANCIAL SERVICES -- 7.5%
Associates Corporation of North America
   6.750%,  07/15/01                700           714
   6.500%,  10/15/02              1,610         1,632
Lehman Brothers Holdings
   7.375%,  05/15/04              1,250         1,306
Loew's
   6.750%,  12/15/06              1,810         1,848
Mellon Capital II
   Callable 01/15/07 at 104,
   01/15/17 at 100
   7.995%,  01/15/27              1,655         1,843
Morgan Stanley, Dean Witter,
   Discover
   5.890%,  03/20/00              3,125         3,121
Santander Finance
   6.375%,  02/15/11              1,885         1,869
                                             --------
                                               12,333
                                             --------
FOOD, BEVERAGE & TOBACCO -- 0.8%
Phillip Morris
   6.150%,  03/15/00              1,390         1,390
                                             --------
INDUSTRIAL -- 8.3%
Barrick Gold
   7.500%,  05/01/07              1,785         1,908
Belo (A. H.)
   6.875%,  06/01/02              1,132         1,160
Lasmo USA
   6.750%,  12/15/00              1,656         1,654
Legrand S.A.
   8.500%,  02/15/25              2,590         3,241
Skandinaviska Enskilda
   6.875%,  02/15/09              2,982         3,124
Tele-Communications
   7.250%,  08/01/05              1,385         1,463
Weyerhauser
   6.950%,  08/01/17              1,124         1,153
                                             --------
                                               13,703
                                             --------
MARINE TRANSPORTATION -- 1.1%
Royal Caribbean Cruises
   7.500%,  10/15/27              1,665         1,740
                                             --------
RETAIL -- 1.1%
Gap
   6.900%,  09/15/07              1,685         1,765
                                             --------
TOTAL CORPORATE BONDS
(Cost $42,821)                                 44,024
                                             --------

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENT -- 3.1%
State Street Bank & Trust
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price
   $5,110,816 (collateralized by
   U.S. Treasury Note, par value
   $5,080,000, 6.250%, 07/31/98;
   market value $5,215,530)       5,110         5,110
                                             --------
TOTAL REPURCHASE AGREEMENT
(Cost $5,110)                                   5,110
                                             --------
TOTAL INVESTMENTS -- 100.0%
(Cost $161,026)                               164,427
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 0.0%          28
                                             --------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 1 billion authorized
   shares) based on 15,345,868
   outstanding shares of beneficial interest  157,660
Portfolio Shares of Class A ($.001
   par value -- 1 billion authorized
   shares) based on 161,934
   outstanding shares of beneficial interest    1,697
Undistributed Net Investment Income                 4
Accumulated Net Realized Gain
   on Investments                               1,693
Net Unrealized Appreciation
   on Investments                               3,401
                                             --------
TOTAL NET ASSETS -- 100.0%                   $164,455
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.60
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.61
                                             ========

(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JUNE 30, 1998.
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
MUNICIPAL BONDS -- 96.8%
COLORADO -- 1.1%
El Paso County, Colorado GO
   5.200%,  12/01/02               $ 20      $     21
                                             --------
FLORIDA -- 2.7%
Jacksonville, Florida Electric Authority
   Revenue Bond, Series 3-A
   5.200%,  10/01/02                 50            52
                                             --------
GEORGIA -- 3.7%
Atlanta, Georgia Water & Sewer
   Revenue Bond FGIC
   4.500%,  01/01/04                 20            20
De Kalb County, Georgia Health
   Facilities GO
   5.300%,  01/01/03                 50            52
                                             --------
                                                   72
                                             --------
HAWAII -- 2.7%
Hawaii State GO, Series C E
   5.200%,  06/01/04                 50            52
                                             --------
ILLINOIS -- 7.8%
Bloomingdale, Illinois GO
   5.450%,  01/01/09                 85            89
Illinois State Sales Tax Revenue Bond,
   Series S
   4.900%,  06/15/07                 60            62
                                             --------
                                                  151
                                             --------
MARYLAND -- 2.7%
Maryland State Health & Higher
   Education Facilities Authority Revenue
   Bond for Johns Hopkins Project
   5.125%,  07/01/03                 50            52
                                             --------
MASSACHUSETTS -- 2.7%
Massachusetts Bay Transportation
   Authority Revenue Bond, Series A
   5.300%,  03/01/05                 50            53
                                             --------
NEW JERSEY -- 6.3%
Burlington County, New Jersey
   Community Bridge Systems
   Revenue Bond, Callable
   10/01/03 at 101 CG
   5.050%,  10/01/04                 50            52
Medford Township, New Jersey
   Board of Education GO FGIC
   5.950%,  02/01/03                 65            70
                                             --------
                                                  122
                                             --------
PENNSYLVANIA -- 67.1%
Delaware County, Pennsylvania
   Educational Authority Revenue
   Bond Villanova University,
   Series A, MBIA
   4.625%,  12/01/07                100           101
Lehigh County, Pennsylvania
   GO FGIC
   5.125%,  11/15/08                110           114

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Luzerne County, Pennsylvania,
   Series A, GO, Pre-Refunded
   09/15/00 at 100 FGIC
   5.850%,  09/15/02               $ 50       $    52
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.000%,  07/01/04                100           104
Pennsylvania State Infrastructure
   Authority Revenue Bond for
   Pennvest Loan Pool Project MBIA
   6.000%,  09/01/03                 65            70
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series 1, Pre-Refunded
   12/01/01 at 102 FGIC
   7.150%,  12/01/11                 50            56
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series F, Pre-Refunded
   12/01/99 at 102 AMBAC
   7.250%,  12/01/17                 50            53
Philadelphia, Pennsylvania Airport
   Parking Authority Revenue Bond
   AMBAC
   5.500%,  09/01/05                 80            85
Pittsburgh, Pennsylvania School
   District, Series A, GO, FGIC
   4.850%,  09/01/03                100           103
Pittsburgh, Pennsylvania Water and
   Sewer Authority Revenue Bond,
   Series A FGIC
   4.800%,  09/01/06                 70            72
Reading, Pennsylvania Parking
   Authority Revenue Bond MBIA
   4.950%,  11/15/02                 50            52
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for Mercy Health
   Project, Series B MBIA
   5.000%,  01/01/06                 50            51
Seneca Valley, Pennsylvania GO
   Bond, Series Aa FGIC
   4.550%,  02/15/08                 85            85
Tunkhannock, Pennsylvania GO
   Bond,  Area School District Callable
    01/15/08 at 100 AMBAC
   4.550%,  07/15/08                100           100
University of Pittsburgh, Pennsylvania
   Revenue Bond for University
   Capital Projects FGIC
   5.050%,  06/01/10                 90            93
Wallenpaupack, Pennsylvania Area
   School District, Series C, GO,
   Callable 09/01/00 at 100 FGIC
   6.000%,  09/01/03                 50            52
West View, Pennsylvania Municipal
   Water Authority Revenue Bond FGIC
   4.800%,  11/15/06                 60            61
                                             --------
                                                1,304
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


INTERMEDIATE MUNICIPAL BOND FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $1,826)                                 $ 1,879
                                             --------


CASH EQUIVALENT -- 2.1%
SEI Institutional Tax Free Portfolio $41           41
                                             --------
TOTAL CASH EQUIVALENT
(Cost $41)                                         41
                                             --------
TOTAL INVESTMENTS -- 98.9%
(Cost $1,867)                                   1,920
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%          22
                                             --------


NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 100 million authorized
   shares) based on 104,509 outstanding
   shares of beneficial interest 1,082
Portfolio Shares of Class A ($.001 par
   value -- 100 million authorized shares)
   based on 85,634 outstanding shares of
   beneficial interest                            890
Distributions in Excess of Net
   Investment Income                               (1)
Accumulated Net Realized Loss
   on Investments                                 (80)
Net Unrealized Appreciation
   on Investments                                  53
                                             --------
TOTAL NET ASSETS -- 100.0%                   $  1,944
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.21
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.21
                                             ========

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG --- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE


PENNSYLVANIA MUNICIPAL BOND FUND
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
MUNICIPAL BONDS -- 95.6%
GEORGIA -- 0.5%
Hapeville, Georgia Industrial
   Development Authority
   Revenue Bond for Hapeville
   Hotel Project (A) (B) (C)
   4.000%,  11/01/15               $100      $    100
                                             --------
OHIO -- 2.6%
Cleveland, Ohio Bond
   Anticipation Notes, Series B
   4.500%,  10/01/99                500           503
                                             --------
PENNSYLVANIA -- 92.5%
Abington, Pennsylvania School
   District General Obligation
   Bond FGIC
   4.850%,  05/15/18                280           270
Allegheny County, Pennsylvania GO,
   Series C-43, Callable 09/15/04
   at 100 MBIA
   5.875%,  09/15/10                 60            64
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Mercy Hospital
   of Pittsburgh AMBAC
   6.450%,  04/01/01                200           212
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Montefiore
   Hospital Association
   5.800%,  10/01/03                110           115
Allegheny County, Pennsylvania
   Hospital Development Authority
   Revenue Bond for Presbyterian
   Health Center, Series B,
   Callable 11/01/02 at 102 MBIA
   6.000%,  11/01/12                 25            27
Allegheny County, Pennsylvania
   Redevelopment Authority Revenue
   Bond for Home Improvement
   Loan Project, Series A,
   Callable 02/01/04 at 102 FHA
   5.700%,  02/01/07                 10            10
Allegheny County, Pennsylvania
   Sanitation Authority Sewer Revenue
   Bond, Series B, Pre-Refunded
   06/01/99 at 100 FGIC
   7.450%,  12/01/09                130           134
Berks County, Pennsylvania Revenue
   Bond for Reading Hospital &
   Medical Center, Series B,
   Callable 10/01/04 at 102 MBIA
   5.600%,  10/01/06                 65            70
Center City District, Pennsylvania
   Business Improvement Assessment
   Bond, Callable 12/01/07 at 100
   AMBAC
   5.600%,  12/01/08                 60            65
Central Bucks, Pennsylvania School
   District GO, Callable
   02/01/01 at 100
   6.600%,  02/01/03                175           186

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


PENNSYLVANIA MUNICIPAL BOND FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------

Coatesville Pennsylvania City Water
   Authority Revenue Bond
   4.000%,  10/01/00               $250      $    250
   4.750%,  10/01/10                750           753
Crawford, Pennsylvania Central
   School District GO FGIC
   7.000%,  02/15/05                100           115
Dauphin County, Pennsylvania
   Dauphin County General Authority
   School District Pooled Financing
   Program II AMBAC (B)
   4.450%,  09/01/01                500           504
Delaware County, Pennsylvania GO
   7.100%,  12/01/98                170           170
   5.500%,  10/01/15                 75            78
Delaware County, Pennsylvania
   Revenue Bond for Villanova
   University AMBAC
   5.400%,  08/01/08                200           213
Dover Township, Pennsylvania
   Sewer Authority Revenue Bond
   6.250%,  05/01/12                 15            16
Easton, Pennsylvania Area Sewer
   Authority Revenue Bonds,
   Series A FSA
   4.200%,  12/01/01                575           577
   5.000%,  12/01/14                500           500
Hampden Township, Pennsylvania
   Sewer Authority Special Obligation
   Bond, Callable 10/01/96 at 100
   5.350%,  04/01/03                 85            87
Keystone Oaks, Pennsylvania School
   District GO FGIC
   5.000%,  09/01/11                500           509
Lehigh County, Pennsylvania
   General Purpose Authority
   Revenue Bonds for Muhlenberg
   College Project AMBAC
   4.150%,  08/01/02                300           300
Lower Merion Township,
   Pennsylvania GO, Callable
   08/01/02 at 100
   5.625%,  08/01/05                100           105
Lower Merion Township,
   Pennsylvania School District
   GO
   4.750%,  05/15/01                500           510
Manheim, Pennsylvania Central
   School District GO, Callable
   05/15/04 at 100 FGIC
   6.100%,  05/15/14                100           107
Millcreek Township, Pennsylvania
   Sewer Authority Revenue Bond,
   Callable 11/01/99 at 100 MBIA
   6.000%,  11/01/06                150           154
Nazareth, Pennsylvania Area
   School District General Obligation
   Bond FGIC
   4.850%,  08/15/12                550           548


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Neshaminy, Pennsylvania Neshaminy
   School District GO FGIC
   5.250%,  02/15/07               $500      $    528
North Wales, Pennsylvania Water
   Authority Revenue Bond
   Pre-Refunded 11/01/04 at 100
   6.750%,  11/01/10                100           114
Penn-Trafford, Pennsylvania
   School District General
   Obligation Bond AMBAC
   4.350%,  05/01/06                300           299
Pennsylvania Housing Finance
   Agency Single Family Mortgage-
   55 Revenue Bond
   4.700%,  10/01/01                100           102
Pennsylvania State Convention
   Center Authority Revenue
   Bond, Series A FGIC
   6.700%,  09/01/16                 75            88
Pennsylvania State GO
   5.125%,  09/15/04                450           470
Pennsylvania State GO, Series 2
   6.000%,  07/01/05                 25            27
   6.250%,  07/01/11                 60            69
Pennsylvania State GO,
   Third Series, Callable
   09/01/03 at 101
   5.000%,  09/01/12                350           352
Pennsylvania State Higher
   Education Facilities Authority
   Health Services Revenue Bond
   for Allegheny/Delaware Valley,
   Series A MBIA
   5.500%,  11/15/08                400           429
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for Health
   Services, Series A, Callable
   01/01/04 at 102
   6.000%,  01/01/10                100           108
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for Thomas
   Jefferson University, Series A,
   Callable 07/01/99 at 102
   6.000%,  07/01/19                150           154
Pennsylvania State Higher
   Education Facilities Authority
   Revenue Bond for University of
   Pennsylvania, Series B
   5.250%,  01/01/07                500           526
   5.700%,  01/01/11                150           159
   5.850%,  09/01/13                100           108
Pennsylvania State Higher
   Educational Facilities Authority
   Revenue Drexel University MBIA
   4.500%,  05/01/13              1,000           952

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


PENNSYLVANIA MUNICIPAL BOND FUND (CONTINUED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Pennsylvania State Higher
   Educational Facilities Authority
   Revenue State Systems,
   Series P AMBAC
   5.000%,  12/15/16               $500      $    497
Pennsylvania State Housing
   Finance Agency Revenue
   Bond, Series C
   6.400%,  07/01/12                300           320
Pennsylvania State Industrial
   Development Authority
   Revenue Bond AMBAC
   5.800%,  07/01/09                250           277
   6.000%,  07/01/09                305           343
   6.000%,  01/01/12                100           108
Pennsylvania State Industrial
   Development Authority
   Revenue Bond for Economic
   Development AMBAC
   6.000%,  07/01/08                600           671
Pennsylvania State Industrial
   Development Authority Revenue
   Bond, State Infrastructure
   Investment Authority for
   Pennvest Loan Pool MBIA
   6.000%,  09/01/04                400           436
Pennsylvania State Turnpike
   Commission Revenue Bond,
   Series P
   5.100%,  12/01/99                150           153
   5.800%,  12/01/06                 75            80
Pennsylvania State University
   Revenue Bond, Callable
   03/01/04 at 100
   6.150%,  03/01/05                185           199
Philadelphia, Pennsylvania Industrial
   Authority Revenue Bond
   5.250%,  11/15/09                500           518
Philadelphia, Pennsylvania Parking
   Authority Revenue Bond
   5.750%,  09/01/07                400           438
Pittsburgh, Pennsylvania GO,
   Series D, Callable 09/01/02
   at 102 AMBAC
   6.125%,  09/01/17                 25            27
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bond Mercy Health
   Project, Series B MBIA
   5.000%,  01/01/06                250           257


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Scranton-Lackawana, Pennsylvania
   Health and Welfare Authority
   Revenue Bonds for Community
   Medical Center Project
   4.500%,  07/01/04               $800      $    803
Scranton-Lackawanna, Pennsylvania
   Health and Welfare Authority
   Revenue Bond for University
   of Scranton, Series A
   6.150%,  03/01/03                150           161
Seneca Valley, Pennsylvania GO
   5.850%,  02/15/15                105           115
Seneca Valley, School District,
   Series A, Callable 07/01/08
   at 100 GO FGIC
   4.650%,  07/01/09                100           100
Sharon Pennsylvania Regional
   Health System Revenue
   Bond MBIA
   4.875%,  12/01/10                760           765
University of Pittsburgh,
   Pennsylvania Unrefunded
   Balance of Series A
   Revenue Bonds MBIA
   6.125%,  06/01/21                 40            43
Upper Merion PA School
   District
   5.000%,  07/15/12                540           543
York, Pennsylvania City School
   District GO, Callable 03/01/03
   at 100 FGIC
   5.600%,  03/01/07                 75            79
                                             --------
                                               18,067
                                             --------
TOTAL MUNICIPAL BONDS
(Cost $18,164)                                 18,670
                                             --------


CASH EQUIVALENT -- 3.2%
SEI Institutional Tax Free
   Portfolio                        627           627
                                             --------
TOTAL CASH EQUIVALENT
(Cost $627)                                       627
                                             --------
TOTAL INVESTMENTS -- 98.8%
(Cost $18,791)                                 19,297
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%         229
                                             --------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


PENNSYLVANIA MUNICIPAL BOND FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 100 million authorized)
   based on 1,248,862 outstanding
   shares of beneficial interest             $ 12,989
Portfolio Shares of Class A ($.001
   par value -- 100 million authorized)
   based on 567,088 outstanding
   shares of beneficial interest                6,004
Distributions in Excess of Net
   Investment Income                               (3)
Accumulated Net Realized Gain
   on Investments                                  30
Net Unrealized Appreciation
   on Investments                                 506
                                             --------
TOTAL NET ASSETS -- 100.0%                   $ 19,526
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.75
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.75
                                             ========

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FHA -- FEDERAL HOUSING AGENCY
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
(A) VARIABLE RATE SECURITY -- THE RATE REFLECTED ON
    THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT
    ON JUNE 30, 1998.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER
    TO REPURCHASE INSTRUMENT PRIOR TO MATURITY. THE MATURITY DATE SHOWN IS THE LESSOR OF THE PUT OR DEMAND DATE OR MATURITY DATE.
(C) SECURITY IS HELD IN CONNECTION WITH A LETTER OF CREDIT OR STANDBY BOND PURCHASE AGREEMENT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER INSTITUTION.


NEW JERSEY MUNICIPAL BOND FUND
-------------------------------------------------------
DESCRIPTION                 PAR (000)       VALUE (000)
-------------------------------------------------------
MUNICIPAL BONDS -- 97.1%
NEW JERSEY -- 97.1%
Bayonne, New Jersey GO FGIC
   5.900%,  05/01/08               $150      $    162
Burlington County, New Jersey GO
   5.200%,  10/01/05                 80            83
Cherry Hill Township, New Jersey GO
   5.900%,  06/01/05                 50            54
Flemington-Raritan, New Jersey
   Regional School District GO
   5.700%,  05/01/06                 50            54
Manalapan Township, New Jersey
   Fire District Number 1 GO
   5.300%,  12/15/99                 80            82
Marlboro Township, New Jersey
   Board of Education GO FGIC
   5.500%,  07/15/09                 40            42
Middlesex County New Jersey
   Revenue Bond FGIC
   5.125%,  12/01/16                 70            70
Monmouth County, New Jersey
   Improvement Authority
   Revenue Bond CG
   6.625%,  12/01/05                 40            42
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Bridgeton Hospital Association,
   Series B
   6.000%,  07/01/13                 50            55
New Jersey Health Care Facilities
   Finance Authority Revenue Bond
   for Burlington County Memorial
   Hospital Project
   6.000%,  07/01/12                 50            55
New Jersey State Economic
   Development Authority Revenue
   Bond for Peddie School Project,
   Series A
   5.400%,  02/01/06                 50            53
New Jersey State Economic
   Development Authority Revenue
   Bond for Rutgers State University-
   Civic Square AMBAC
   6.125%,  07/01/24                 55            59
New Jersey State Educational
   Facilities Authority Revenue Bond
   for Princeton University Project,
   Series A
   5.500%,  07/01/04                100           106
New Jersey State Educational
   Facilities Authority Revenue Bond
   for University of Medicine and
   Dentistry, Series B AMBAC
   5.250%,  12/01/13                 60            62
New Jersey State General Obligation
   Bond Callable 03/01/08 at 100
   4.750%,  03/01/15                110           107
New Jersey State Transportation
   Authority Revenue Bond MBIA
   5.000%,  06/15/15                100           100

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


NEW JERSEY MUNICIPAL BOND FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
New York & New Jersey States Port
   Authority Revenue Bond,
   Series 81
   5.700%,  08/01/07                $50      $     53
North Bergen Township,
   New Jersey GO AMBAC
   5.000%,  08/15/09                 75            78
North Brunswick Township,
   New Jersey Board of
   Education GO
   6.300%,  02/01/12                150           167
North Brunswick Township,
   New Jersey Board of
   Education GO FGIC
   5.000%,  02/01/12                100           102
North Brunswick Township,
   New Jersey GO
   6.125%,  05/15/04                 24            26
North New Jersey District Water
   Supply Revenue Bond MBIA
   5.050%,  11/15/11                 90            93
Ocean County, New Jersey GO
   5.650%,  07/01/03                 75            80
Ocean County, New Jersey
   Utilities Authority Wastewater
   Revenue Bond
   5.125%,  01/01/11                 75            77
Secaucus, New Jersey Utilities
   Authority Sewer Revenue
   Bond, Series A
   6.100%,  12/01/10                 60            67
South Brunswick Township,
   New Jersey GO
   5.950%,  08/01/14                100           108
South Monmouth, New Jersey
   Regional Sewer Authority
   Revenue Bond MBIA
   5.550%,  01/15/06                 50            54
West Windsor Township,
   New Jersey Parking Authority
   Revenue Bond
   6.100%,  12/01/12                 50            55
                                             --------
TOTAL MUNICIPAL BONDS
(Cost $2,041)                                   2,146
                                             --------


CASH EQUIVALENT -- 1.8%
SEI Institutional Tax Free Portfolio 40            40
                                             --------
TOTAL CASH EQUIVALENT
(Cost $40)                                         40
                                             --------
TOTAL INVESTMENTS -- 98.9%
(Cost $2,081)                                   2,186
                                             --------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%          25
                                             --------
-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 100 million authorized shares)
   based on 131,810 outstanding shares of
   beneficial interest                       $  1,286
Portfolio Shares of Class A ($.001
   par value -- 100 million authorized
   shares) based on 79,471 outstanding
   shares of beneficial interest                  823
Accumulated Net Realized Loss
   on Investments                                  (3)
Net Unrealized Appreciation
   on Investments                                 105
                                             --------
TOTAL NET ASSETS -- 100.0%                   $  2,211
                                             ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                  $10.47
                                             ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                  $10.46
                                             ========

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
CG -- COUNTY GUARANTY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO --- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


TREASURY RESERVE
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 30.7%
U.S. Treasury Bills+
   4.250%,  07/02/98            $50,000     $  49,994
   4.840%,  07/23/98             10,000         9,968
   5.335%,  08/20/98             10,000         9,926
U.S. Treasury Notes
   5.250%,  07/31/98             15,000        14,995
   5.875%,  08/15/98             10,000        10,001
   4.750%,  08/31/98              5,000         4,993
   6.125%,  08/31/98             10,000        10,008
   4.750%,  09/30/98              5,000         4,989
   6.000%,  09/30/98             10,000        10,009
   5.875%,  10/31/98             10,000        10,007
   5.500%,  11/15/98             15,000        14,987
   5.625%,  11/30/98             15,000        14,993
   5.125%,  12/31/98             10,000         9,989
   5.875%,  01/31/99             15,000        15,034
U.S. Treasury STRIPS+
   5.735%,  08/15/98             20,000        19,864
                                            ---------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $209,757)                               209,757
                                            ---------


REPURCHASE AGREEMENTS -- 69.4%
First National Bank of Chicago
   5.750%, dated 06/30/98, matures
   07/01/98, repurchase price
   $169,427,057 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $14,000,000-
   $50,000,000, 5.875%-7.875%,
   09/30/99-11/15/05; total
   market value $173,220,389)   169,400       169,400
Goldman Sachs
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $33,005,179 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $6,655,000-
   $25,860,000, 6.375%,
   3/31/01; total market
   value $33,756,882)            33,000        33,000
Hong Kong Shanghai Bank
   5.400% dated 06/30/98, matures
   07/01/98, repurchase price
   $9,287,393 (collateralized by
   U.S. Treasury Note, par value
   $9,275,000, 5.875%,08/31/99;
   market value $9,494,777)       9,286         9,286

-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Hong Kong Shanghai Bank
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $16,002,511 (collateralized by
   U.S. Treasury Note, par value
   $15,865,000, 6.500%, 05/31/01;
   market value  $16,375,899)   $16,000      $ 16,000
Morgan Stanley
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $32,805,148 (collateralized by U.S.
   Treasury Note, par value $33,000,000,
   5.875%, 11/30/01; market value
   $33,540,476)                  32,800        32,800
Societe Generale
   5.850%, dated 06/30/98, matures
   07/01/98, repurchase price
   $169,427,527 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $15,690,000-
   $28,575,000, 3.625%-7.750%,
   12/31/98-02/15/05; total
   market value $173,486,238)   169,400       169,400
State Street Bank & Trust
   5.750%, dated 06/30/98,
   matures 07/01/98, repurchase
   price $27,804,440 (collateralized
   by U.S. Treasury Note, par value
   $27,800,000, 6.250%, 03/31/99;
   market value $28,392,720)     27,800        27,800
Swiss Bank
   5.850%, dated 06/30/98, matures
   07/01/98, repurchase price $16,002,600
   (collateralized by U.S. Treasury
   Note, par value $16,000,000,
   5.625%, 02/28/01; market value
   $16,355,870)                  16,000        16,000
                                            ---------
TOTAL REPURCHASE AGREEMENTS
(Cost $473,686)                               473,686
                                            ---------
TOTAL INVESTMENTS -- 100.1%
(Cost $683,443)                               683,443
                                            ---------
OTHER ASSETS AND LIABILITIES, NET -- (0.1%)      (916)
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


TREASURY RESERVE (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 1,250 million
   authorized shares) based on
   659,952,460 outstanding shares
   of beneficial interest                   $ 659,952
Portfolio Shares of Class C ($.001
   par value -- 1,250 million authorized
   shares) based on 22,573,709
   outstanding shares of
   beneficial interest                         22,574
Accumulated Net Realized Gain
   on Investments                                   1
                                            ---------
TOTAL NET ASSETS -- 100.0%                  $ 682,527
                                            =========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS Y                         $1.00
                                            =========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS C                         $1.00
                                            =========

+ EFFECTIVE YIELD
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES


CASH RESERVE
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
COMMERCIAL PAPER -- 43.3%
AUTOMOTIVE -- 2.3%
Ford
   5.554%,  07/08/98            $20,000     $  19,979
                                            ---------
BANKING -- 11.6%
Bank One
   5.565%,  07/15/98             15,000        14,968
   5.582%,  08/21/98              7,582         7,523
Bank One Funding
   5.583%,  08/19/98             20,000        19,850
   5.576%,  09/09/98             10,000         9,893
Barclay's Bank
   5.645%,  03/02/99              5,000         4,998
CDC
   5.554%,  08/21/98             10,000         9,922
First Chicago
   5.520%,  08/28/98             20,000        19,822
National Australia Bank
   5.553%,  07/07/98             10,900        10,890
   5.558%,  08/14/98              5,000         4,966
                                            ---------
                                              102,832
                                            ---------
CHEMICALS -- 3.3%
Dupont
   5.520%,  08/03/98             10,000         9,948
 5.553%,  07/28/98               10,000         9,959
   5.548%,  08/14/98             10,000         9,933
                                            ---------
                                               29,840
                                            ---------
ELECTRICAL SERVICES -- 0.8%
Teco Finance
   5.562%,  08/18/98              7,459         7,404
                                            ---------
FINANCIAL SERVICES -- 19.9%
AIG Funding
   5.806%,  07/31/98             12,100        12,044
Ameritech
   5.531%,  07/02/98              5,000         4,999
Amex
   5.570%,  07/28/98             10,000         9,959
Ciesco
   5.580%,  09/18/98             25,000        24,698
CIT Group
   5.576%,  07/22/98             15,000        14,952
Eureka
   5.554%,  07/14/98             10,000         9,980
   5.582%,  07/22/98             10,000         9,968
General Electric
   5.564%,  07/08/98             10,000         9,989
   5.597%,  07/29/98             15,000        14,936
Merrill Lynch
   5.597%,  09/21/98             20,000        19,748
   5.581%,  08/05/98             10,000         9,947


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998



CASH RESERVE (CONTINUED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------

NCAT
   5.569%,  07/08/98            $15,000     $  14,984
Norwest Financial
   5.547%,  07/09/98             20,000        19,975
                                            ---------
                                              176,179
                                            ----------
FOOD, BEVERAGE & TOBACCO -- 2.1%
Campbell Soup
   5.629%,  10/05/98             18,550        18,283
                                            ---------
INSURANCE -- 3.3%
Metlife
   5.539%,  07/28/98              9,000         8,963
Prudential
   5.583%,  08/19/98             20,000        19,850
                                            ---------
                                               28,813
                                            ---------
TOTAL COMMERCIAL PAPER
(Cost $383,330)                               383,330
                                            ---------


U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
FFCB
   5.520%,  08/11/98              5,250         5,250
FHLB
   5.588%,  10/23/98              4,200         4,200
   6.000%,  01/01/99              3,437         3,439
   5.605%,  01/29/99             15,000        15,000
FHLM
   6.000%,  02/01/99              2,119         2,120
FNMA
   5.596%,  10/20/98              5,000         4,999
                                            ---------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $35,008)                                 35,008
                                            ---------

CORPORATE OBLIGATIONS -- 15.4%
BANKING -- 0.2%
Morgan Guaranty (A)
   5.850%,  08/21/98              2,000         2,000
                                            ---------
FINANCIAL SERVICES -- 12.4%
Abbey National Treasury Services
   5.590%,  02/03/99             15,000        14,996
Beta Finance Private Placement
   5.690%,  03/05/99             20,000        20,000
Credit Suisse First Boston (A)
   5.670%,  07/22/98             10,000        10,000
Ford Motor Credit
   5.625%,  12/15/98              1,000         1,000
Morgan Stanley (A)
   5.788%,  03/13/01             20,000        20,000
Morgan Stanley, Dean Witter,
   Discover (A)
   5.670%,  01/15/99             15,000        15,000
Paccar Financial (A)
   5.518%,  03/26/99             25,000        24,987
Toyota Motor
   6.375%,  08/05/98              4,000         4,002
                                            ---------
                                              109,985
                                            ---------


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
INDUSTRIAL -- 2.8%
Exxon Capital
   8.000%,  10/02/98            $ 4,249     $   4,270
Ford Motor Credit
   5.700%,  12/23/98             15,000        14,999
Merck
   5.250%,  12/22/98              5,000         4,984
                                            ---------
                                               24,253
                                            ---------
TOTAL CORPORATE OBLIGATIONS
(Cost $136,238)                               136,238
                                            ---------


TIME DEPOSITS -- 3.4%
Bank of Montreal
   6.000%,  07/01/98              5,000         5,000
BVB
   6.000%,  07/01/98              5,000         5,000
Den Danske
   6.375%,  07/01/98             15,000        15,000
Republic Bank of New York
   6.000%,  07/01/98              5,000         5,000
                                            ---------
TOTAL TIME DEPOSITS
(Cost $30,000)                                 30,000
                                            ---------


MASTER NOTES -- 3.8%
Associates Corporation of
   North America (A)
   5.497%,  07/01/98             23,469        23,470
General Electric Capital (A)
   5.528%,  07/01/98             10,000        10,000
                                            ---------
TOTAL MASTER NOTES
(Cost $33,470)                                 33,470
                                            ---------


CERTIFICATES OF DEPOSIT -- 8.4%
Deutche Bank
   5.840%,  10/14/98              5,000         4,999
   5.940%,  10/22/98              9,250         9,249
Morgan Stanley Bank
   5.550%,  02/04/99             10,000         9,997
National Westminster Bank
   5.830%,  10/14/98              5,000         4,999
NationsBank
   5.550%,  02/11/99             12,850        12,846
Societe Generale
   5.800%,  04/01/99              5,000         4,999
Swiss Bank
   5.825%,  10/02/98             10,000         9,999
   5.880%,  11/20/98              5,000         4,999
   5.650%,  03/05/99             12,000        11,996
                                            ---------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $74,083)                                 74,083
                                            ---------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


CASH RESERVE (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.0%
Centauri Credit USA
   5.690%,  03/16/99            $10,000     $  10,000
   5.710%,  03/30/99             15,000        15,000
Key Auto Finance Trust,
   Series 1997-2, Class A1
   5.835%,  01/05/99              1,153         1,153
                                            ---------
TOTAL ASSET-BACKED SECURITIES
(Cost $26,153)                                 26,153
                                            ---------


INSURANCE FUNDING AGREEMENTS -- 7.1%
Allstate (A)
   5.696%,  07/01/98             18,000        18,000
Combined Insurance of America
   Insurance Funding Agreement (A)
   5.768%,  07/01/98             20,000        20,000
Pacific Mutual Insurance (A)
   5.686%,  07/01/98             25,000        25,000
                                            ---------
TOTAL INSURANCE FUNDING AGREEMENTS
(Cost $63,000)                                 63,000
                                            ---------


REPURCHASE AGREEMENTS -- 11.4%
Hong Kong Shanghai Bank
   5.400%, dated 06/30/98,
   matures 07/01/98, repurchase
   price $21,003,150 (collateralized
   by various U.S. Treasury Notes,
   ranging in par value $6,825,000-
   $13,405,000, 5.875%-7.500%,
   08/31/99-02/15/05; total
   market value $21,488,216)     21,000        21,000
Hong Kong Shanghai Bank
   5.650%, dated 06/30/98, matures
   07/01/98, repurchase price
   $40,006,278 (collateralized by
   various U.S. Treasury Notes,
   ranging in par value $9,400,000-
   $27,350,300, 6.375%-7.875%,
   08/15/02-11/15/04; total
   market value $40,993,930)     40,000        40,000
Nations Bank
   6.000%, dated 06/30/98, matures
   07/01/98, repurchase price
   $40,006,667 (collateralized by
   FNMA, par value $41,495,000,
   6.000%, 05/01/13; market
   value $41,015,214)            40,000        40,000
                                            ---------
TOTAL REPURCHASE AGREEMENTS
(Cost $101,000)                               101,000
                                            ---------
TOTAL INVESTMENTS -- 99.8%
(Cost $882,282)                               882,282
                                            ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.2%       2,270
                                            ---------


-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 1 billion authorized
   shares) based on 804,434,981
   outstanding shares of beneficial
   interest                                 $ 804,189
Portfolio Shares of Class C ($.001
   par value -- 1 billion authorized
   shares) based on 80,166,493
   outstanding shares of beneficial interest   80,142
Portfolio Shares of Class B ($.001
   par value -- 1 billion authorized shares)
   based on 97,067 outstanding shares
   of beneficial interest                          97
Undistributed Net Investment Income               283
Accumulated Net Realized Loss
   on Investments                                (159)
                                            ---------
TOTAL NET ASSETS -- 100.0%                  $ 884,552
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $1.00
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS C                   $1.00
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS B                   $1.00
                                            =========
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA --- FEDERAL NATIONAL MORTGAGE ASSOCIATION
(A) VARIABLE RATE SECURITIES -- THE RATE REFLECTED
    ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT
    ON JUNE 30, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


TAX-FREE RESERVE
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
MUNICIPAL BONDS -- 99.3%
ALABAMA -- 2.2%
Montgomery, Alabama TECP
   3.500%,  07/13/98             $1,000     $   1,000
North Alabama Environmental
   Improvement Authority Revenue
   Bond Reynold Metals
   Project (A) (B)
   4.000%,  07/01/98                600           600
Stevenson, Alabama Industrial
   Development Authority
   Environmental Improvement
   Revenue Bond Mead
   Corporation Project,
   Series 1986A (A)(B)
   3.950%,  07/01/98              1,400         1,400
                                            ---------
                                                3,000
                                            ---------
ALASKA -- 2.8%
City of Valdez, Alaska TECP
   3.650%,  07/07/98              1,900         1,900
   3.750%,  08/14/98              2,000         2,000
                                            ---------
                                                3,900
                                            ---------
ARIZONA -- 0.5%
Arizona State TRAN Series B
   7.400%,  07/01/98                650           650
                                            ---------
CALIFORNIA -- 0.2%
Santa Clara, California Electric
   Revenue Bond, Series A (A) (B)
   3.150%,  07/01/98                340           340
                                            ---------
FLORIDA -- 2.4%
Broward County, Florida Housing
   Financial Authority Multifamily
   Housing Revenue Bond Sanctuary
   Apartments Project (A) (B)
   3.600%,  07/02/98              1,400         1,400
Sunshine State, Florida
   TECP AMBAC
   3.600%,  09/11/98              2,000         2,000
                                            ---------
                                                3,400
                                            ---------
GEORGIA -- 1.4%
Meag Power Project TECP (C)
   3.600%,  07/08/98              2,000         2,000
                                            ---------
HAWAII -- 0.7%
Honolulu Hawaii City and
   County GO Bond Pre-Refunded
   at 101.50 (D)
   6.900%,  10/01/98              1,000         1,022
                                            ---------
ILLINOIS -- 9.6%
Chicago, Illinois O'Hare
   International Airport Revenue Bond
   Industrial Lien, Series C (A) (B)
   3.550%,  07/01/98              1,500         1,500


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Illinois Development Finance
   Authority Revenue Bond Illinois
   Power Company Project,
   Series B E23A (A)(B)
   3.500%,  07/01/98             $1,400     $   1,400
Illinois State Pollution Control
   Authority Revenue Bond Staley
   Manufacturing Company
   Project (A) (B)
   3.450%,  07/01/98              1,800         1,800
Illinois State Pollution Control
   Authority Revenue Bond Amoco
   Oil Company Project (A) (B)
   3.800%,  07/01/98              4,500         4,500
Illinois State Toll Highway Authority,
   Series B MBIA (A) (B)
   3.400%,  07/01/98              2,000         2,000
Schaumburg, Illinois Multifamily
   Housing Revenue Bond
   (A) (B) (C)
   3.550%,  07/02/98              1,000         1,000
St. Charles, Illinois Revenue Bond
   (A) (B) (C)
   3.750%,  07/01/98              1,300         1,300
                                            ---------
                                               13,500
                                            ---------
INDIANA -- 4.3%
Hammond, Indiana Pollution
   Control Revenue Bond Amoco
   Oil Company Project (A) (B)
   3.800%,  07/01/98              1,000         1,000
Sullivan, Indiana TECP Series L1
   3.550%,  07/09/98              1,000         1,000
Sullivan Hoosiers, Indiana TECP
   3.600%,  07/06/98              1,000         1,000
   3.550%,  07/14/98              2,050         2,050
   3.600%,  09/03/98              1,050         1,050
                                            ---------
                                                6,100
                                            ---------
KANSAS -- 5.9%
Burlington County, Kansas TECP
   3.500%,  07/15/98              1,200         1,200
   3.550%,  08/11/98              2,000         2,000
   3.550%,  08/14/98              1,700         1,700
Johnson County Kansas Water
   District Number 001 Revenue Bond
   Prerefunded at 100 (D)
   10.500%,  12/01/98             2,000         2,055
Kansas City, Kansas Highway
   Roads Revenue Bonds (B)
   9.000%,  07/01/98              1,300         1,300
                                            ---------
                                                8,255
                                            ---------
KENTUCKY -- 3.8%
Mason County, Kentucky Pollution
   Control Revenue Bond East
   Kentucky Power-National
   Rural Project Series B-1 (A) (B)
   3.650%,  07/01/98              3,320         3,320
Pendleton County, Kentucky TECP
   3.650%,  09/08/98              2,000         2,000
                                            ---------
                                                5,320
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


TAX-FREE RESERVE (CONTINUED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
LOUISIANA -- 7.6%
De Soto Parish, Louisiana Central
   Louisiana Electric Company
   Pollution Control Revenue
   Bond (A) (B)
   3.350%,  07/01/98             $  700     $     700
East Baton Rouge, Louisiana
   Pollution Control Revenue
   Bond (A) (B)
   4.000%,  07/01/98                500           500
Jefferson Parish Hospital Service
   District Number 001
   Revenue Bond (A) (B)
   3.600%,  07/01/98              3,000         3,000
Louisiana State Public Facilities
   Authority Revenue Bond
   Kenner Hotel Project (A) (B) (C)
   4.000%,  07/01/98              1,800         1,800
Saint Charles Parish, Louisiana
   Pollution Control Revenue Bond
   Shell Oil Company Project,
   Series B (A) (B)
   3.750%,  07/01/98              2,750         2,750
South Louisiana Port Common
   Marine Terminal Revenue
   Bond Occidental Petroleum
   Project (A) (B)
   3.500%,  07/01/98              2,000         2,000
                                            ---------
                                               10,750
                                            ---------
MICHIGAN -- 1.6%
Cornell Township, Michigan
   Environment Improvement
   Authority Revenue Bond
   Escanaba Paper
   Company Project (A) (B) (C)
   3.900%,  07/01/98                895           895
Delta County, Michigan
   Environmental Improvement
   Authority Revenue Bond, Mead
   Escambia Paper, Series C (A) (B)
   4.000%,  07/01/98                700           700
Michigan State Revenue Bond
   Consumers Power Project (A) (B)
   3.800%,  07/01/98                700           700
                                            ---------
                                                2,295
                                            ---------
MINNESOTA -- 5.0%
Minnesota State GO
   6.600%,  08/01/99              3,150         3,157
Rochester, Minnesota TECP
   3.500%,  07/16/98              1,500         1,500
   3.900%,  07/16/98                900           900
Western Minnesota Munipal
   Power Agency Revenue Bond
   Prerefunded at 100 (D)
   10.250%,  01/01/99             1,450         1,498
                                            ---------
                                                7,055
                                            ---------
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
MISSISSIPPI -- 2.2%
Claiborne County, Mississippi TECP
   3.600%,  05/08/98             $1,575     $   1,575
   3.600%,  07/17/98              1,500         1,500
                                            ---------
                                                3,075
                                            ---------
MISSOURI -- 4.6%
Missouri State Development
   Finance Board Infrastructure Facility
   Revenue Bond Science City Union
   Station Project (A) (B) (C)
   3.800%,  07/01/98                300           300
Missouri State Health and
   Educational Facilities Authority
   Washington University
   Series A (A) (B) (C)
   3.850%,  07/01/98              4,200         4,200
Missouri State Health and
   Educational Facilitities
   Authority GO
   4.500%,  09/14/98              2,000         2,002
                                            ---------
                                                6,502
                                            ---------
MONTANA -- 0.4%
Forsyth, Montana Pollution Control
   Revenue Bond Pacificorp Project,
   Series 1988 (A) (B) (C)
   3.800%,  07/01/98                600           600
                                            ---------
NEVADA -- 0.7%
Las Vegas, Nevada GO,
   Series A FGIC (C)
   4.750%,  11/01/98              1,000         1,003
                                            ---------
NEW MEXICO -- 0.6%
Albuquerque, New Mexico
   Gross Receipts Revenue
   Bond (A) (B) (C)
   3.500%,  07/01/98                800           800
                                            ---------
NEW YORK -- 5.5%
New York City GO,
   Series B-4 (A) (B) (C)
   4.100%,  07/01/98              1,690         1,690
New York City, New York GO,
   Series A-10 (A) (B)
   4.100%,  07/01/98                500           500
New York, New York
   Municipals Waters TECP (C)
   3.600%,  07/15/98              3,500         3,500
New York State Energy Research
   and Development Authority
   Pollution Control Revenue
   Bond Niagara Mohawk Power
   Project, Series A (A) (B)
   3.750%,  07/01/98              1,000         1,000
New York, New York GO (A) (B) (C)
   4.100%,  07/01/98              1,000         1,000
                                            ---------
                                                7,690
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


TAX-FREE RESERVE (CONTINUED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
NORTH CAROLINA -- 2.8%
Raleigh Durham Airport
   Authority Revenue Bond,
   American Airlines
   Project (A) (B) (C)
   3.850%,  11/01/05             $  500     $     500
North Carolina Muni Power
   Catawba Project TECP
   3.700%,  08/13/98              1,000         1,000
North Carolina Municipal
   Power TECP
   3.650%,  09/09/98 Series A     1,000         1,000
   3.650%,  09/09/98 Series B     1,000         1,000
Wake County, North Carolina
   Revenue Bond Carolina Power
   & Light Company Project (A) (B)
   3.500%,  07/01/98                400           400
                                            ---------
                                                3,900
                                            ---------
OHIO -- 0.2%
Ohio State Air Quality Revenue
   Bond, Series B (A) (B)
   3.800%,  07/01/98                300           300
                                            ---------
OREGON -- 0.6%
Port of Portland, Oregon Pollution
   Control Revenue Bond
   Reynold Metals Project
   (A) (B) (C)
   4.000%,  07/01/98                200           200
Port of St. Helens Portland,
   Oregon Pollution Control
   Revenue Bond (A) (B)
   4.150%,  07/01/98                600           600
                                            ---------
                                                  800
                                            ---------
PENNSYLVANIA -- 10.4%
Allegheny County, Pennsylvania
   Hospital Development Revenue Bond
   Presbyterian University Hospital
   Project, Series B2 (A) (B)
   3.600%,  07/01/98                380           380
Allegheny County, Pennsylvania
   Hospital Development Revenue Bond
   Presbyterian University Hospital
   Project, Series B1 (A) (B)
   3.600%,  07/02/98                600           600
Allegheny County, Pennsylvania
   Hospital Development Revenue Bond
   Presbyterian University Hospital
   Project, Series B3 (A) (B)
   3.600%,  07/02/98              3,175         3,175
Beaver County, Pennsylvania
   Industrial Development Authority
   Revenue Bond Duquesne Light
   Company Project, Series B (A) (B)
   3.500%,  07/01/98                100           100
Beaver County, Pennsylvania TECP
   3.650%,  08/07/98              2,400         2,400


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Lehigh County, Pennsylvania
   Industrial Development Authority
   Pollution Control Revenue
   Bond (A) (B)
   3.700%,  08/01/98           $    200     $     200
Montgomery County,
   Pennsylvania TECP
   3.700%,  08/11/98              1,500         1,500
Pennsylvania State Higher
   Education Revenue Bond
   4.800%,  09/01/98                455           456
Pennsylvania State Higher Education
   Authority Revenue Bond, Carnegie
   Mellon University Project,
   Series D (A) (B)
   4.000%,  07/01/98              1,100         1,100
Pennsylvania State Higher Education
   Authority Revenue Bond Carnegie
   Mellon University Project,
   Series C (A) (B)
   4.000%,  07/01/98              2,200         2,200
Pennsylvania Revenue Bond State
   University Project Notes, Series A
   4.500%,  03/30/99              1,000         1,007
York County, Pennsylvania Solid
   Waste and Refuse Revenue
   Bonds FGIC (C)
   4.750%,  12/01/98              1,500         1,506
                                            ---------
                                               14,624
                                            ---------
SOUTH CAROLINA -- 0.6%
North Charleston, South Carolina
   GO Prerefunded @ 102 (B) (D)
   7.500%,  08/01/98                500           511
York County, South Carolina
   Pollution Control Revenue
   Bond Electric Project (A) (B)
   3.650%,  07/01/98                400           400
                                            ---------
                                                  911
                                            ---------
TENNESSEE -- 0.4%
Sullivan County, Tennessee Industrial
   Development Authority Pollution
   Control Revenue Bond Mead Corporation
   Project (A) (B)
   3.950%,  07/01/98                600           600
                                            ---------
TEXAS -- 12.8%
Austin, Texas Utility Systems
   Revenue Bond, Series A
   Prerefunded @ 102 (D)
   7.800%,  11/15/98              1,000         1,036
Camp County, Texas Industrial
   Development Corporation
   Pollution Control Revenue Bond
   Texas Oil and Gas Project (A) (B)
   3.700%,  07/01/98                500           500
Denton County, Texas TAN
   5.500%,  09/01/98                930           932


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


TAX-FREE RESERVE (CONTINUED)
-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Grapevine, Texas Industrial
   Development Authority Revenue
   Bond American Airlines Project,
   Series B4 (A) (B)
   4.000%,  07/01/98            $   500     $     500
Grapevine, Texas Industrial
   Development Authority Revenue
   Bond American Airlines Project,
   Series B3 (A) (B) (C)
   4.000%,  07/01/98              1,400         1,400
Grapevine, Texas Industrial
   Development Corporation Revenue
   Bond American Airlines Project,
   Series A1 (A) (B) (C)
   4.000%,  07/01/98                500           500
Hunt County, Texas Industrial
   Development Authority Revenue
   Bond, Trico Industries Incorporated
   Project (A) (B) (C)
   3.400%,  07/07/98              2,100         2,100
Nueces County, Texas Health
   Facilities Authority Revenue Bond
   Driscoll Childrens Foundation (A) (B)
   3.650%,  07/01/98              2,425         2,425
Texas State Higher Education
   Authority Revenue Bond
   University and College Improvement
   Project, Series B FGIC (A) (B)
   3.600%,  12/01/25              1,895         1,895
Texas State Southwest Higher
   Education Authority Revenue Bond
   Southern Methodist University Project
   (A) (B) (C)
   3.850%,  07/01/98                300           300
Texas State TRAN, Series A
   4.750%,  08/31/98              6,500         6,511
                                            ---------
                                               18,099
                                            ---------
UTAH -- 1.1%
Intermountain Power Agency
   Revenue Bond, Power Supply,
   Series E (A) (B)
   3.450%,  09/15/98              1,500         1,500
                                            ---------
VERMONT -- 0.9%
Vermont State Student Loan
   Assistance Corporation Revenue
   Bond (A) (B)
   3.700%,  08/01/98              1,235         1,235
                                            ---------
VIRGINIA -- 2.9%
Chesapeake VA Hospital Authority
   First Mortgage Revenue Bond
   Chesapeake General Hospital
   Pre-Refunded @ 102 (D)
   7.625%,  07/01/98              1,000         1,020
Chesapeake Virginia Industrial
   Development TECP
   3.700%,  08/12/98              1,000         1,000
Penn Ports, Virginia TECP
   3.700%,  08/07/98              1,500         1,500


-------------------------------------------------------
DESCRIPTION                   PAR (000)     VALUE (000)
-------------------------------------------------------
Virginia State Peninsula Port
   Authority Revenue Bond
   Dominion Terminal Project,
   Series 1987C (A) (B)
   4.000%,  07/01/98            $   500     $     500
                                            ---------
                                                4,020
                                            ---------
WASHINGTON -- 1.6%
Port Kalama, Washington Revenue
   Bond Conagra Project (A) (B)
   3.500%,  07/01/98              1,750         1,750
Washington State Motor Vehicle
   Fuel Tax GO, Series B
   6.000%,  01/01/99                500           505
                                            ---------
                                                2,255
                                            ---------
WEST VIRGINIA -- 0.1%
Putnam County, West Virginia
   Industrial Development Authority
   Revenue Bond, FMC Corporation
   Project (A) (B)
   3.750%,  08/01/98                200           200
                                            ---------
WISCONSIN -- 1.4%
Lac Du Flambeau, Wisconsin Lake
   Superior Chippewa Indians
   Special Obligation Revenue Bond,
   Simpson Electric Project (A) (B)
   3.500%,  07/01/98                400           400
Wisconsin State Health Facilities
   Authority Revenue Bond Franciscan
   Health Care Project Series A-2
   3.500%,  07/01/98                600           600
Wisconsin State GO, Series A
   5.750%,  05/01/99              1,000         1,017
                                            ---------
                                                2,017
                                            ---------
WYOMING -- 1.5%
Lincoln County, Wyoming Pollution
   Control Revenue Bond Exxon
   Project, Series D (A) (B)
   4.000%,  07/01/98                200           200
Platte County, Wyoming Pollution
   Control Revenue Bond,
   Series A (A) (B)
   3.800%,  07/01/98              1,500         1,500
Sublette County, Wyoming Revenue
   Bond, Exxon Project,
   Series 84 (A) (B)
   3.800%,  07/01/98                400           400
                                            ---------
                                                2,100
                                            ---------
TOTAL MUNICIPAL BONDS
(Cost $139,818)                               139,818
                                            ---------
TOTAL INVESTMENTS -- 99.3%
(Cost $139,818)                               139,818
                                            ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.7%       1,055
                                            ---------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                              COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


TAX-FREE RESERVE (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                                 VALUE (000)
-------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class Y ($.001
   par value -- 250 million authorized)
   based on 125,017,318 outstanding
   shares of beneficial interest            $ 125,018
Portfolio Shares of Class C ($.001
   par value -- 250 million authorized)
   based on 15,957,080 outstanding
   shares of beneficial interest               15,957
Distributions in Excess of Net
   Investment Income                              (25)
Accumulated Net Realized Loss
   on Investments                                 (77)
                                            ---------
TOTAL NET ASSETS -- 100.0%                  $ 140,873
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS Y                   $1.00
                                            =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS C                   $1.00
                                            =========

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
(A) VARIABLE RATE SECURITIES -- THE RATE REFLECTED ON
    THE STATEMENT OF THE NET ASSETS IS THE RATE IN
    EFFECT ON JUNE 30, 1998.
(B) PUT OR DEMAND FEATURES EXIST REQUIRING THE ISSUER TO
    REPURCHASE THE INSTRUMENT PRIOR TO MATURITY. THE
    MATURITY DATE SHOWN IS THE LESSOR OF THE PUT DEMAND
    OR MATURITY DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF
    CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR FINANCIAL
    INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS
    THE PRE-REFUNDED DATE.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
For the year ended June 30, 1998





                                                                                  --------------    --------------   --------------
                                                                                      EQUITY         CORE EQUITY         GROWTH
                                                                                    INDEX FUND          FUND3          EQUITY FUND
                                                                                  --------------    --------------   --------------

INVESTMENT INCOME:
     Dividends                                                                     $  4,462            $ 6,255          $ 1,115
     Interest                                                                            44                349              347
     Less: foreign taxes withheld                                                        --                 --               --
                                                                                   --------            -------          -------
       Total investment income                                                        4,506              6,604            1,462
                                                                                   --------            -------          -------
EXPENSES:
     Investment advisory fees                                                         1,139              4,271            1,344
     Less: waiver of investment advisory fees                                          (686)                --               --
     Administrative fees                                                                712              1,442              448
     Less: waiver of administrative fees                                               (255)              (421)            (162)
     Transfer agent fees & expenses                                                      78                180               54
     Custodian fees                                                                      --                  1               --
     Professional fees                                                                   23                 64               17
     Registration & filing fees                                                          18                 72               16
     12b-1 fees-- individual shares                                                       2                 49               15
     Printing fees                                                                       35                 79               25
     Organizational costs                                                                --                 --               --
     Miscellaneous                                                                       26                 77               18
                                                                                   --------            -------          -------
       Total expenses                                                                 1,092              5,814            1,775
                                                                                   --------            -------          -------
NET INVESTMENT INCOME (LOSS)                                                          3,414                790             (313)
                                                                                   --------            -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain on investments                                                 8,187             99,738           42,462
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                     --                 --               --
     Net unrealized appreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                       --                 --               --
     Net change in unrealized appreciation (depreciation) on investments             61,049             10,477           17,462
                                                                                   --------            -------          -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 72,650           $111,005          $59,611
                                                                                   ========           ========          =======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1998:
     CLASS Y
        1 Net asset value, offer and redemption price                              $  46.27           $  22.43          $ 19.99
                                                                                   ========           ========          =======
     CLASS A
       1 Net asset value, redemption price                                            46.27              22.43            19.90
         Maximum sales charge of 5.50%                                                 2.69               1.31             1.16
                                                                                   --------            -------          -------
       2 Offering price                                                            $  48.96           $  23.74          $ 21.06
                                                                                   ========           ========          =======
     CLASS B
       4 Net asset value and offering price                                        $  45.45           $  22.33          $ 19.72
                                                                                   ========           ========          =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID
  UPON THE REDEMPTION OR EXCHANGE OF SHARES. 2 THE OFFER PRICE IS CALCULATED BY
  DIVIDING THE NET ASSET VALUE OF CLASS A BY 1 MINUS THE MAXIMUM SALES CHARGE OF 5.50%.
3 THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.
4 CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE
  REDEMPTION CHARGE, SEE THE NOTES TO THE FINANCIAL STATEMENTS.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








                                                                                ---------------   --------------   --------------
                                                                                    SPECIAL        INTERNATIONAL      BALANCED
                                                                                  EQUITY FUND       GROWTH FUND         FUND
                                                                                ---------------   --------------   --------------


INVESTMENT INCOME:
     Dividends                                                                        $   392         $ 3,194         $ 1,322
     Interest                                                                             105             193           2,245
     Less: foreign taxes withheld                                                          --            (276)             --
                                                                                      -------         -------         -------
       Total investment income                                                            497           3,111           3,567
                                                                                      -------         -------         -------
EXPENSES:
     Investment advisory fees                                                           1,208           1,349             907
     Less: waiver of investment advisory fees                                            (518)             --            (156)
     Administrative fees                                                                  202             421             324
     Less: waiver of administrative fees                                                  (73)           (152)           (117)
     Transfer agent fees & expenses                                                        29              59              43
     Custodian fees                                                                        (9)            266              --
     Professional fees                                                                      2              15              13
     Registration & filing fees                                                            28              15              11
     12b-1 fees -- individual shares                                                        9               6              18
     Printing fees                                                                         12               8              21
     Organizational costs                                                                  (4)             --               6
     Miscellaneous                                                                          7              28              40
                                                                                      -------         -------         -------
       Total expenses                                                                     893           2,015           1,110
                                                                                      -------         -------         -------
NET INVESTMENT INCOME (LOSS)                                                             (396)          1,096           2,457
                                                                                      -------         -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY
   CONTRACTS AND FOREIGN CURRENCY:
     Net realized gain on investments                                                  11,242           9,450          16,536
     Net realized (loss) on forward foreign currency contracts and
       foreign currency transactions                                                       --            (593)             --
     Net unrealized appreciation on forward foreign currency contracts and
       translation of assets and liabilities in foreign currencies                         --             845              --
     Net change in unrealized appreciation (depreciation) on investments                 (654)          2,483           7,962
                                                                                      -------         -------         -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $10,192         $13,281         $26,955
                                                                                      =======         =======         =======

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1998:
     CLASS Y
       1Net asset value, offer and redemption price                                   $ 11.25         $ 15.03         $ 15.48
                                                                                      =======         =======         =======
     CLASS A
       1 Net asset value, redemption price                                              11.18           15.01           15.49
        Maximum sales charge of 5.50%                                                    0.65            0.87            0.90
                                                                                      -------         -------         -------
       2 Offering price                                                               $ 11.83         $ 15.88         $ 16.39
                                                                                      =======         =======         =======
     CLASS B
       4 Net asset value and offering price                                           $ 11.02         $ 14.96         $ 15.36
                                                                                      =======         =======         =======




                                    42 & 43


STATEMENT OF OPERATIONS (000)                                                                   COREFUND FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the year ended June 30, 1998





                                                                    ------------      ------------          -----------
                                                                     SHORT TERM          SHORT-
                                                                       INCOME         INTERMEDIATE          GOVERNMENT
                                                                        FUND            BOND FUND           INCOME FUND
                                                                    ------------      ------------          -----------
INVESTMENT INCOME
     Interest                                                          $2,084            $10,700               $1,567
                                                                       ------            -------               ------
       Total investment income                                          2,084             10,700                1,567
                                                                       ------            -------               ------
EXPENSES
     Investment advisory fees                                             260                853                  116
     Less: waiver of investment advisory fees                            (172)              (341)                  (2)
     Administrative fees                                                   88                426                   58
     Less:waiver of administrative fees                                   (32)              (154)                 (21)
     Transfer agent fees & expenses                                         9                 61                    6
     Custodian fees                                                         5                 --                   --
     Professional fees                                                      1                 13                   (4)
     Registration & filing fees                                            27                 16                   --
     12b-1 fees -- individual shares                                        1                  7                    4
     Trustee fees                                                          --                  9                    1
     Printing fees                                                          3                 23                    4
     Organizational costs                                                   2                 --                    5
     Miscellaneous                                                         --                 14                    5
                                                                       ------            -------               ------
       Total expenses                                                     192                927                  172
                                                                       ------            -------               ------
NET INVESTMENT INCOME                                                   1,892              9,773                1,395
                                                                       ------            -------               ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                                      24              1,543                  410
     Net change in unrealized appreciation
       on investments                                                      66              1,007                  381
                                                                       ------            -------               ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $1,982            $12,323               $2,186
                                                                       ======            =======               ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1998:
     CLASS Y
     1 Net asset value, offer and redemption price                     $ 9.99            $  9.97               $10.11
                                                                       ======            =======               ======
     CLASS A
     1 Net asset value, redemption price                                 9.98               9.97                10.11
      Maximum sales charge of 3.25% or 4.75%                             0.34               0.33                 0.34
                                                                       ------            -------               ------
     2 Offering price                                                  $10.32             $10.30               $10.45
                                                                       ======            =======               ======

                                                                       --------       ------------     ------------      ----------
                                                                                      INTERMEDIATE     PENNSYLVANIA      NEW JERSEY
                                                                         BOND           MUNICIPAL        MUNICIPAL       MUNICIPAL
                                                                         FUND           BOND FUND        BOND FUND       BOND FUND
                                                                       --------       ------------     ------------      ----------
INVESTMENT INCOME
     Interest                                                           $11,656        $    92            $  826           $  109
                                                                        -------        -------            ------           ------
       Total investment income                                           11,656             92               826              109
                                                                        -------        -------            ------           ------
EXPENSES
     Investment advisory fees                                             1,292              9                83               11
     Less: waiver of investment advisory fees                              (681)            (8)              (83)             (11)
     Administrative fees                                                    436              5                42                5
     Less:waiver of administrative fees                                    (157)            (5)              (42)              (5)
     Transfer agent fees & expenses                                          47             (1)                3               --
     Custodian fees                                                          61             --                --               --
     Professional fees                                                      (11)             1                 1               --
     Registration & filing fees                                              16              4                 2                2
     12b-1 fees -- individual shares                                          5              2                11                1
     Trustee fees                                                            --             --                --               --
     Printing fees                                                           36             --                 1               --
     Organizational costs                                                    --              3                 5                1
     Miscellaneous                                                           25              3                 1               --
                                                                        -------        -------            ------           ------
       Total expenses                                                     1,069             13                24                4
                                                                        -------        -------            ------           ------
NET INVESTMENT INCOME                                                    10,587             79               802              105
                                                                        -------        -------            ------           ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                                     3,450              3               127               --
     Net change in unrealized appreciation
       on investments                                                     2,763             32               248               58
                                                                        -------        -------            ------           ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $16,800        $   114            $1,177           $  163
                                                                        =======        =======            ======           ======
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE - JUNE 30, 1998:
     CLASS Y
     1 Net asset value, offer and redemption price                      $ 10.60         $10.21            $10.75           $10.47
                                                                        =======        =======            ======           ======
     CLASS A
     1 Net asset value, redemption price                                  10.61          10.21             10.75            10.46
      Maximum sales charge of 3.25% or 4.75%                               0.53           0.34              0.54             0.52
                                                                        -------        -------            ------           ------
     2 Offering price                                                   $ 11.14         $10.55            $11.29           $10.98
                                                                        =======        =======            ======           ======


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

1 NET ASSET VALUE PER SHARE, AS ILLUSTRATED, IS THE AMOUNT WHICH WOULD BE PAID UPON THE REDEMPTION OR EXCHANGE OF SHARES.
2 THE OFFER PRICE IS CALCULATED BY DIVIDING THE NET ASSET VALUE OF CLASS A BY 1 MINUS THE MAXIMUM SALES CHARGE OF  3.25% FOR THE
  SHORT TERM INCOME, SHORT-INTERMEDIATE BOND, GOVERNMENT INCOME AND INTERMEDIATE MUNICIPAL BOND FUNDS AND 4.75% FOR THE BOND,
  GLOBAL BOND, PENNSYLVANIA MUNICIPAL BOND AND NEW JERSEY MUNICIPAL BOND FUNDS.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    44 & 45


STATEMENT OF OPERATIONS (000)                                                                   COREFUND MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the year ended June 30, 1998





                                                                     ----------        --------       --------
                                                                      TREASURY          CASH          TAX-FREE
                                                                       RESERVE         RESERVE         RESERVE
                                                                      ---------        --------       --------
INVESTMENT INCOME:
   Interest                                                            $45,307         $56,260          $5,634
                                                                       -------         -------          ------
     Total investment income                                            45,307          56,260           5,634
                                                                       -------         -------          ------
EXPENSES:
   Investment advisory fees                                              3,262           3,944             621
   Less: waiver of investment advisory fees                               (818)           (983)           (155)
   Administrative fees                                                   2,039           2,465             388
   Less: waiver of administrative fees                                    (733)           (886)           (140)
   Transfer agent fees & expenses                                          293             357              46
   Custodian fees                                                            5               2               1
   Professional fees                                                        82              95              11
   Registration & filing fees                                               41             228              33
   12b-1 fees -- individual shares                                          54             172              33
   Trustee fees                                                             21              54               8
   Printing fees                                                           142             143              25
   Miscellaneous                                                           129              55              26
                                                                       -------         -------          ------
   Total expenses                                                        4,517           5,485             897
                                                                       -------         -------          ------
   NET INVESTMENT INCOME                                                40,790          50,775           4,737
                                                                       -------         -------          ------
   NET REALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net realized gain (loss) on investments                                  (5)              7             (23)
                                                                       -------         -------          ------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                   $40,785         $50,782          $4,714
                                                                       =======         =======          ======


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [This page intentionally left blank.]

STATEMENT OF CHANGES IN NET ASSETS (000)                                                                       COREFUND EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
For the year ended June 30,

                                                             -------------------   -------------------   ------------------
                                                                    EQUITY             CORE EQUITY             GROWTH
                                                                  INDEX FUND             FUND(2)             EQUITY FUND
                                                             -------------------   -------------------   ------------------
                                                             7/1/97      7/1/96    7/1/97      7/1/96     7/1/97     7/1/96
                                                               TO          TO        TO          TO         TO         TO
                                                             6/30/98     6/30/97   6/30/98     6/30/97    6/30/98    6/30/97
                                                             -------     -------   -------     -------    -------    -------
OPERATIONS:
   Net investment income (loss)                             $  3,414     $ 3,256   $    790   $  2,927   $   (313)  $    399
   Net realized gain on investments, forward foreign
     currency contracts and foreign currency                   8,187       3,591     99,738     66,598     42,462     14,635
   Net unrealized appreciation (depreciation) on
     investments, forward foreign currency contracts
     and translation of assets and liabilites in
     foreign currencies                                       61,049      55,389     10,477     67,597     17,462     12,411
                                                            --------    --------   --------   --------   --------   --------
   Net increase in net assets resulting from operations       72,650      62,236    111,005    137,122     59,611     27,445
                                                            --------    --------   --------   --------   --------   --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                  (3,273)     (3,225)    (1,045)    (2,858)       --        (393)
     Class A                                                    (109)        (28)        (4)       (49)       --          (3)
     Class B                                                      (4)         --         --         --         --         --
   Net realized gains:
     Class Y                                                  (8,013)     (1,484)   (69,731)   (35,253)   (11,719)   (13,864)
     Class A                                                    (265)         (6)    (2,420)      (977)      (401)      (404)
     Class B                                                     (16)         --        (17)        --         (7)        --
                                                            --------    --------   --------   --------   --------   --------
       Total dividends distributed                           (11,680)     (4,743)   (73,217)   (39,137)   (12,127)   (14,664)
                                                            --------    --------   --------   --------   --------   --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                              49,813      43,492     82,285     56,759     53,164     38,807
     Reinvestment of cash distributions                       10,202       4,960     64,322     38,110     10,162     12,752
     Cost of shares redeemed                                 (44,321)    (30,407)  (134,203)   (89,855)   (51,069)   (36,303)
                                                            --------    --------   --------   --------   --------   --------
     Increase in net assets from Class Y transactions         15,694      18,045     12,404      5,014     12,257     15,256
                                                            --------    --------   --------   --------   --------   --------
   Class A:
     Proceeds from shares issued                               6,499       4,101      4,004      3,395      1,151      1,712
     Reinvestment of cash distributions                          411          34      2,408      1,038        401        410
     Cost of shares redeemed                                  (1,435)       (103)    (3,155)    (2,376)    (1,037)    (1,001)
                                                            --------    --------   --------   --------   --------   --------
     Increase in net assets from Class A transactions          5,475       4,032      3,257      2,057        515      1,121
                                                            --------    --------   --------   --------   --------   --------
   Class B:
     Proceeds from shares issued                               1,737          --        336         --        144         --
     Reinvestment of cash distributions                           20          --         17         --          7         --
     Cost of shares redeemed                                     (62)         --        (15)        --         (1)        --
                                                            --------    --------   --------   --------   --------   --------
     Increase in net assets from Class B transactions          1,695          --        338         --        150         --
                                                            --------    --------   --------   --------   --------   --------
Increase in net assets derived from capital
     share transactions                                       22,864      22,077     15,999      7,071     12,922     16,377
                                                            --------    --------   --------   --------   --------   --------
     Net increase in net assets                               83,834      79,570     53,787    105,056     60,406     29,158
                                                            --------    --------   --------   --------   --------   --------

NET ASSETS:
   Beginning of period                                       245,920     166,350    531,058    426,002    152,393    123,235
                                                            --------    --------   --------   --------   --------   --------
   End of period                                            $329,754    $245,920   $584,845   $531,058   $212,799   $152,393
                                                            ========    ========   ========   ========   ========   ========


                                                                  SPECIAL              INTERNATIONAL              BALANCED
                                                                EQUITY FUND             GROWTH FUND                 FUND
                                                            -------------------     ------------------       ------------------
                                                             7/1/97     7/1/96      7/1/97      7/1/96       7/1/97      7/1/96
                                                               TO         TO          TO          TO           TO          TO
                                                             6/30/98    6/30/97     6/30/98     6/30/97      6/30/98     6/30/97
                                                             -------    -------     -------     -------      -------     -------
OPERATIONS:
   Net investment income (loss)                              $  (396)   $   121      $ 1,096   $    969     $  2,457    $  3,139
   Net realized gain on investments, forward foreign
     currency contracts and foreign currency                  11,242      7,793        8,857      5,290       16,536       7,717
   Net unrealized appreciation (depreciation) on
     investments, forward foreign currency contracts
     and translation of assets and liabilites in
     foreign currencies                                         (654)     3,603        3,328     15,689        7,962       6,601
                                                             -------    -------     --------   --------     --------    --------
   Net increase in net assets resulting from operations       10,192     11,517       13,281     21,948       26,955      17,457
                                                             -------    -------     --------   --------     --------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                                      --       (177)      (1,958)    (3,802)      (2,354)     (3,056)
     Class A                                                      --         (2)         (23)       (53)         (93)        (92)
     Class B                                                      --         --           --         --           (6)         --
   Net realized gains:
     Class Y                                                  (9,099)   (13,011)      (6,263)    (8,375)      (6,356)     (5,885)
     Class A                                                    (350)      (307)         (93)      (130)        (282)       (184)
     Class B                                                     (15)        --           (1)        --          (28)         --
                                                             -------    -------     --------   --------     --------    --------
       Total dividends distributed                            (9,464)   (13,497)      (8,338)   (12,360)      (9,119)     (9,217)
                                                             -------    -------     --------   --------     --------    --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                              12,968     13,884       80,031     34,899       23,536      23,565
     Reinvestment of cash distributions                        8,424     13,074        7,249     11,015        6,954       8,737
     Cost of shares redeemed                                 (20,152)   (16,684)     (79,534)   (31,528)     (27,727)    (29,150)
                                                             -------    -------     --------   --------     --------    --------
     Increase in net assets from Class Y transactions          1,240     10,274        7,746     14,386        2,763       3,152
                                                             -------    -------     --------   --------     --------    --------
   Class A:
     Proceeds from shares issued                                 858      1,020          413        489        2,405       1,285
     Reinvestment of cash distributions                          350        310          115        178          367         293
     Cost of shares redeemed                                    (552)      (121)        (482)      (506)      (1,158)       (833)
                                                             -------    -------     --------   --------     --------    --------
     Increase in net assets from Class A transactions            656      1,209           46        161        1,614         745
                                                             -------    -------     --------   --------     --------    --------
   Class B:
     Proceeds from shares issued                                 243         --           53         --          864          --
     Reinvestment of cash distributions                           14         --            1         --           33          --
     Cost of shares redeemed                                      --         --           --         --           (9)         --
                                                             -------    -------     --------   --------     --------    --------
     Increase in net assets from Class B transactions            257         --           54         --          888          --
                                                             -------    -------     --------   --------     --------    --------
Increase in net assets derived from capital
     share transactions                                        2,153     11,483        7,846     14,547        5,265       3,897
                                                             -------    -------     --------   --------     --------    --------
     Net increase in net assets                                2,881      9,503       12,789     24,135       23,101      12,137
                                                             -------    -------     --------   --------     --------    --------

NET ASSETS:
   Beginning of period                                        74,327     64,824      165,548    141,413      117,840     105,703
                                                             -------    -------     --------   --------     --------    --------
   End of period                                             $77,208    $74,327     $178,337   $165,548     $140,941    $117,840
                                                             =======    =======     ========   ========     ========    ========


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.
(2) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                     48 &49


STATEMENT OF CHANGES IN NET ASSETS (000)                                                        COREFUND FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------
For the year ended June 30,

                                             -------------------    ------------------    ------------------    ------------------
                                                                          SHORT-
                                                  SHORT TERM           INTERMEDIATE          GOVERNMENT                BOND
                                                 INCOME FUND            BOND FUND            INCOME FUND               FUND
                                             ------------------    -------------------     -----------------     -----------------
                                               7/1/97    7/1/96      7/1/97    7/1/96      7/1/97    7/1/96      7/1/97     7/1/96
                                                 TO        TO          TO        TO          TO        TO          TO         TO
                                               6/30/98   6/30/97     6/30/98   6/30/97     6/30/98   6/30/97     6/30/98    6/30/97
                                               -------   -------     -------   -------     -------   -------     -------    -------
OPERATIONS:
   Net investment income                       $ 1,892   $ 1,757     $  9,773  $ 10,074    $ 1,395   $ 1,293     $ 10,587  $ 12,245
   Net realized gain (loss) on investments          24        (8)       1,543       (26)       410      (156)       3,450      (735)
   Net unrealized appreciation on investments       66        91        1,007       993        381       434        2,766     2,749
                                               -------   -------     --------  --------    -------   -------     --------  --------
   Net increase in net assets resulting
     from operations                             1,982     1,840       12,323    11,041      2,186     1,571       16,803    14,259
                                               -------   -------     --------  --------    -------   -------     --------  --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                    (1,870)   (1,748)      (9,645)   (9,902)    (1,299)   (1,204)     (10,479)  (12,161)
     Class A                                       (27)       (9)        (150)     (172)      (100)      (90)        (106)      (84)
   Net realized gains:
     Class Y                                        --        --           --        --         --        --           --        --
     Class A                                        --        --           --        --         --        --           --        --
                                               -------   -------     --------  --------    -------   -------     --------  --------
       Total dividends distributed              (1,897)   (1,757)      (9,795)  (10,074)    (1,399)   (1,294)     (10,585)  (12,245)
                                               -------   -------     --------  --------    -------   -------     --------  --------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                 9,821    16,475       39,707    45,113      8,314     8,152       24,210    18,942
     Reinvestment of cash distributions          1,723     1,808        8,779     9,516        711       612        9,415    12,215
     Cost of shares redeemed                   (15,621)  (11,486)     (38,977)  (52,263)    (4,363)   (3,957)     (59,407)  (49,397)
                                               -------   -------     --------  --------    -------   -------     --------  --------
     Increase (decrease) in net assets from
        Class Y transactions                    (4,077)    6,797        9,509     2,366      4,662     4,807      (25,782)  (18,240)
                                               -------   -------     --------  --------    -------   -------     --------  --------
   Class A:
     Proceeds from shares issued                    68       483          331       391        484       579          484       579
     Reinvestment of cash distributions             27         9          117       143         83        85           92        78
     Cost of shares redeemed                       (29)       (1)        (663)     (865)      (639)     (311)        (543)     (323)
                                               -------   -------     --------  --------    -------   -------     --------  --------
     Increase (decrease) in net assets from
         Class A transactions                       66       491         (215)     (331)       (72)      353           33       334
                                               -------   -------     --------  --------    -------   -------     --------  --------
Increase (decrease) in net assets derived
   from capital share transactions              (4,011)    7,288        9,294     2,035      4,590     5,160      (25,749)  (17,906)
                                               -------   -------     --------  --------    -------   -------     --------  --------
     Net increase (decrease) in net assets      (3,926)    7,371       11,822     3,002      5,377     5,437      (19,531)  (15,892)
                                               -------   -------     --------  --------    -------   -------     --------  --------
NET ASSETS:
   Beginning of period                          37,504    30,133      165,905   162,903     20,667    15,230      183,986   199,878
                                               -------   -------     --------  --------    -------   -------     --------  --------
   End of period                               $33,578   $37,504     $177,727  $165,905    $26,044   $20,667     $164,455  $183,986
                                               -------   -------     --------  --------    -------   -------     --------  --------


                                                 ------------------       ------------------     ------------------
                                                    INTERMEDIATE           PENNSYLVANIA             NEW JERSEY
                                                     MUNICIPAL                MUNICIPAL              MUNICIPAL
                                                     BOND FUND                BOND FUND              BOND FUND
                                                 ------------------       ------------------     ------------------
                                                  7/1/97     7/1/96       7/1/97     7/1/96      7/1/97     7/1/96
                                                    TO         TO           TO         TO          TO         TO
                                                  6/30/98    6/30/97      6/30/98    6/30/97     6/30/98    6/30/97
                                                  -------    -------      -------    -------     -------    -------
OPERATIONS:
   Net investment income                          $    79   $    71       $   802    $   583      $   105   $    81
   Net realized gain (loss) on investments              3        (6)          127         20           --        (3)
   Net unrealized appreciation on investments          32        25           248        240           58        24
                                                  -------   -------       -------    -------      -------   -------
   Net increase in net assets resulting
     from operations                                  114        90         1,177        843          163       102
                                                  -------   -------       -------    -------      -------   -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                          (42)      (34)         (600)      (521)         (77)      (65)
     Class A                                          (38)      (37)         (205)       (62)         (28)      (16)
   Net realized gains:
     Class Y                                           --        --            --         --           --        (8)
     Class A                                           --        --            --         --           --        (2)
                                                  -------   -------       -------    -------      -------   -------
       Total dividends distributed                    (80)      (71)         (805)      (583)        (105)      (91)
                                                  -------   -------       -------    -------      -------   -------
CAPITAL TRANSACTIONS (1):
   Class Y:
     Proceeds from shares issued                      381       841         4,897      3,530          182       525
     Reinvestment of cash distributions                15        12           249        297           27        14
     Cost of shares redeemed                         (339)     (269)       (2,194)    (2,772)        (352)     (388)
                                                  -------   -------       -------    -------      -------   -------
     Increase (decrease) in net assets from
        Class Y transactions                           57       584         2,952      1,055         (143)      151
                                                  -------   -------       -------    -------      -------   -------
   Class A:
     Proceeds from shares issued                       69        80         4,285      1,341          479        99
     Reinvestment of cash distributions                35        37           174         56           24        15
     Cost of shares redeemed                         (203)     (186)         (432)      (420)         (82)      (22)
                                                  -------   -------       -------    -------      -------   -------
     Increase (decrease) in net assets from
         Class A transactions                         (99)      (69)        4,027        977          421        92
                                                  -------   -------       -------    -------      -------   -------
Increase (decrease) in net assets derived
   from capital share transactions                    (42)      515         6,979      2,032          278       243
                                                  -------   -------       -------    -------      -------   -------
     Net increase (decrease) in net assets             (8)      534         7,351      2,292          336       254
                                                  -------   -------       -------    -------      -------   -------
NET ASSETS:
   Beginning of period                              1,952     1,418        12,175      9,883        1,875     1,621
                                                  -------   -------       -------    -------      -------   -------
   End of period                                  $ 1,944   $ 1,952       $19,526    $12,175      $ 2,211   $ 1,875
                                                  -------   -------       -------    -------      -------   -------


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                    50 & 51

STATEMENT OF CHANGES IN NET ASSETS (000)             COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
For the year ended June 30,


                                              ------------------------  -------------------      -----------------
                                                   TREASURY                    CASH                  TAX-FREE
                                                    RESERVE                   RESERVE                 RESERVE
                                              ------------------------  -------------------      -----------------
                                              7/1/97      7/1/96        7/1/97       7/1/96      7/1/97     7/1/96
                                                TO          TO            TO           TO          TO         TO
                                              6/30/98     6/30/97       6/30/98      6/30/97     6/30/98    6/30/97
                                              -------     -------       -------      -------     -------    -------
OPERATIONS
   Net investment income                     $ 40,790   $   43,860      $ 50,775   $   44,127     $ 4,737  $   3,787
   Net realized gain (loss) on
     investments                                   (5)           8             7            1         (23)        (1)
                                            ---------    ---------    ----------    ---------    --------   --------
   Net increase in net assets
     resulting from operations                 40,785       43,868        50,782       44,128       4,714      3,786
                                            ---------    ---------    ----------    ---------    --------   --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class Y                                  (39,768)     (43,173)      (47,411)     (43,042)     (4,410)    (3,677)
     Class C                                   (1,022)        (687)       (3,375)      (1,085)       (376)       (86)
     Class B                                       --           --            (2)          --          --         --
                                            ---------    ---------    ----------    ---------    --------   --------
       Total dividends distributed            (40,790)     (43,860)      (50,788)     (44,127)     (4,786)    (3,763)
                                            ---------    ---------    ----------    ---------    --------   --------
CAPITAL SHARE TRANSACTIONS (1):
   Class Y
     Proceeds from shares issued            1,985,423    2,548,964     2,037,759    2,154,887     291,061    392,069
     Reinvestment of cash distributions         2,577        4,246         2,932        3,136         193        229
     Cost of shares redeemed               (2,163,427)  (2,610,396)   (2,122,644)  (2,061,985)   (285,844)  (376,938)
                                            ---------    ---------    ----------    ---------    --------   --------
     Increase (decrease) in net assets
       from Class Y transactions             (175,427)     (57,186)      (81,953)      96,038       5,410     15,360
                                            ---------    ---------    ----------    ---------    --------   --------
   Class C
     Proceeds from shares issued               83,009       12,429       248,575       44,890      79,690      3,779
     Reinvestment of cash distributions           756          264         3,375        1,023         374         79
     Cost of shares redeemed                  (73,336)     (19,933)     (199,480)     (37,956)    (67,310)    (3,506)
                                            ---------    ---------    ----------    ---------    --------   --------
     Increase (decrease) in net assets
       from Class C transactions               10,429       (7,240)       52,470        7,957      12,754        352
                                            ---------    ---------    ----------    ---------    --------   --------
   Class B
     Proceeds from shares issued                   --           --           152           --          --         --
     Reinvestment of cash distributions            --           --             2           --          --         --
     Cost of shares redeemed                       --           --           (57)          --          --         --
                                            ---------    ---------    ----------    ---------    --------   --------
     Increase in net assets from Class B
       transactions                                --           --            97           --          --         --
                                            ---------    ---------    ----------    ---------    --------   --------
     Increase (decrease) in net assets
       derived from capital share
       transactions                          (164,998)     (64,426)      (29,386)     103,995      18,164     15,712
                                            ---------    ---------    ----------    ---------    --------   --------
       Net increase (decrease) in
         net assets                          (165,003)     (64,418)      (29,392)     103,996      18,092     15,735
                                            ---------    ---------    ----------    ---------    --------   --------
NET ASSETS:
   Beginning of period                        847,530      911,948       913,944      809,948     122,781    107,046
                                            ---------    ---------    ----------    ---------    --------   --------
   End of period                            $ 682,527    $ 847,530    $  884,552    $ 913,944    $140,873   $122,781
                                            =========    =========    ==========    =========    ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR CAPITAL SHARE TRANSACTIONS PLEASE SEE FOOTNOTE 8 IN THE NOTES TO THE FINANCIAL STATEMENTS.

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


For a Share Outstanding Throughout the Period


                                                                                                               NET
         NET ASSET      NET      REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS        NET                    ASSETS      RATIO
           VALUE    INVESTMENT    UNREALIZED        FROM NET          FROM         ASSET VALUE                 END     OF EXPENSES
         BEGINNING    INCOME   GAINS OR (LOSSES)   INVESTMENT        CAPITAL           END         TOTAL    OF PERIOD  TO AVERAGE
         OF PERIOD    (LOSS)    ON INVESTMENTS       INCOME           GAINS         OF PERIOD    RETURN(2)    (000)    NET ASSETS
         ---------  ---------- ----------------   -------------   -------------    -----------   --------   ---------  -----------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1998    $37.39     $ 0.50       $10.12            $(0.50)         $(1.24)         $46.27       29.17%    $315,920      0.38%
   1997     28.47       0.51         9.16             (0.51)          (0.24)          37.39       34.44      241,413      0.37
   1996     23.79       0.51         5.47             (0.51)          (0.79)          28.47       25.69      166,350      0.35
   1995     20.54       0.52         4.24             (0.52)          (0.99)          23.79       24.45      112,533      0.37
   1994     20.97       0.55        (0.43)            (0.55)             --           20.54        0.55       72,552      0.35
   CLASS A
   1998    $37.37     $ 0.49       $10.12            $(0.47)         $(1.24)         $46.27       29.17%    $ 11,944      0.38%
   1997(4)  29.62       0.32         8.05             (0.38)          (0.24)          37.37       28.58+       4,507      0.37
   CLASS B
   1998(5) $39.16     $ 0.09       $ 7.59            $(0.15)         $(1.24)         $45.45       22.75%+   $  1,890      1.35%

-------------------
CORE EQUITY FUND(3)
-------------------
   CLASS Y*
   1998    $21.11     $ 0.04       $ 4.24            $(0.04)         $(2.92)         $22.43       21.90%    $563,987      1.00%
   1997     17.26       0.12         5.32             (0.12)          (1.47)          21.11       33.10      515,015      0.98
   1996     17.07       0.14         1.49             (0.14)          (1.30)          17.26       19.24      414,824      0.97
   INSTITUTIONAL CLASS*
   1995    $15.00     $ 0.19       $ 2.87            $(0.19)         $(0.80)         $17.07       22.00%    $378,352      1.05%
   CLASS A*
   1998    $21.13     $(0.02)      $ 4.24            $   --          $(2.92)         $22.43       21.54%    $ 20,509      1.25%
   1997     17.28       0.07         5.32             (0.07)          (1.47)          21.13       32.74       16,043      1.23
   1996     17.08       0.12         1.49             (0.11)          (1.30)          17.28       19.11       11,178      1.22
   RETAIL CLASS*
   1995    $15.00     $ 0.18       $ 2.87            $(0.17)         $(0.80)         $17.08       21.94%    $  6,591      1.34%
   PRIOR CLASS
   1994    $15.39     $ 0.11       $ 0.22            $(0.11)         $(0.61)         $15.00        2.21%    $ 50,128      1.49%
   CLASS B
   1998(5) $22.76++   $(0.09)      $ 2.90            $   --          $(3.24)++       $22.33       14.38%+   $    349      2.00%

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y**
   1998    $15.43     $(0.03)      $ 5.83            $   --          $(1.24)         $19.99       39.69%    $205,889      0.98%
   1997     14.19       0.04         2.81             (0.04)         (1.57)           15.43       21.67      147,700      0.96
   1996     11.18       0.08         3.36             (0.08)         (0.35)           14.19       31.36      120,073      0.89
   1995      9.11       0.08         2.07             (0.08)            --            11.18       23.71       91,345      0.76
   1994      9.95       0.05        (0.84)            (0.05)            --             9.11       (8.01)      64,877      0.69
   CLASS A**
   1998    $15.39     $(0.08)      $ 5.83            $   --          $(1.24)         $19.90       39.46%    $  6,741      1.23%
   1997     14.17       0.01         2.79             (0.01)         (1.57)           15.39       21.29        4,693      1.21
   1996     11.17       0.05         3.35             (0.05)         (0.35)           14.17       31.00        3,162      1.14
   1995      9.10       0.06         2.07             (0.06)            --            11.17       23.44        2,043      1.01
   1994      9.95       0.04        (0.85)            (0.04)            --             9.10       (8.13)       1,730      0.94
   CLASS B
   1998(6) $17.32     $(0.10)      $ 3.74            $   --          $(1.24)         $19.72       22.27%+   $    169      1.94%





                                     RATIO OF
                         RATIO      NET INCOME
            RATIO     OF EXPENSES   (LOSS) TO
           OF NET      TO AVERAGE    AVERAGE
        INCOME (LOSS)  NET ASSETS   NET ASSETS   PORTFOLIO
         TO AVERAGE   (EXCLUDING   (EXCLUDING    TURNOVER
         NET ASSETS     WAIVERS)     WAIVERS)     RATE***
         ----------   ----------- ------------   ---------
-----------------
EQUITY INDEX FUND
-----------------
   CLASS Y**
   1998     1.19%         0.71%       0.86%         12%
   1997     1.63          0.71        1.29          11
   1996     1.94          0.71        1.59          13
   1995     2.48          0.76        2.09          27
   1994     2.63          0.75        2.23          13
   CLASS A
   1998     1.19%         0.71%       0.86%         12%
   1997(4)  1.51          0.69        1.19          11
   CLASS B
   1998(5)  0.16%         1.68%      (0.17)%        12%

-------------------
CORE EQUITY FUND(3)
-------------------
   CLASS Y*
   1998     0.15%         1.07%       0.08%         61%
   1997     0.63          1.03        0.58          79
   1996     1.15          1.01        1.11         114
   INSTITUTIONAL CLASS*
   1995     1.44%         1.10%       1.44%        119%
   CLASS A*
   1998    (0.10)%        1.32%      (0.17)%        61%
   1997     0.38          1.28        0.33          79
   1996     0.89          1.26        0.85         114
   RETAIL CLASS*
   1995     1.23%         1.53%       1.04%        119%
   PRIOR CLASS
   1994     0.75%         1.51%       0.73%         35%
   CLASS B
   1998(5) (0.85)%        2.07%      (0.92)%        61%

------------------
GROWTH EQUITY FUND
------------------
   CLASS Y**
   1998    (0.17)%        1.07%      (0.26)%        86%
   1997     0.30          1.06        0.20          74
   1996     0.64          1.05        0.48          81
   1995     0.84          1.10        0.50         113
   1994     0.48          1.11        0.06         127
   CLASS A**
   1998    (0.42)%        1.32%      (0.51)%        86%
   1997     0.04          1.31       (0.06)         74
   1996     0.40          1.30        0.23          81
   1995     0.59          1.35        0.25         113
   1994     0.23          1.36       (0.19)        127
   CLASS B
   1998(6) (1.13)%        2.03%      (1.22)%        86%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*  ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER
   RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT
   INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH
   FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE
   ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY
   21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND
   DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995
   THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL
   HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE
   PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION.
   ADDITIONALLY, ON APRIL 15 & 22, 1996 THE CONESTOGA EQUITY AND SPECIAL EQUITY
   FUNDS WERE ACQUIRED BY COREFUNDS, INC.; AT WHICH TIME THE INSTITUTIONAL CLASS
   OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS Y SHARES AND THE RETAIL
   CLASS OF SHARES OF THESE FUNDS WERE EXCHANGED FOR CLASS A SHARES.
** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SPECIAL
   EQUITY FUND, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF EACH FUND
   WERE REDESIGNATED CLASS A.
***FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE
   EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
+  THIS FIGURE HAS NOT BEEN ANNUALIZED.
++ AMOUNTS ADJUSTED TO REFLECT A REVERSE STOCK SPLIT WHICH OCCURRED ON JUNE 24, 1998.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       COREFUND EQUITY FUNDS
--------------------------------------------------------------------------------
June 30, 1998


For a Share Outstanding Throughout the Period



                                                                                                               NET
         NET ASSET      NET      REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS        NET                    ASSETS      RATIO
           VALUE    INVESTMENT    UNREALIZED        FROM NET          FROM         ASSET VALUE                 END     OF EXPENSES
         BEGINNING    INCOME   GAINS OR (LOSSES)   INVESTMENT        CAPITAL           END         TOTAL    OF PERIOD  TO AVERAGE
         OF PERIOD    (LOSS)    ON INVESTMENTS       INCOME           GAINS         OF PERIOD    RETURN(2)    (000)    NET ASSETS
         ---------  ---------- ----------------   -------------   -------------    -----------   --------   ---------  -----------
----------------------
SPECIAL EQUITY FUND(3)
----------------------
   CLASS Y*
   1998    $11.27     $(0.05)      $ 1.52            $   --          $(1.49)         $11.25       14.23%     $73,981      1.10%
   1997     11.86       0.02         1.81             (0.03)          (2.39)          11.27       17.94       71,980      0.84
   1996     11.42       0.07         2.13             (0.07)          (1.69)          11.86       22.27       63,680      0.34
   INSTITUTIONAL CLASS*
   1995    $ 9.37     $ 0.12       $ 2.12            $(0.12)         $(0.07)         $11.42       24.44%     $57,396      0.32%
   CLASS A*
   1998    $11.25     $(0.10)      $ 1.52            $   --          $(1.49)         $11.18       13.78%     $ 2,981      1.35%
   1997     11.85         --         1.81             (0.02)          (2.39)          11.25       17.73        2,347      1.14
   1996     11.42       0.08         2.11             (0.07)          (1.69)          11.85       22.14        1,144      0.37
   RETAIL  CLASS*
   1995    $ 9.37     $ 0.12       $ 2.12            $(0.12)         $(0.07)         $11.42       24.44%$        734      0.27%
   PRIOR CLASS
   1994(1) $10.00     $ 0.06       $(0.63)           $(0.06)         $   --          $ 9.37       (5.72)%    $10,069      0.15%
   CLASS B
   1998(5) $12.80     $(0.07)      $(0.22)           $   --          $(1.49)         $11.02        0.19%+    $   246      2.02%

-------------------------
INTERNATIONAL GROWTH FUND
-------------------------
   CLASS Y**
   1998    $14.72      $0.11       $ 0.92            $(0.17)         $(0.55)         $15.03        7.64%    $175,731      1.19%
   1997     13.97       0.14         1.84             (0.37)          (0.86)          14.72       15.43      163,117      1.20
   1996     12.29       0.16         1.86             (0.28)          (0.06)          13.97       16.72      139,275      1.14
   1995     13.18       0.12        (0.17)            (0.04)          (0.80)          12.29       (0.21)     110,838      1.05
   1994     11.71       0.12         1.78             (0.12)          (0.31)          13.18       16.28      108,911      0.99
   CLASS A**
   1998    $14.70      $0.05       $ 0.94            $(0.13)         $(0.55)         $15.01        7.39%    $  2,547      1.44%
   1997     13.96       0.09         1.85             (0.34)          (0.86)          14.70       15.09        2,431      1.45
   1996     12.27       0.11         1.89             (0.25)          (0.06)          13.96       16.54        2,138      1.39
   1995     13.17       0.09        (0.17)            (0.02)          (0.80)          12.27       (0.48)       1,943      1.30
   1994     11.71       0.06         1.82             (0.11)          (0.31)          13.17       16.08        2,019      1.24
   CLASS B
   1998(8) $13.79      $0.11       $ 1.77            $(0.16)         $(0.55)         $14.96       15.72%+   $     59      2.19%

-------------
BALANCED FUND
-------------
   CLASS Y**
   1998    $13.52      $0.27       $ 2.71            $(0.27)         $(0.75)         $15.48       23.15%    $133,399      0.84%
   1997     12.59       0.36         1.61             (0.36)          (0.68)          13.52       16.44      113,642      0.78
   1996     11.06       0.33         1.68             (0.33)          (0.15)          12.59       18.41      102,515      0.81
   1995      9.88       0.35         1.21             (0.35)          (0.03)          11.06       16.21       61,092      0.73
   1994     10.39       0.35        (0.51)            (0.35)             --            9.88       (1.62)      42,429      0.62
   CLASS A**
   1998    $13.52      $0.25       $ 2.71            $(0.24)         $(0.75)         $15.49       22.94%    $  6,576      1.09%
   1997     12.59       0.32         1.61             (0.32)          (0.68)          13.52       16.15        4,198      1.03
   1996     11.06       0.30         1.68             (0.30)          (0.15)          12.59       18.13        3,188      1.06
   1995      9.89       0.34         1.19             (0.33)          (0.03)          11.06       15.84        2,344      0.98
   1994     10.38       0.31        (0.49)            (0.31)             --            9.89       (1.86)       2,222      0.87
   CLASS B
   1998(7) $14.39      $0.06       $ 1.77            $(0.11)         $(0.75)         $15.36       14.65%+   $    966      1.84%




                                     RATIO OF
                         RATIO      NET INCOME
            RATIO     OF EXPENSES   (LOSS) TO
           OF NET      TO AVERAGE    AVERAGE
        INCOME (LOSS)  NET ASSETS   NET ASSETS   PORTFOLIO
         TO AVERAGE   (EXCLUDING   (EXCLUDING    TURNOVER
         NET ASSETS     WAIVERS)     WAIVERS)     RATE***
         ----------   ----------- ------------   ---------
----------------------
SPECIAL EQUITY FUND(3)
----------------------
   CLASS Y*
   1998    (0.48)%        1.86%      (1.24)%        62%
   1997     0.19          1.82       (0.79)         74
   1996     0.94          1.79       (0.51)         72
   INSTITUTIONAL CLASS*
   1995     1.14%         1.97%      (0.51)%       129%
   CLASS A*
   1998    (0.73)%        2.11%      (1.49)%        62%
   1997    (0.12)         2.07       (1.05)         74
   1996     0.91          1.82       (0.55)         72
   RETAIL
   1995     1.29%         2.24%      (0.68)%       129%
   PRIOR CLASS
   1994(1)  1.06%         2.10%      (0.89)%        39%
   CLASS B
   1998(5) (1.36)%        2.78%      (2.12)%        62%

-------------------------
INTERNATIONAL GROWTH FUND
-------------------------
   CLASS Y**
   1998     0.65%         1.28%       0.56%         53%
   1997     0.82          1.29        0.73          59
   1996     1.05          1.25        0.94          41
   1995     0.98          1.19        0.84          59
   1994     0.23          1.18        0.04          67
   CLASS A**
   1998     0.40%         1.53%       0.31%         53%
   1997     0.57          1.54        0.48          59
   1996     0.80          1.50        0.69          41
   1995     0.73          1.44        0.59          59
   1994     0.05          1.43       (0.14)         67
   CLASS B
   1998(8)  0.01%         2.28%      (0.07)%        53%

-------------
BALANCED FUND
-------------
   CLASS Y**
   1998     1.91%         1.05%       1.70%         60%
   1997     2.79          1.00        2.57          54
   1996     2.79          1.03        2.57          74
   1995     3.51          1.07        3.17          46
   1994     3.46          1.08        3.00          56
   CLASS A**
   1998     1.66%         1.30%       1.45%         60%
   1997     2.54          1.25        2.32          54
   1996     2.53          1.27        2.32          74
   1995     3.27          1.32        2.93          46
   1994     3.21          1.33        2.75          56
   CLASS B
   1998(7)  0.91%         2.05%       0.70%         60%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
1  COMMENCED OPERATIONS MARCH 15, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR THE
   PERIOD HAVE BEEN ANNUALIZED.
2  TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES LOAD. ADDITIONALLY TOTAL
   RETURN FOR CLASS Y & CLASS A FOR THE CORE EQUITY & SPECIAL EQUITY FUNDS FOR
   1996 ARE FOR AN EIGHT MONTH PERIOD ENDED JUNE 30, 1996.
3  THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996 REPRESENTS
   THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996.  ALL PRIOR YEARS ARE FOR THE
   PERIODS NOVEMBER 1 TO OCTOBER 31.
4  COMMENCED OPERATIONS ON OCTOBER 9, 1996. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
5  COMMENCED OPERATIONS ON NOVEMBER 7, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
6  COMMENCED OPERATIONS ON NOVEMBER 18, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
7  COMMENCED OPERATIONS ON NOVEMBER 5, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.
8  COMMENCED OPERATIONS ON NOVEMBER 24, 1997. UNLESS OTHERWISE NOTED, ALL RATIOS
   FOR THE PERIOD HAVE BEEN ANNUALIZED.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                 COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


For a Share Outstanding Throughout the Period


                                                                                                                NET
          NET ASSET               REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS        NET                    ASSETS      RATIO
            VALUE        NET       UNREALIZED        FROM NET          FROM         ASSET VALUE                 END     OF EXPENSES
          BEGINNING  INVESTMENT GAINS OR (LOSSES)   INVESTMENT        CAPITAL           END         TOTAL    OF PERIOD  TO AVERAGE
          OF PERIOD    INCOME    ON INVESTMENTS       INCOME           GAINS         OF PERIOD    RETURN(4)    (000)    NET ASSETS
          ---------  ---------- ----------------   -------------   -------------    -----------   --------   ---------  -----------
--------------------------
SHORT TERM INCOME FUND (5)
--------------------------
   CLASS Y*
   1998     $ 9.97      $0.54       $ 0.02            $(0.54)         $   --          $ 9.99        5.75%    $ 33,027      0.54%
   1997       9.94       0.53         0.03             (0.53)             --            9.97        5.82       37,011      0.47
   1996      10.05       0.36        (0.08)            (0.38)          (0.01)           9.94        2.78       30,132      0.51
   INSTITUTIONAL CLASS*
   1995 (1) $10.00      $0.25       $ 0.03            $(0.23)         $   --          $10.05        2.57%+   $ 36,059      0.63%
   CLASS A*
   1998     $ 9.96      $0.51       $ 0.02            $(0.51)         $   --          $ 9.98        5.49%    $    551      0.79%
   1997       9.93       0.51         0.03             (0.51)             --            9.96        5.59          493      0.73
   1996      10.04       0.35        (0.10)            (0.35)          (0.01)           9.93        2.55            1      0.76
   RETAIL CLASS*
   1995 (2) $10.01      $0.23       $ 0.02            $(0.22)         $   --          $10.04        2.87%+   $     11      0.88%

----------------------------
SHORT-INTERMEDIATE BOND FUND
----------------------------
   CLASS Y**
   1998     $ 9.83      $0.57       $ 0.14            $(0.57)         $   --          $ 9.97        7.40%    $175,149      0.54%
   1997       9.76       0.59         0.07             (0.59)             --            9.83        6.90      163,153      0.49
   1996       9.84       0.57        (0.08)            (0.57)             --            9.76        5.05      159,841      0.55
   1995       9.63       0.53         0.21             (0.53)             --            9.84        8.22       55,128      0.60
   1994      10.18       0.43        (0.53)            (0.43)          (0.02)           9.63       (0.32)      48,379      0.58
   CLASS A**
   1998     $ 9.83      $0.55       $ 0.14            $(0.55)         $   --          $ 9.97        7.15%    $  2,578      0.79%
   1997       9.76       0.56         0.07             (0.56)             --            9.83        6.64        2,752      0.74
   1996       9.84       0.54        (0.08)            (0.54)             --            9.76        4.79        3,062      0.81
   1995       9.63       0.54         0.20             (0.53)             --            9.84        7.95        1,961      0.85
   1994      10.18       0.41        (0.53)            (0.41)          (0.02)           9.63       (0.56)       9,365      0.83

----------------------
GOVERNMENT INCOME FUND
----------------------
   CLASS Y**
   1998     $ 9.76      $0.60       $ 0.35            $(0.60)         $   --          $10.11       10.00%    $ 24,396      0.72%
   1997       9.62       0.62         0.14             (0.62)             --            9.76        8.15       19,007      0.70
   1996       9.83       0.61        (0.21)            (0.61)             --            9.62        4.09       13,943      0.64
   1995       9.52       0.62         0.31             (0.62)             --            9.83       10.26       11,305      0.59
   1994      10.18       0.50        (0.62)            (0.50)          (0.04)           9.52       (1.34)       9,089      0.50
   CLASS A**
   1998     $ 9.76      $0.58       $ 0.35            $(0.58)         $   --          $10.11        9.74%    $  1,648      0.97%
   1997       9.62       0.60         0.14             (0.60)             --            9.76        7.88        1,660      0.95
   1996       9.84       0.58        (0.22)            (0.58)             --            9.62        3.73        1,287      0.88
   1995       9.51       0.61         0.33             (0.61)             --            9.84       10.23        1,374      0.85
   1994      10.17       0.47        (0.62)            (0.47)          (0.04)           9.51       (1.57)       1,536      0.75

------------
BOND FUND(5)
------------
   CLASS Y*
   1998     $10.24      $0.64       $ 0.36            $(0.64)         $   --          $10.60        9.96%    $162,738      0.61%
   1997      10.15       0.64         0.09             (0.64)             --           10.24        7.43      182,364      0.56
   1996      10.55       0.43        (0.30)            (0.45)          (0.08)          10.15        1.23      198,605      0.55
   INSTITUTIONAL CLASS*
   1995     $ 9.81      $0.61       $ 0.37            $(0.58)         $   --          $10.55       13.87%    $194,442      0.71%
   CLASS A*
   1998     $10.24      $0.61       $ 0.37            $(0.61)         $   --          $10.61        9.79%    $  1,717      0.86%
   1997      10.15       0.62         0.09             (0.62)             --           10.24        7.15        1,622      0.81
   1996      10.56       0.44        (0.33)            (0.44)          (0.08)          10.15        0.98        1,273      0.80
   RETAIL CLASS*
   1995     $ 9.81      $0.60       $ 0.72            $(0.57)         $   --          $10.56       13.83     $  1,373      0.97%
   PRIOR CLASS
   1994     $11.18      $0.53       $(1.04)           $(0.52)         $(0.34)         $ 9.81       (4.75)%   $ 23,377      1.01%




                          RATIO       RATIO OF
             RATIO     OF EXPENSES   NET INCOME
            OF NET      TO AVERAGE   TO AVERAGE
            INCOME      NET ASSETS   NET ASSETS   PORTFOLIO
          TO AVERAGE   (EXCLUDING   (EXCLUDING    TURNOVER
          NET ASSETS     WAIVERS)     WAIVERS)     RATE***
          ----------   ----------- ------------   ---------
--------------------------
SHORT TERM INCOME FUND (5)
--------------------------
   CLASS Y*
   1998      5.40%         1.12%       4.82%          66%
   1997      5.37          1.05        4.79           99
   1996      5.31          1.03        4.79          102
   INSTITUTIONAL CLASS*
   1995 (1)  5.43%         1.08%       4.98%          40%
   CLASS A*
   1998      5.15%         1.37%       4.57%          66%
   1997      5.18          1.32        4.59           99
   1996      5.05          1.25        4.56          102
   RETAIL CLASS*
   1995 (2)  5.05%         1.33%       4.60%          40%

----------------------------
SHORT-INTERMEDIATE BOND FUND
----------------------------
   CLASS Y**
   1998      5.73%         0.83%       5.44%         143%
   1997      5.98          0.80        5.67          158
   1996      5.80          0.81        5.54          257
   1995      5.76          0.84        5.52          405
   1994      4.30          0.86        4.02          299
   CLASS A**
   1998      5.48%         1.08%       5.19%         143%
   1997      5.73          1.05        5.42          158
   1996      5.51          1.06        5.27          257
   1995      5.27          1.09        5.03          405
   1994      4.05          1.11        3.77          299

----------------------
GOVERNMENT INCOME FUND
----------------------
   CLASS Y**
   1998      6.01%         0.82%       5.91%          78%
   1997      6.40          0.85        6.25          120
   1996      6.17          0.89        5.92          131
   1995      6.53          0.98        6.14          368
   1994      4.93          1.00        4.43          157
   CLASS A**
   1998      5.76%         1.07%       5.66%          78%
   1997      6.15          1.10        6.00          120
   1996      5.93          1.14        5.67          131
   1995      6.25          1.24        5.86          368
   1994      4.68          1.25        4.18          157

------------
BOND FUND(5)
------------
   CLASS Y*
   1998      6.07%         1.09%       5.59%         125%
   1997      6.29          1.04        5.81          210
   1996      6.28          0.97        5.86          190
   INSTITUTIONAL CLASS*
   1995      6.09%         1.12%       5.68%         352%
   CLASS A*
   1998      5.82%         1.34%       5.34%         125%
   1997      6.05          1.29        5.57          210
   1996      6.02          1.22        5.61          190
   RETAIL CLASS*
   1995      6.02%         1.44%       5.55%         352%
   PRIOR CLASS
   1994      5.07%         1.60%       4.48%         232%



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                 COREFUND FIXED INCOME FUNDS
--------------------------------------------------------------------------------
June 30, 1998


For a Share Outstanding Throughout the Period



                                                                                                                NET
          NET ASSET               REALIZED AND     DISTRIBUTIONS   DISTRIBUTIONS        NET                    ASSETS      RATIO
            VALUE        NET       UNREALIZED        FROM NET          FROM         ASSET VALUE                 END     OF EXPENSES
          BEGINNING  INVESTMENT GAINS OR (LOSSES)   INVESTMENT        CAPITAL           END         TOTAL    OF PERIOD  TO AVERAGE
          OF PERIOD    INCOME    ON INVESTMENTS       INCOME           GAINS         OF PERIOD    RETURN(4)    (000)    NET ASSETS
          ---------  ---------- ----------------   -------------   -------------    -----------   --------   ---------  -----------
--------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1998     $10.05      $0.43        $0.16            $(0.43)         $   --          $10.21        5.98%     $ 1,068      0.55%
   1997       9.92       0.42         0.13             (0.42)             --           10.05        5.62          993      0.55
   1996       9.83       0.37         0.09             (0.37)             --            9.92        4.74          403      0.81
   1995       9.68       0.38         0.15             (0.38)             --            9.83        5.58          365      0.82
   1994      10.09       0.39        (0.41)            (0.39)             --            9.68       (0.27)       1,088      0.63
   CLASS A**
   1998     $10.05      $0.40        $0.17            $(0.41)         $   --          $10.21        5.72%     $   876      0.79%
   1997       9.92       0.39         0.13             (0.39)             --           10.05        5.36          959      0.80
   1996       9.83       0.35         0.09             (0.35)             --            9.92        4.48        1,015      1.08
   1995       9.67       0.35         0.16             (0.35)             --            9.83        5.42        1,027      1.08
   1994      10.08       0.37        (0.41)            (0.37)             --            9.67       (0.52)       1,311      0.88
--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1998     $10.47      $0.53        $0.28            $(0.53)         $   --          $10.75        7.83%     $13,427      0.08%
   1997      10.22       0.54         0.25             (0.54)             --           10.47        7.92       10,171      0.08
   1996      10.16       0.55         0.06             (0.55)             --           10.22        6.02        8,864      0.21
   1995       9.95       0.51         0.21             (0.51)             --           10.16        7.50        2,272      0.39
   1994 (3)  10.00       0.06        (0.05)            (0.06)             --            9.95        0.14+         434      0.42
   CLASS A**
   1998     $10.47      $0.50        $0.28            $(0.50)         $   --          $10.75        7.56%     $ 6,099      0.33%
   1997      10.22       0.51         0.25             (0.51)             --           10.47        7.65        2,004      0.33
   1996      10.16       0.52         0.06             (0.52)             --           10.22        5.76          994      0.46
   1995       9.95       0.49         0.21             (0.49)             --           10.16        7.25          317      0.64
   1994 (3)  10.00       0.06        (0.05)            (0.06)             --            9.95        0.09+         163      0.67
------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
   CLASS Y**
   1998     $10.16      $0.52        $0.31            $(0.52)         $   --          $10.47        8.27%     $ 1,380      0.11%
   1997      10.08       0.51         0.15             (0.51)          (0.07)          10.16        6.70        1,477      0.21
   1996      10.12       0.51         0.02             (0.51)          (0.06)          10.08        5.28        1,317      0.37
   1995       9.94       0.52         0.18             (0.52)             --           10.12        7.25        1,550      0.42
   1994 (3)  10.00       0.06        (0.06)            (0.06)             --            9.94        0.01+       1,432      0.43
   CLASS A**
   1998     $10.15      $0.49        $0.31            $(0.49)         $   --          $10.46        8.00%     $   831      0.36%
   1997      10.07       0.48         0.15             (0.48)          (0.07)          10.15        6.44          398      0.45
   1996      10.12       0.48         0.01             (0.48)          (0.06)          10.07        4.93          304      0.60
   1995       9.95       0.49         0.17             (0.49)             --           10.12        6.84           24      0.68
   1994 (3)  10.00       0.06        (0.05)            (0.06)             --            9.95        0.08+           2      0.68






                          RATIO       RATIO OF
             RATIO     OF EXPENSES   NET INCOME
            OF NET      TO AVERAGE   TO AVERAGE
            INCOME      NET ASSETS   NET ASSETS    PORTFOLIO
          TO AVERAGE   (EXCLUDING   (EXCLUDING     TURNOVER
          NET ASSETS     WAIVERS)     WAIVERS)      RATE***
          ----------   ----------- ------------    ---------
--------------------------------
INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1998      4.20%         1.17%       3.58%          23%
   1997      4.20          1.02        3.73           22
   1996      3.73          1.31        3.23           10
   1995      3.91          1.26        3.47            9
   1994      3.91          1.17        3.37           43
   CLASS A**
   1998      3.95%         1.41%       3.33%          23%
   1997      3.92          1.23        3.49           22
   1996      3.47          1.61        2.94           10
   1995      3.65          1.52        3.21            9
   1994      3.66          1.42        3.12           43
--------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------
   CLASS Y**
   1998      4.89%         0.83%       4.14%          48%
   1997      5.23          0.83        4.48           39
   1996      5.25          0.96        4.50           92
   1995      5.26          1.14        4.51           18
   1994 (3)  5.09          1.17        4.34            3
   CLASS A**
   1998      4.64%         1.08%       3.89%          48%
   1997      4.99          1.08        4.24           39
   1996      4.93          1.21        4.18           92
   1995      4.95          1.39        4.20           18
   1994 (3)  4.84          1.42        4.09            3
------------------------------
NEW JERSEY MUNICIPAL BOND FUND
------------------------------
   CLASS Y**
   1998      4.95%         0.86%       4.20%           4%
   1997      5.02          0.96        4.27           19
   1996      4.93          1.12        4.18           21
   1995      5.21          1.17        4.46           32
   1994 (3)  5.07          1.35        4.15           13
   CLASS A**
   1998      4.70%         1.11%       3.95%           4%
   1997      4.81          1.20        4.06           19
   1996      4.65          1.35        3.90           21
   1995      4.97          1.44        4.21           32
   1994 (3)  4.82          1.60        3.90           13

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ON FEBRUARY 21, 1995, THE SHARES OF THE FUNDS WERE REDESIGNED AS EITHER RETAIL OR INSTITUTIONAL SHARES. ON THAT DATE, THE FUND'S NET INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS FOR THE PERIOD NOVEMBER 1, 1994 THROUGH FEBRUARY 20, 1995 WERE ALLOCATED TO EACH CLASS OF SHARES. THE BASIS FOR THE ALLOCATION WAS THE RELATIVE NET ASSETS OF EACH CLASS OF SHARES AS OF FEBRUARY 21, 1995. THE RESULTS WERE COMBINED WITH THE RESULTS OF OPERATIONS AND DISTRIBUTIONS FOR EACH APPLICABLE CLASS FOR THE PERIOD FEBRUARY 21, 1995 THROUGH OCTOBER 31, 1995. FOR THE YEAR ENDED OCTOBER 31, 1995, THE FINANCIAL HIGHLIGHTS' RATIOS OF EXPENSES, NET INVESTMENT INCOME, TOTAL RETURN, AND THE PER SHARE INVESTMENT ACTIVITIES AND DISTRIBUTIONS REFLECT THIS ALLOCATION. ADDITIONALLY, ON APRIL 22, 1996 THE CONESTOGA SHORT-TERM INCOME AND BOND FUNDS WERE ACQUIRED BY COREFUNDS, INC. AT WHICH TIME THE INSTITUTIONAL CLASS OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS Y AND THE RETAIL CLASS OF SHARES OF THESE FUNDS WERE REDESIGNATED CLASS A.
 ** ON APRIL 22, 1996 THE SERIES A SHARES OF EACH FUND, EXCLUDING THE SHORT TERM
    INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS Y AND THE SERIES B SHARES OF EACH FUND, EXCLUDING THE SHORT TERM INCOME AND BOND FUNDS, WERE REDESIGNATED CLASS A.
*** FOR THE YEAR ENDED JUNE 30, 1996, TRANSACTIONS RELATING TO THE MERGER WERE
    EXCLUDED FROM THE CALCULATION OF THE PORTFOLIO TURNOVER RATE.
  + THIS FIGURE HAS NOT BEEN ANNUALIZED.
  1 COMMENCED OPERATIONS MAY 15, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
    THE PERIOD HAVE BEEN ANNUALIZED.
  2 COMMENCED OPERATIONS MAY 17, 1995. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
    THE PERIOD HAVE BEEN ANNUALIZED.
  3 COMMENCED OPERATIONS MAY 16, 1994. UNLESS OTHERWISE NOTED, ALL RATIOS FOR
    THE PERIOD HAVE BEEN ANNUALIZED.
  4 TOTAL RETURN DOES NOT REFLECT THE SALES LOAD CHARGED ON THE CLASS A SHARES.
    ADDITIONALLY, TOTAL RETURN FOR CLASS Y & CLASS A FOR THE SHORT TERM INCOME AND BOND FUNDS FOR 1996 ARE FOR THE EIGHT MONTH PERIOD ENDED JUNE 30, 1996.
  5 THE PER SHARE AMOUNT FOR THESE FUNDS FOR THE YEAR ENDED JUNE 30, 1996
    REPRESENTS THE PERIOD FROM NOVEMBER 1, 1995 TO JUNE 30, 1996. ALL PRIOR YEARS ARE FOR THE PERIODS NOVEMBER 1 TO OCTOBER 31.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                 COREFUND MONEY MARKET FUNDS
--------------------------------------------------------------------------------
June 30, 1998


For a Share Outstanding Throughout the Period




                                                                                        NET                       RATIO
                   NET ASSET               DISTRIBUTIONS        NET                    ASSETS      RATIO         OF NET
                     VALUE        NET        FROM NET       ASSET VALUE                 END     OF EXPENSES      INCOME
                   BEGINNING  INVESTMENT    INVESTMENT          END        TOTAL     OF PERIOD  TO AVERAGE     TO AVERAGE
                   OF PERIOD    INCOME        INCOME         OF PERIOD    RETURN       (000)    NET ASSETS     NET ASSETS
                   ---------  ----------   -------------    -----------   --------   ---------  -----------    ----------
----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1998              $1.00      $0.05        $(0.05)           $1.00        5.12%    $659,953      0.55%          5.01%
   1997               1.00       0.05         (0.05)            1.00        4.97      835,384      0.51           4.86
   1996               1.00       0.05         (0.05)            1.00        5.20      892,562      0.50           5.02
   1995               1.00       0.05         (0.05)            1.00        4.98      479,206      0.48           4.91
   1994               1.00       0.03         (0.03)            1.00        2.91      484,974      0.48           2.87

   CLASS C*
   1998              $1.00      $0.05        $(0.05)           $1.00        4.86%    $ 22,574      0.80%          4.76%
   1997               1.00       0.05         (0.05)            1.00        4.71       12,146      0.76           4.61
   1996               1.00       0.05         (0.05)            1.00        4.94       19,386      0.75           4.81
   1995               1.00       0.05         (0.05)            1.00        4.72       21,612      0.73           4.81
   1994               1.00       0.03         (0.03)            1.00        2.65        7,573      0.73           2.62

------------
CASH RESERVE
------------
   CLASS Y*
   1998              $1.00      $0.05        $(0.05)           $1.00        5.29%    $804,302      0.54%          5.17%
   1997               1.00       0.05         (0.05)            1.00        5.09      886,251      0.50           4.99
   1996               1.00       0.05         (0.05)            1.00        5.26      790,211      0.50           5.09
   1995               1.00       0.05         (0.05)            1.00        5.15      510,341      0.48           5.04
   1994               1.00       0.03         (0.03)            1.00        3.00      505,273      0.47           2.95

   CLASS C*
   1998              $1.00      $0.05        $(0.05)           $1.00        5.03%    $ 80,153      0.79%          4.92%
   1997               1.00       0.05         (0.05)            1.00        4.83       27,693      0.75           4.74
   1996               1.00       0.05         (0.05)            1.00        5.00       19,736      0.75           4.86
   1995               1.00       0.05         (0.05)            1.00        4.89       17,583      0.73           4.86
   1994               1.00       0.03         (0.03)            1.00        2.74       11,451      0.72           2.70

   CLASS B
   1998(1)           $1.00      $0.03        $(0.03)           $1.00        2.58%+   $     97      1.54%          4.17%

----------------
TAX-FREE RESERVE
----------------
   CLASS Y*
   1998              $1.00      $0.03        $(0.03)           $1.00        3.15%    $124,921      0.56%          3.09%
   1997               1.00       0.03         (0.03)            1.00        3.08      119,579      0.50           3.07
   1996               1.00       0.03         (0.03)            1.00        3.20      104,196      0.48           3.14
   1995               1.00       0.03         (0.03)            1.00        3.12       62,756      0.48           3.09
   1994               1.00       0.02         (0.02)            1.00        2.03       79,384      0.49           2.00

   CLASS C*
   1998              $1.00      $0.03        $(0.03)           $1.00        2.88%    $ 15,952      0.81%          2.84%
   1997               1.00       0.03         (0.03)            1.00        2.83        3,202      0.75           2.82
   1996               1.00       0.03         (0.03)            1.00        2.95        2,850      0.73           2.94
   1995               1.00       0.03         (0.03)            1.00        2.86        1,524      0.73           2.80
   1994               1.00       0.02         (0.02)            1.00        1.78        2,708      0.74           1.75






                       RATIO       RATIO OF
                    OF EXPENSES   NET INCOME
                     TO AVERAGE   TO AVERAGE
                     NET ASSETS   NET ASSETS
                    (EXCLUDING   (EXCLUDING
                      WAIVERS)     WAIVERS)
                    -----------  -----------
----------------
TREASURY RESERVE
----------------
   CLASS Y*
   1998                0.74%        4.82%
   1997                0.71         4.66
   1996                0.77         4.75
   1995                0.85         4.54
   1994                0.86         2.49

   CLASS C*
   1998                0.99%        4.57%
   1997                0.96         4.41
   1996                1.03         4.53
   1995                1.10         4.44
   1994                1.11         2.24

------------
CASH RESERVE
------------
   CLASS Y*
   1998                0.73%        4.98%
   1997                0.70         4.79
   1996                0.78         4.81
   1995                0.85         4.67
   1994                0.85         2.57

   CLASS C*
   1998                0.98%        4.73%
   1997                0.95         4.54
   1996                1.03         4.58
   1995                1.10         4.49
   1994                1.10         2.32

   CLASS B
   1998(1)             1.73%        3.98%

----------------
TAX-FREE RESERVE
----------------
   CLASS Y*
   1998                0.75%        2.90%
   1997                0.70         2.87
   1996                0.76         2.86
   1995                0.85         2.72
   1994                0.87         1.62

   CLASS C*
   1998                1.00%        2.65%
   1997                0.95         2.62
   1996                1.02         2.65
   1995                1.10         2.43
   1994                1.12         1.37


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
* ON APRIL 22, 1996, SERIES A SHARES WERE REDESIGNATED CLASS Y AND SERIES B SHARES WERE REDESIGNATED CLASS C.
+ RETURNS ARE FOR THE PERIOD INDICATED AND
  HAVE NOT BEEN ANNUALIZED.
1 COMMENCED OPERATIONS NOVEMBER 18, 1997. RATIOS FOR
  THE PERIOD HAVE BEEN ANNUALIZED.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                           COREFUND
--------------------------------------------------------------------------------
June 30, 1998



1.   ORGANIZATION
     The CoreFund Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund (the Equity Funds), Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund (the Fixed Income Funds), Treasury Reserve, Cash Reserve, and Tax-Free Reserve (the Money Market Funds) are portfolios offered by CoreFunds, Inc. (the "Company"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Company is comprised of 20 separate portfolios (the "Funds"):

       EQUITY PORTFOLIOS:                       MONEY MARKET PORTFOLIOS:
       Equity Index Fund                        Treasury Reserve
       Core Equity Fund                         Cash Reserve
       Growth Equity Fund                       Tax-Free Reserve
       Special Equity Fund                      Elite Cash Reserve
       International Growth Fund                Elite Treasury Reserve
       Balanced Fund                            Elite Tax-Free Reserve

       FIXED INCOME PORTFOLIOS:
       Short Term Income Fund
       Short-Intermediate Bond Fund
       Government Income Fund
       Bond Fund
       Global Bond Fund
       Intermediate Municipal Bond Fund
       Pennsylvania Municipal Bond Fund
       New Jersey Municipal Bond Fund

     The financial statements of the Global Bond Fund, Elite Cash Reserve, Elite Treasury Reserve and Elite Tax-Free Reserve are presented separately.
     The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of the Funds' investment objectives, policies and strategies.
     Refer to Footnote 8, regarding the reorganization of the Funds after June 30, 1998.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION--Investment securities of the Equity and Fixed Income Funds that are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     The books and records of the International Growth Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases:
     [bullet] market value of investment  securities,  assets and liabilities at the current rate of exchange; and
     [bullet] purchases and sales of investment securities,  income and expenses
              at the relevant  rates  of  exchange   prevailing  on  the
              respective dates  of  such transactions.

     The International Growth Fund does not isolate the portion of gains or losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Growth Fund reports certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS                                           COREFUND
--------------------------------------------------------------------------------
June 30, 1998




     FORWARD FOREIGN CURRENCY CONTRACTS--The International Growth Fund enters into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded since the Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains or losses at the time forward contracts are settled. Financial future contracts are valued at the settlement price established each day by the board of trade on an exchange on which they are traded.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are pro-rated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net asset value each day.

     DISTRIBUTION TO SHAREHOLDERS--The Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund and Balanced Fund declare and pay dividends on a quarterly basis. The International Growth Fund declares and pays dividends periodically. Such dividends are reinvested in additional shares unless otherwise requested. The Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve and Tax-Free Reserve distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.

     Accordingly,  for  the  International  Growth  Fund as of  June  30,  1998,
$(593,000)  was  reclassified   from  accumulated  net  realized  gain  (loss)on
investments to accumulated net investment income.

     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required.

     OTHER--Organizational costs incurred with the start up of the Balanced Fund, Government Income Fund, Short Term Income Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New Jersey Municipal Bond Fund are being amortized on a straight line basis over a maximum period of sixty months. First Union Corporation reimbursed the Funds for any remaining unamortized  deferred  organization  costs  as of June 30,  1998,  approximately
$9,000.

3.   INVESTMENT ADVISORY AND CUSTODIAL SERVICES

     The Company has entered into an investment advisory agreement with CoreStates Investment Advisers, Inc. ("CSIA") to provide investment advisory services to each Fund. For its services CSIA receives a fee based on the annual average daily net assets of each Fund as shown in the following table:


NOTES TO FINANCIAL STATEMENTS                                                                                      COREFUND
---------------------------------------------------------------------------------------------------------------------------
June 30, 1998




                      ADVISER   INVESTMENT ADVISORY                              ADVISER    INVESTMENT ADVISORY
FUND                  FEE       AGREEMENT DATE         FUND                      FEE        AGREEMENT DATE
--------------------  -------   -------------------    -----------------------   ------     -------------------
Equity Index          0.40%     April 12, 1996         Short Term Income         0.74%      April 12, 1996
Core Equity           0.74      April 12, 1996         Short-Intermediate Bond   0.50       April 12, 1996
Growth Equity         0.75      April 12, 1996         Government Income         0.50       April 12, 1996
Special Equity        1.50      April 12, 1996         Bond                      0.74       April 12, 1996
International Growth  0.80      April 12, 1996         Intermediate Municipal
Balanced              0.70      April 12, 1996            Bond                   0.50       April 12, 1996
                                                       Pennsylvania Municipal
Treasury Reserve      0.40      April 12, 1996            Bond                   0.50       April 12, 1996
Cash Reserve          0.40      April 12, 1996         New Jersey Municipal
Tax-Free Reserve      0.40      April 12, 1996            Bond                   0.50       April 12, 1996


     Advisory fees are computed daily and paid monthly for all Funds. Additionally, for the year ended June 30, 1998, CSIA has voluntarily waived a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     CoreStates Bank (now First Union) serves as Custodian to the Company. Under the Custodian Agreement, CoreStates Bank holds each Fund's securities and cash items, makes receipts and disbursements of money on behalf of each Fund, collects and receives all income and other payments and distributions on account of the Funds' securities and performs other related services. CoreStates Bank may, at its discretion and at its own expense, open and maintain a sub-custody account or employ a sub-custodian on behalf of the Funds investing exclusively in the United States and may, with the Funds' Board approval and at the expense of the Funds, employ sub-custodians on behalf of the Funds who invest in foreign countries provided that CoreStates Bank shall remain liable for the performance of all of its duties under the Custodian Agreement.

     Sub-Advisory services are provided to the CoreStates Advisers for the International Growth Fund by Martin Currie, Inc. and Aberdeen Managers (The "Sub-Advisers"). CoreStates Advisers is responsible for the supervision and payment of fees to the Sub-Advisers in connection with their services.

4.   ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

     Pursuant to an Administration agreement dated October 30, 1992, as amended June 1, 1995, SEI Fund Resources ("SFR") acts as the Funds' Administrator. Under the terms of such agreement, SFR is entitled to receive an annual fee of 0.25% on the average net assets of the Funds. SFR voluntarily waives a portion of their fees in order to assist the Funds in maintaining competitive expense ratios.

     Pursuant to a Transfer Agency agreement dated November 16, 1995, Boston Financial Data Services ("BFDS"), a wholly owned subsidiary of State Street Bank and Trust Company acts as the Funds' Transfer Agent. As such, BFDS provides transfer agency, dividend disbursing and shareholder servicing for the Funds.

     On November 2, 1992, SEI Financial Services ("SFS"), a wholly owned subsidiary of SEI, became the Funds' exclusive Distributor pursuant to a distribution agreement dated October 30, 1992.

     The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Class A, C and B shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class A and C Portfolio and 1.00% of the daily net assets of each Class B Portfolio. The Company has also adopted a Shareholder Servicing Plan for those Funds offering Class B shares. The Shareholder Servicing Plan provides for the payment by the Company to the Distributor of up to 0.25% of the daily net assets of each Class B Portfolio to which the Plan is applicable. The Distributor is authorized to use these fees as compensation for its distribution-related services and as payment to certain securities broker/dealers and financial institutions that enter into shareholder servicing agreements or broker agreements with the Distributor. The Funds paid approximately $218,874 to affiliated brokers for commissions earned on the sales of the shares of the Funds for the year ended June 30, 1998.

     Certain officers of the Company are also officers of the Administrator. Such officers are paid no fees by the Funds.

     The Funds have paid legal fees in the amount of $151,000 to a law firm in which the Secretary of the Company is a partner.

     A contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B shares until the redemption of such shares.

NOTES TO FINANCIAL STATEMENTS                                           COREFUND
--------------------------------------------------------------------------------
June 30, 1998


                                 Contingent Deferred Sales
           Year                   Charges as a Percentage
           Since                     of Dollar Amount
         Purchase                    Subject to Charge
        ----------                ------------------------
           First                           5.00%
          Second                           4.00%
           Third                           3.00%
          Fourth                           2.00%
           Fifth                           1.00%
           Sixth                           None
          Seventh                Convert to Class A Shares


5.   INVESTMENT TRANSACTIONS
     During the year ended June 30, 1998, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

---------------------------------------------------------------------------------------------------------------
                                              --------------------------------  -------------------------------
                                                        PURCHASES                            SALES
                                              --------------------------------  -------------------------------
                                                 U.S.                              U.S.
  PORTFOLIO INVESTMENT TRANSACTIONS (000)     GOVERNMENT    OTHER       TOTAL    GOVERNMENT    OTHER     TOTAL
                                              ------------  -------   --------   ----------  --------  --------
  Equity Index Fund                               $ --     $ 48,452   $ 48,452       $ --    $ 33,354  $ 33,354
  Core Equity Fund                                  --      345,948    345,948         --     404,853   404,853
  Growth Equity Fund                                --      147,268    147,268         --     158,202   158,202
  Special Equity Fund                               --       48,645     48,645         --      57,133    57,133
  International Growth Fund                         --       87,180     87,180         --      85,894    85,894
  Balanced Fund                                     --       72,482     72,482      8,051      74,382    82,433
  Short Term Income Fund                         5,518       10,891     16,409     11,593       9,265    20,858
  Short-Intermediate Bond Fund                 135,315       85,350    220,665    176,143      61,008   237,151
  Government Income Fund                        19,676           --     19,676     17,573          --    17,573
  Bond Fund                                    140,082       61,393    201,475    173,899      57,408   231,307
  Intermediate Municipal Fund                       --          424        424         --         420       420
  Pennsylvania Municipal Bond Fund                  --       13,848     13,848         --       7,627     7,627
  New Jersey Municipal Bond Fund                    --          461        461         --          76        76
---------------------------------------------------------------------------------------------------------------

     Certain net capital losses incurred subsequent to October 31, 1997 have been deferred for tax purposes and will be recognized during the fiscal year ended June 30, 1999. The Funds had capital loss carryforwards at June 30, 1998, as follows:

                                        CAPITAL LOSS
                                          CARRYOVER      EXPIRES     EXPIRES     EXPIRES     EXPIRES     EXPIRES
                                           6/30/98        2002        2003        2004        2005        2006
                                          ------------  --------   ---------   ---------   ---------   ---------
  Short Term Income Fund                  $  66,067     $     --   $      --   $      --   $  66,067   $      --
  Short-Intermediate Bond Fund            1,386,417           --          --     157,449   1,228,968          --
  Intermediate Municipal Bond Fund           82,791           --      41,918      34,827       2,413       3,633
  New Jersey Municipal Bond Fund              4,033           --          --          --          --       4,033
  Treasury Reserve                              124           --          --          --         124          --
  Cash Reserve                              162,806      130,422      23,362       9,022          --          --
  Tax-Free Reserve                           54,771        5,273      44,981       4,127          --         390
----------------------------------------------------------------------------------------------------------------

     For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.
     At June 30, 1998 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized gain or loss on securities at June 30, 1998 for each Fund is as follows:


NOTES TO FINANCIAL STATEMENTS                                                             COREFUND
--------------------------------------------------------------------------------------------------
June 30, 1998



--------------------------------------------------------------------------------------------------
                                                             ------------   ------------  --------
                                                               AGGREGATE      AGGREGATE
                                                                 GROSS          GROSS
  AGGREGATE GROSS UNREALIZED GAIN (LOSS) (000)               APPRECIATION   DEPRECIATION    NET
                                                             ------------   ------------  --------
  Equity Index Fund                                            $163,256      $   3,704    $159,552
  Core Equity Fund                                              153,942         32,066     121,876
  Growth Equity Fund                                             65,418          2,980      62,438
  Special Equity Fund                                            17,117         11,251       5,866
  International Growth Fund                                      40,773         10,674      30,099
  Balanced Fund                                                  28,871          1,710      27,161
  Short Term Income Fund                                             89             10          79
  Short-Intermediate Bond Fund                                    1,453            149       1,304
  Government Income Fund                                            436              5         431
  Bond Fund                                                       3,572            171       3,401
  Intermediate Municipal Bond Fund                                   53             --          53
  Pennsylvania Municipal Bond Fund                                  533             27         506
  New Jersey Municipal Bond Fund                                    105             --         105
--------------------------------------------------------------------------------------------------



6. FORWARD FOREIGN CURRENCY CONTRACTS

     The International Growth Fund enters into forward foreign currency contracts as hedges against portfolio positions. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

     At June 30, 1998, the International Growth Fund had unrealized gains on closed but unsettled forward foreign currency contracts of $801,491 scheduled to settle on July 8, 1998.



7. CONCENTRATION OF CREDIT RISK
     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in debt instruments of municipal issuers. Although these Funds maintain a diversified portfolio, with the exception of the Pennsylvania Municipal Bond Fund and the New Jersey
Municipal Bond Fund, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

     The Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, and Tax-Free Reserve invest in securities that include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At June 30, 1998, the percentage of portfolio investments by each revenue source was as follows:


---------------------------------------------------------------------------------------------------
                                                ------------  ------------    -----------  --------
                                                INTERMEDIATE  PENNSYLVANIA    NEW JERSEY
                                                  MUNICIPAL     MUNICIPAL      MUNICIPAL
                                                    BOND          BOND           BOND      TAX-FREE
                                                    FUND          FUND           FUND       RESERVE
                                                ------------  ------------    -----------  --------
  REVENUE BONDS:
     Education Bonds                                17%            19%            15%        10%
     Health Care Bonds                               3             15              5          6
     Transportation Bonds                           11              3              7          6
     Utility Bonds                                  13             16             16          7
     Housing Bonds                                  --              3             --          2
     Pollution Control Bonds                        --             --             --         17
     Industrial Development Bonds                    5             10             --          5
     Public Facility Bonds                          --              1              3          3
     Other                                          12              4              4          2
  GENERAL OBLIGATIONS                               39             26             50          8
  TAX EXEMPT COMMERCIAL PAPER                       --             --             --         28
  TAX AND REVENUE ANTICIPATION NOTES                --             --             --          5
  TAX ANTICIPATION NOTES                            --              3             --          1
                                                   ----            ----          ----       ----
                                                   100%            100%          100%       100%
------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                           COREFUND
--------------------------------------------------------------------------------
June 30, 1998


     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount on an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by the issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions). At June 30, 1998, the percentage of securities with credit enhancements are as follows:

--------------------------------------------------------------------------------
                                               -------          ---------
                                               LETTERS
                                                  OF              BOND
                                                CREDIT          INSURANCE
                                               -------          ---------
        Intermediate Municipal Bond Fund         --                 73%
        Pennsylvania Municipal Bond Fund         --                 62
        New Jersey Municipal Bond Fund           --                 38
        Tax-Free Reserve                         72%                 6
--------------------------------------------------------------------------------



8. SHARE TRANSACTIONS (000):

The following are the share transactions for the year ended June 30, 1998.

                         ------   ------   ------   ------   -------------  --------  ----------   ----------    --------
                         EQUITY    CORE    GROWTH   SPECIAL  INTERNATIONAL
                         INDEX    EQUITY   EQUITY   EQUITY     GROWTH       BALANCED   TREASURY      CASH        TAX-FREE
                          FUND    FUND(1)   FUND     FUND        FUND         FUND     RESERVE      RESERVE      RESERVE
                         ------   ------   ------   ------   -------------  --------  ----------   ----------    --------
CLASS Y
Shares issued             1,200    3,703    3,008    1,101       5,595       1,646     1,985,423    2,037,759     291,061
Shares issued in lieu
   of cash distributions    255    3,199      639      816         543         508         2,577        2,932         193
Shares redeemed          (1,084)  (6,152)  (2,920)  (1,727)     (5,536)     (1,944)   (2,163,427)  (2,122,644)   (285,844)
                         ------   ------   ------   ------      ------      ------    ----------   ----------    --------
Net increase (decrease)     371      750      727      190         602         210      (175,427)     (81,953)      5,410
                         ======   ======   ======   ======      ======      ======    ==========   ==========    ========
CLASS A/C
Shares issued               161      179       67       72          29         167        83,009      248,575      79,690
Shares issued in lieu
   of cash distributions     10      120       25       34           9          27           756        3,375         374
Shares redeemed             (34)    (144)     (58)     (48)        (32)        (80)      (73,336)    (199,480)    (67,310)
                         ------   ------   ------   ------      ------      ------    ----------   ----------    --------
Net increase                137      155       34       58           4         114        10,429       52,470      12,754
                         ======   ======   ======   ======      ======      ======    ==========   ==========    ========
CLASS B
Shares issued                42       18        9       21           4          61            --          152          --
Shares issued in lieu
   of cash distributions      1       --       --        1          --           2            --            2          --
Shares redeemed              (1)      (2)      --       --          --          --            --          (57)         --
                         ------   ------   ------   ------      ------      ------    ----------   ----------    --------
Net increase                 42       16        9       22           4          63            --           97          --
                         ======   ======   ======   ======      ======      ======    ==========   ==========    ========
TOTAL SHARE ACTIVITY
   FOR PERIOD               550      922      770      270         610         387      (164,998)     (29,386)     18,164
                         ======   ======   ======   ======      ======      ======    ==========   ==========    ========

(1) THIS FUND WAS FORMERLY KNOWN AS THE EQUITY FUND.


NOTES TO FINANCIAL STATEMENTS                                                                                      COREFUND
---------------------------------------------------------------------------------------------------------------------------
June 30, 1998


                                   ----------  ------------  ----------  -------- ------------  ------------   ----------
                                   SHORT TERM    SHORT-      GOVERNMENT           INTERMEDIATE  PENNSYLVANIA   NEW JERSEY
                                     INCOME    INTERMEDIATE   INCOME       BOND    MUNICIPAL     MUNICIPAL     MUNICIPAL
                                      FUND      BOND FUND      FUND        FUND    BOND FUND     BOND FUND     BOND FUND
                                   ----------  ------------  ----------  -------- ------------  ------------   ----------

CLASS Y
Shares issued                           983       3,994          832       2,311       37            458           18
Shares issued in lieu
  of cash distributions                 173         883           71         897        2             23            3
Shares repurchased                   (1,563)     (3,920)        (437)     (5,663)     (33)          (204)         (35)
                                     ------      ------         ----      ------      ---           ----          ---
Net increase (decrease)                (407)        957          466      (2,455)       6            277          (14)
                                     ======      ======         ====      ======      ===           ====          ===
CLASS A
Shares issued                             7          33           49          46        7            400           46
Shares issued in lieu
  of cash distributions                   3          12            8           9        3             16            2
Shares repurchased                       (4)        (67)         (64)        (51)     (20)           (40)          (8)
                                     ------      ------         ----      ------      ---           ----          ---
Net increase (decrease)                   6         (22)          (7)          4      (10)           376           40
                                     ======      ======         ====      ======      ===           ====          ===
TOTAL SHARE ACTIVITY
FOR PERIOD                             (401)        935          459      (2,451)      (4)           653           26
                                     ======      ======         ====      ======      ===           ====          ===


      AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


9. FUND REORGANIZATIONS

     On April 30, 1998, CoreStates Financial Corp (of which CoreStates Investments Advisers, Inc., investment adviser to the Funds, is a wholly-owned subsidiary) merged with and into a wholly-owned subsidiary of First Union Corporation. In anticipation of the merger transaction, on February 6, 1998, the Board of Directors of CoreFunds, Inc. approved an Agreement and Plan of Reorganization (the "Plan"), providing for the transfer of all assets and liabilities of the CoreFunds in exchange for the issuance of shares of the Evergreen Funds in a tax-free reorganization. At a special meeting of shareholders held on July 17, 1998, the shareholders of the CoreFunds voted to approve the Plan.

NOTES TO FINANCIAL STATEMENTS                                           COREFUND
--------------------------------------------------------------------------------
June 30, 1998



     A special meeting of the CoreFunds shareholders was scheduled for July 17, 1998 at which the shareholders of the Funds voted to:

     (1) approve an Agreement and Plan of Reorganization (the "Plan"), providing for the transfer of all assets and liabilities of the CoreFunds in exchange for the issuance of shares of the Evergreen Funds in a tax-free reorganization, and

     (2) approve the Interim Investment Advisory Agreement between the Funds and CoreStates Investment Advisers, Inc. (CSIA) from April 30, 1998 to the date the reorganizations are consummated.


The results are as follows:
                                                   SHARES VOTED            % OF VOTED             % OF TOTAL
                                                   ------------            ----------             ----------
EQUITY INDEX FUND

Item #1        FOR                                    6,096,676.700            95.90%                85.55%
               AGAINST                                   28,341.427             0.45%                 0.40%
               ABSTAIN                                    6,368.543             0.10%                 0.09%
               BROKER NON-VOTE                          225,768.000             3.55%                 3.17%

Item #2        FOR                                    6,322,803.884            99.46%                88.72%
               AGAINST                                   29,276.243             0.46%                 0.41%
               ABSTAIN                                    5,072.543             0.08%                 0.07%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
CORE EQUITY FUND

Item #1        FOR                                   23,623,481.878            98.60%                88.85%
               AGAINST                                   21,878.274             0.09%                 0.08%
               ABSTAIN                                    5,187.377             0.02%                 0.02%
               BROKER NON-VOTE                          309,569.000             1.29%                 1.16%

Item #2        FOR                                   23,921,173.845            99.84%                89.97%
               AGAINST                                   33,294.307             0.14%                 0.13%
               ABSTAIN                                    5,648.377             0.02%                 0.02%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
GROWTH EQUITY FUND

Item #1        FOR                                    9,951,151.254            97.91%                92.94%
               AGAINST                                   39,187.769             0.39%                 0.37%
               ABSTAIN                                    2,521.369             0.02%                 0.02%
               BROKER NON-VOTE                          170.627.500             1.68%                 1.59%

Item #2        FOR                                   10,122,457.696            99.60%                94.54%
               AGAINST                                   38,247.352             0.38%                 0.36%
               ABSTAIN                                    2,782.344             0.03%                 0.03%
               BROKER NON-VOTE                                   --             0.00%                 0.00%

                                       65

NOTES TO FINANCIAL STATEMENTS                                                                                      COREFUND
---------------------------------------------------------------------------------------------------------------------------
June 30, 1998


                                                   SHARES VOTED            % OF VOTED             % OF TOTAL
                                                   ------------            ----------             ----------
SPECIAL EQUITY FUND

Item #1        FOR                                    4,658,005.373            97.37%                66.23%
               AGAINST                                    9,336.024             0.20%                 0.13%
               ABSTAIN                                      510.000             0.01%                 0.01%
               BROKER NON-VOTE                          116,068.500             2.43%                 1.65%

Item #2        FOR                                    4,774,082.373            99.79%                67.88%
               AGAINST                                    9,328.024             0.19%                 0.13%
               ABSTAIN                                      510.000             0.01%                 0.01%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
INTERNATIONAL GROWTH FUND

Item #1        FOR                                   10,703,225.019            99.16%                90.25%
               AGAINST                                    8,045.295             0.07%                 0.07%
               ABSTAIN                                    1,925.954             0.02%                 0.02%
               BROKER NON-VOTE                           80,683.000             0.75%                 0.68%

Item #2        FOR                                   10,783,530.019            99.90%                90.92%
               AGAINST                                    8,423.295             0.08%                 0.07%
               ABSTAIN                                    1,925.954             0.02%                 0.02%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
BALANCED FUND

Item #1        FOR                                    8,269,835.339            97.31%                91.18%
               AGAINST                                    6,319.206             0.07%                 0.07%
               ABSTAIN                                    9,725.390             0.11%                 0.11%
               BROKER NON-VOTE                          212,182.000             2.50%                 2.34%

Item #2        FOR                                    8,487,837.201            99.88%                93.59%
               AGAINST                                    6,458.427             0.08%                 0.07%
               ABSTAIN                                    3,766.307             0.04%                 0.04%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
SHORT TERM INCOME FUND

Item #1        FOR                                    3,161,499.161            99.87%                95.48%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                           --             0.00%                 0.00%
               BROKER NON-VOTE                            3,966.000             0.13%                 0.12%

Item #2        FOR                                    3,165,465.161           100.00%                95.60%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                           --             0.00%                 0.00%
               BROKER NON-VOTE                                   --             0.00%                 0.00%


NOTES TO FINANCIAL STATEMENTS                                                                                      COREFUND
---------------------------------------------------------------------------------------------------------------------------
June 30, 1998


                                                   SHARES VOTED            % OF VOTED             % OF TOTAL
                                                   ------------            ----------             ----------
SHORT-INTERMEDIATE BOND FUND

Item #1        FOR                                   15,475,909.263            98.97%                87.62%
               AGAINST                                   25,108.524             0.16%                 0.14%
               ABSTAIN                                    6,323.766             0.04%                 0.04%
               BROKER NON-VOTE                          130,190.000             0.83%                 0.74%

Item #2        FOR                                   15,593,369.263            99.72%                88.28%
               AGAINST                                   37,838.524             0.24%                 0.21%
               ABSTAIN                                    6,323.766             0.04%                 0.04%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
GOVERNMENT INCOME FUND

Item #1        FOR                                    2,277,596.640            95.82%                87.54%
               AGAINST                                    7,078.000             0.30%                 0.27%
               ABSTAIN                                    3,840.329             0.16%                 0.15%
               BROKER NON-VOTE                           88,387.000             3.72%                 3.40%

Item #2        FOR                                    2,369,823.969            99.70%                91.09%
               AGAINST                                    7,078.000             0.30%                 0.27%
               ABSTAIN                                           --             0.00%                 0.00%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
BOND FUND

Item #1        FOR                                   15,189,389.801            99.66%                93.20%
               AGAINST                                    7,298.783             0.05%                 0.04%
               ABSTAIN                                    5,622.608             0.04%                 0.03%
               BROKER NON-VOTE                           38,755.500             0.25%                 0.24%

Item #2        FOR                                   15,213,484.801            99.82%                93.35%
               AGAINST                                   21,625.783             0.14%                 0.13%
               ABSTAIN                                    5,955.608             0.04%                 0.04%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
INTERMEDIATE MUNICIPAL BOND FUND

Item #1        FOR                                      129,489.185            80.11%                66.03%
               AGAINST                                    1,086.000             0.67%                 0.55%
               ABSTAIN                                           --             0.00%                 0.00%
               BROKER NON-VOTE                           31,064.500            19.22%                15.84%

Item #2        FOR                                      159,280.185            98.54%                81.22%
               AGAINST                                    1,086.000             0.67%                 0.55%
               ABSTAIN                                    1,273.000             0.79%                 0.65%
               BROKER NON-VOTE                                   --             0.00%                 0.00%


NOTES TO FINANCIAL STATEMENTS                                                                                      COREFUND
---------------------------------------------------------------------------------------------------------------------------
June 30, 1998



                                                   SHARES VOTED            % OF VOTED             % OF TOTAL
                                                   ------------            ----------             ----------
PENNSYLVANIA MUNICIPAL BOND FUND

Item #1        FOR                                    1,195,150.534            91.45%                67.06%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                    3,311.000             0.25%                 0.19%
               BROKER NON-VOTE                          108,433.000             8.30%                 6.08%

Item #2        FOR                                    1,303,583.534            99.75%                73.14%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                    3,311.000             0.25%                 0.19%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
NEW JERSEY MUNICIPAL BOND FUND

Item #1        FOR                                      173,842.681            91.31%                82.53%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                           --             0.00%                 0.00%
               BROKER NON-VOTE                           16,552.000             8.69%                 7.86%

Item #2        FOR                                      190,394.681           100.00%                90.39%
               AGAINST                                           --             0.00%                 0.00%
               ABSTAIN                                           --             0.00%                 0.00%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
TREASURY RESERVE

Item #1        FOR                                  681,260,418.627            98.37%                95.45%
               AGAINST                                9,642,980.531             1.39%                 1.35%
               ABSTAIN                                1,437,533.196             0.21%                 0.20%
               BROKER NON-VOTE                          227,166.000             0.03%                 0.03%

Item #2        FOR                                  680,059,044.356            98.19%                95.28%
               AGAINST                                8,870,534.962             1.28%                 1.24%
               ABSTAIN                                3,638,519.036             0.53%                 0.51%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
CASH RESERVE

Item #1        FOR                                  471,982,866.312            95.36%                53.10%
               AGAINST                               20,546,327.066             4.15%                 2.31%
               ABSTAIN                                1,290,127.598             0.26%                 0.15%
               BROKER NON-VOTE                        1,148,573.500             0.23%                 0.13%

Item #2        FOR                                  469,729,451.899            94.90%                52.84%
               AGAINST                               19,888,798.208             4.02%                 2.24%
               ABSTAIN                                5,349,644.869             1.08%                 0.60%
               BROKER NON-VOTE                                   --             0.00%                 0.00%
                                                            68


NOTES TO FINANCIAL STATEMENTS                                                                                      COREFUND
---------------------------------------------------------------------------------------------------------------------------
June 30, 1998


                                                   SHARES VOTED            % OF VOTED             % OF TOTAL
                                                   ------------            ----------             ----------
TAX-FREE RESERVE

Item #1        FOR                                  126,285,899.439            99.57%                80.32%
               AGAINST                                  274,951.559             0.22%                 0.17%
               ABSTAIN                                  202,249.569             0.16%                 0.13%
               BROKER NON-VOTE                           65,602.000             0.05%                 0.04%

Item #2        FOR                                  126,497,978.609            99.74%                80.45%
               AGAINST                                  274,951.559             0.22%                 0.17%
               ABSTAIN                                   55,772.399             0.04%                 0.04%
               BROKER NON-VOTE                                   --             0.00%                 0.00%



     Additionally, the shareholders of International Growth Fund voted on July 17, 1998 to

     (1) approve an Interim Sub-Advisory Agreement between CSIA and Martin Currie, Inc. from April 30, 1998 to the date the reorganization is consummated, and

     (2) approve an Interim Sub-Advisory Agreement between CSIA and Aberdeen Fund Managers, Inc. from April 30, 1998 to the date the reorganization is consummated.

The results are as follows:


                                                   SHARES VOTED            % OF VOTED             % OF TOTAL
                                                   ------------            ----------             ----------
INTERNATIONAL GROWTH FUND

Item #1        FOR                                   10,783,327.019            99.90%                90.92%
               AGAINST                                    8,626.295             0.08%                 0.07%
               ABSTAIN                                    1,925.954             0.02%                 0.02%
               BROKER NON-VOTE                                   --             0.00%                 0.00%

Item #2        FOR                                   10,782,934.895            99.90%                90.92%
               AGAINST                                    8,626.295             0.08%                 0.07%
               ABSTAIN                                    2,318.078             0.02%                 0.02%
               BROKER NON-VOTE                                   --             0.00%                 0.00%


                         REPORT OF INDEPENDENT AUDITORS


Board of Directors and Shareholders
CoreFunds, Inc.

We have audited the accompanying statements of net assets of the Equity Index Fund, Core Equity Fund, Growth Equity Fund, Special Equity Fund, International Growth Fund, Balanced Fund, Short Term Income Fund, Short-Intermediate Bond Fund, Government Income Fund, Bond Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve of CoreFunds, Inc. (the "Funds") as of June 30, 1998, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. We have also audited the financial highlights for each of the periods presented herein for the Equity Index Fund, Growth Equity Fund, International Growth Fund, Balanced Fund, Short-Intermediate Bond Fund, Government Income Fund, Intermediate Municipal Bond Fund,Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve, and for the periods ended June 30, 1996 through June 30, 1998 presented herein for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented through October 31, 1995 for the Core Equity Fund, Special Equity Fund, Short Term Income Fund, and Bond Fund were audited by other auditors whose report thereon dated December 8, 1995 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of June 30, 1998, and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at June 30, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented herein for the Equity Index Fund, Growth Equity Fund, International Growth Fund, Balanced Fund, Short-Intermediate Bond Fund, Government Income Fund, Intermediate Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New Jersey Municipal Bond Fund, Treasury Reserve, Cash Reserve, and Tax-Free Reserve, and the financial highlights for the periods ended June 30, 1996 through June 30, 1998 presented herein for the Core Equity Fund,Special Equity Fund, Short Term Income Fund, and Bond Fund, in conformity with generally accepted accounting principles.


                                                          /S/SIGNATURE
                                                     ERNST & YOUNG LLP

Philadelphia, Pennsylvania
August 25, 1998

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Corporation. The report is not authorized for distribution to prospective investors in the Corporation unless preceded or accompanied by an effective prospectus. Shares in the Fund are not deposits or obligations of, or guaranteed or endorsed by, CoreStates Bank, N.A., the parent corporation of the Fund's investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.



COR-F-044-06